UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2022

Item 1. Reports to Stockholders.

(a)

SoFi Select 500 ETF

Ticker: SFY

SoFi Next 500 ETF

Ticker: SFYX

SoFi Social 50 ETF

Ticker: SFYF

SoFi Be Your Own Boss ETF

Ticker: BYOB
(Formerly: SoFi Gig Economy ETF)

SoFi Weekly Income ETF

Ticker: TGIF

SoFi Weekly Dividend ETF

Ticker: WKLY

SoFi Web 3 ETF

Ticker: TWEB

SoFi Smart Energy ETF

Ticker: ENRG
(Formerly: iClima Distributed Smart Energy ETF)

Semi-Annual Report

August 31, 2022

SoFi Funds

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

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SoFi Funds

Market Commentary

U.S. and global equity markets broadly weakened during the first 8 months of 2022 as inflation and central bank tightening began to take shape. The Federal Reserve’s warning of interest rate hikes in the face of widespread inflation finally came to fruition, with several months of rate hikes beginning in March. Additionally, global markets began to grind lower in early 2022 amid the constrained global supply chain and the Russian invasion of Ukraine, which occurred near the end of February 2022. While most global economies were modestly to fully reopened in 2021, the threat of lingering Covid-19 outbreaks continued to drag on certain countries, China’s zero-tolerance policy has continued to disrupt the global supply chain from getting back on track. The global trend toward digitalization and contactless transactions continues to grow throughout 2022. The implementation of the Work From Anywhere (“WFA”) phenomenon has grown steadily even in the face of companies beginning to request employees come back to the office at least part-time.

The information presented in this report relates to the Funds’ performance for the 6-month period ended August 31, 2022 (the “fiscal period”), as applicable.

The SoFi Select 500 ETF

The SoFi Select 500 ETF (“SFY”) seeks to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index (the “SFY Index”).

Index Description:

In summary, the SFY Index is rebalanced and reconstituted annually. The process begins with the selection of the 500 largest constituents by market capitalization of the Solactive US Broad Market Index, which generally includes common stocks and equity interests in real estate investment trusts (“REITs”). The weight of these constituents is initially based on their free-float market capitalization and then adjusted upward or downward based on three growth-oriented factors:

1)  trailing 12-month sales growth,

2)  trailing 12-month earnings per share (“EPS”) growth, and

3)  12-month forward-looking EPS growth consensus estimates.

The SFY Index’s construction does not naturally target any specific sector or industry, however, due to market conditions and certain factors, a sector such as Information Technology, may be relatively overweight/underweight for periods of time.

Fund Description:

SFY, via the SFY Index, is composed of 500 of the largest publicly traded U.S. companies and seeks to track the performance of the SFY Index.

Performance Overview:

During the fiscal period, SFY generated a total return of -10.40% (NAV) and -10.27% (Market). This compares to the -10.37% total return of the SFY Index, and the -8.84% total return of the benchmark, the S&P 500® Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Utilities and Energy were the leading contributors, while Information Technology, Consumer Discretionary and Communication Services were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included, Exxon, Eli Lilly, and UnitedHealth. Conversely, the leading detractors included Amazon, NVIDIA, and Microsoft.

The SoFi Next 500 ETF

The SoFi Next 500 ETF (“SFYX”) seeks to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index (the “SFYX Index”).

Index Description:

Similar to the SFY Index described above, in summary, the SFYX Index is rebalanced and reconstituted annually, and the process begins with the selection of the next 500 largest constituents by market capitalization of the Solactive US Broad Market Index, and generally includes common stocks and equity interests in REITs. Again, the weight of these constituents is initially based on their free-float market capitalization and then adjusted upward or downward based on the same three growth-oriented factors:

1)  trailing 12-month sales growth,

2)  trailing 12-month EPS growth, and

3) 12-month forward-looking EPS growth consensus estimates.

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SoFi Funds

The Index’s construction does not target any specific sector or industry but may be relatively overweight/underweight certain sectors for periods of time.

Fund Description:

SFYX, via the SFYX Index, is composed of 500 publicly traded U.S. companies in the second tier of 500 companies based on market capitalization and seeks to track the performance of the SFYX Index.

Performance Overview:

During the fiscal period, SFYX generated a total return of -11.74% (NAV) and -12.06% (Market). This compares to the -11.73% total return of the SFYX Index, and the -7.89% total return of the benchmark, the S&P MidCap 400® Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Energy and Utilities were the leading contributors, while Information Technology, Consumer Discretionary and Financials were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Shockwave Medica, New Fortress, and Nielsen Holdings. Conversely, the leading detractors included Upstart, Datadog, and Cleveland Cliffs.

The SoFi Social 50 ETF

The SoFi Social 50 ETF (“SFYF”) seeks to track the performance, before fees and expenses, of the SoFi Social 50 Index (the “SFYF Index”).

Index Description:

The SFYF Index is designed to reflect the 50 most widely held U.S.-listed equity securities in the self-directed brokerage accounts of SoFi Securities, LLC, an affiliate of Social Finance, Inc. (the “SoFi Accounts”), as weighted by aggregate holdings within the SoFi Accounts. Securities eligible for inclusion in the SFYF Index must: (a) be U.S.-listed equity securities held in SoFi Accounts, and (b) have an average daily trading volume of at least $10,000,000 during the preceding one-month and six-month periods (the “Eligible Universe”). The SFYF Index may include common stocks and equity interests in REITs. ETFs and other investment companies are not eligible for the SFYF Index.

Securities in the Eligible Universe are sorted based on:

1)  The number of SoFi Accounts that hold a particular security; and

2)  The total market value of the security held in the SoFi Accounts.

Each security in the Eligible Universe is then ranked from highest to lowest based on its “Weighted Average Value” (e.g., the security with the highest Weighted Average Value is assigned rank 1).

Subject to a “buffer rule” aimed at limiting SFYF Index turnover, securities ranked within the top 50 are included in the SFYF Index. Each security in the SFYF Index is then weighted based on its Weighted Average Value in relation to that of the other SFYF Index components and is subject to certain individual security weight and sector concentration caps. For example, the weight of each individual SFYF Index component is capped at 10%, and securities representing investments in any particular industry sector are capped at 50%. The SFYF Index is rebalanced and reconstituted monthly.

The SFYF Index’s construction does not target any specific sector or industry, however, due to market conditions and certain factors a sector may be relatively overweight/underweight for periods of time.

Fund Description:

SFYF, via the SFYF Index, is composed of the 50 most widely held U.S.-listed equity securities in the SoFi Accounts as weighted by their calculated Weighted Average Value (see above for detail) within the SoFi Accounts.

Performance Overview:

During the fiscal period, SFYF generated a total return of -19.96% (NAV) and -19.66% (Market). This compares to the -20.61% total return of the SFYF Index for the same period, and the -8.84% total return of the benchmark, the S&P 500® Total Return Index.

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From a sector perspective, based on performance attribution to the overall portfolio, Energy was the only contributor, while Consumer Discretionary and Information Technology were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Nu Holdings, Exxon and AT&T. Conversely, the leading detractors included Rivian, NVIDIA, and Coinbase.

The SoFi Be Your Own Boss ETF

The SoFi Be Your Own Boss ETF (“BYOB”) is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by investing in a portfolio of companies listed around the world that BYOB’s investment adviser considers part of the “gig economy”.

Fund Description:

The “gig economy” refers to the group of companies that have embraced, that support, or that otherwise benefit from a workforce where individual employees or independent contractors are empowered to create their own freelance business by leveraging recent developments in technology platforms that enable individuals to offer their services directly to retail and commercial customers. Examples of gig economy businesses include selling or reselling products through auction platforms or web-based stores and offering delivery services through an app-based platform.

The investment management team behind the strategy seeks investments in underlying companies that

•drive the overall gig economy universe,

•transform the way our economy transacts goods and services,

•modify how work gets done, and

•embraces the work from home economy.

These companies are broken up into categories, seeking direct participants, direct and indirect supportive gig economy businesses, companies that help facilitate processes within the gig economy, and any other ancillary benefiting companies because of the gig economy. These companies are put into a multi-tiered process based on their growth prospects within the gig economy and managed to allow for necessary concentration to generate alpha but not overconcentration which may cause significant volatility. The team actively rebalances the portfolio frequently, as such a new industry classification, BYOB can experience large individual position volatility and new issuances can occur frequently.

Performance Overview:

During the fiscal period, BYOB generated a total return of -30.39% (NAV) and -30.30% (Market). This compares to the -13.43% return of the Nasdaq-100® Total Return Index, and the -8.84% return of the benchmark, the S&P 500® Total Return Index, over the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Health Care and Real Estate detracted the least from the portfolio (no contributors), while Information Technology and Consumer Discretionary detracted the most.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Pinduoduo, Twitter, and Meituan. Conversely, the leading detractors included Coinbase, Unity Software and Shopify.

The SoFi Weekly Income ETF

The SoFi Weekly Income ETF (“TGIF”) is an actively-managed ETF that seeks to achieve weekly income by investing in investment grade and high-yield fixed income securities. TGIF is managed by Income Research + Management (“IR + M”), TGIF’s sub-adviser, a value-oriented fixed income manager with over 30 years of experience. The Fund targets a duration of less than 3 years, with the goal to reduce interest rate risk relative to longer dated bonds. TGIF does not seek to replicate the performance of a specified index.

Fund Description:

TGIF seeks to achieve its investment objective, under normal circumstances, by investing in U.S.-dollar denominated investment grade and non-investment grade (also known as “high-yield” or “junk”) fixed income securities and instruments and expects to distribute income from its investments to shareholders weekly. TGIF anticipates making its weekly income distributions each Friday (or, in the event the New York Stock Exchange (the “NYSE”) is closed for trading on Friday, on a day earlier in the week). While obligations of any maturity may be purchased, under normal circumstances, TGIF will generally have a short to intermediate overall effective duration (i.e., typically less than three years). Effective duration is a measure of a fund’s price sensitivity to changes in yields or interest rates and

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SoFi Funds

a fund with a higher effective duration will, under normal circumstances, have a greater sensitivity to interest rates. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by TGIF and, therefore, the TGIF’s exposure to changes in interest rates.

Investment decisions for TGIF are made by IR +M primarily through a fundamental analysis of available debt instruments and their issuers.

IR+M applies a bottom-up investing approach focusing on the analysis of individual companies rather than on the industry or sector in which a company operates or on the economy as a whole.

IR+M’s bottom-up process focuses on the following attributes of investment opportunities:

•Credit: IR+M evaluates the strength of a company’s management, its financial statements, and its competitive position in its industry or peer group.

•Structure: IR+M focuses on the shape of the curve reflecting the relationship of a bond’s price to interest rates (also known as “convexity”) with a particular interest in the extent to which an instrument may be callable (i.e., the issuer can redeem the bond prior to its maturity date) or have other such options attached to it that may affect the bond’s convexity. This analysis favors bonds with positive convexity (i.e., where the price would be expected to increase as interest rates rise) and those with structures that may add to the bond’s effective yield without increasing credit risk.

•Price: IR+M seeks bonds that it believes are under- or mis-priced and will seek to avoid bonds it determines are overpriced.

Performance Overview:

During the period, TGIF generated a total return of -4.40% (NAV) and -4.40% (Market). This compares to the -2.09% return of the benchmark, the Bloomberg Barclays 1-3 Year Credit Index.

From a sector perspective, based on performance attribution to the overall portfolio, Utilities was the only contributor, while Financials and Consumer Discretionary detracted the most.

Reviewing individual holdings based on performance attribution to the overall portfolio, leading contributors included OXY 0 10/10/36 (Occidental Petroleum), APA 4 ⅝ 11/15/25 (Apache), and CLI 3.15 05/15/23 (Mack-Cali Realty). Conversely, the leading detractors included FNS 417 C23 (Fannie Mae Strip), FNS 424 C14 (Fannie Mae Strip), and QVCN 4 ¾ 02/15/27 (QVC Inc.).

The SoFi Weekly Dividend ETF

The SoFi Weekly Dividend ETF (“WKLY”) is a passively-managed ETF that seeks to provide investors with consistent income by tracking the SoFi Sustainable Dividend Index (the “WKLY Index”), made up of global, consistent dividend-paying companies. Securities selected for the WKLY Index have maintained their dividend payments over the last 12 months, been forecasted to continue to pay over the next 12 months and have met a number of additional screens designed to remove companies at risk of reducing their dividend payouts. Holdings are weighted by market capitalization and rebalanced quarterly.

Fund Description:

WKLY aims to pay dividends on a weekly basis, typically each Thursday. The Fund holds a portfolio of large- and mid-cap dividend-paying companies from developed markets. Aside from liquidity and market-cap requirements, the WKLY Index filters securities based on stable dividend payout, forecasted dividends, dividend history, payout ratio, debt/equity ratio, and price return. Eligible stocks are then selected for high dividend yield, relative to the weighted average yield of the parent index. The resulting portfolio is market-cap-weighted, with individual and sector weights capped at 5% and 30%, respectively. The WKLY Index is rebalanced and reconstituted quarterly, starting in February.

•Get Paid Weekly-WKLY seeks to distribute income on a weekly basis, providing the opportunity for a steady stream of income.

•Global Dividend-Paying Equities-Access the global market of dividend-paying companies.

•A Focus on Dividend Sustainability-Securities selected for the WKLY Index have maintained dividend payments over the last 12 months, been forecasted to continue to pay over the next 12 months and have met additional screens designed to remove companies at risk of reducing dividend payouts.

•WKLY Does the Work–Instead of manually buying a basket of dividend-paying stocks, you can purchase one ETF to do the work for you.

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SoFi Funds

Performance Overview:

During the fiscal period, WKLY generated a total return of -10.06% (NAV) and -9.91% (Market). This compares to the –2.09% return of the benchmark, the Bloomberg 1-3 Year Credit Index, and the -9.60% return of the WKLY Index over the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Energy and Utilities were the largest contributors, while Financials and Materials detracted the most.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Chevron, ConocoPhillips, and Automatic Data. Conversely, the leading detractors included JP Morgan, Bank of America, and Intel Corp.

The SoFi Smart Energy ETF

The SoFi Smart Energy ETF (“ENRG”) is a passively-managed ETF that seeks to track the performance, before fees and expenses, of the iClima Distributed Renewable Energy Index (the “ENRG Index”). ENRG will invest all, or substantially all, of its assets in the component securities that make up the ENRG Index. The ENRG Index is comprised of equity securities of publicly traded, large-, mid-, and small-cap U.S. and non-U.S. companies in developed and emerging markets that are Distributed Energy Companies as defined in the ENRG Prospectus.

Fund Description:

ENRG provides exposure to global companies that support distributed energy resources (DER). ENRG focuses on renewable energy sources, a subset of all possible DER solutions. Firms are screened to determine the percentage of revenue each company receives from DER compared to its total revenue by analyzing financial and sustainability reports, along with other publicly available information. Companies with at least 20% DER revenue or have at least a 10% increase in DER revenue over the prior year are considered, as well as those that disclose DER as a key revenue source. Companies are then screened for relevant sustainability and ESG standards. The ENRG Index is reconstituted and rebalanced semi-annually, assigning each security an equal weight. Prior to February 14, 2022, ENRG was named the iClima Distributed Renewable Energy Transition Leaders ETF. Before August 9, 2022, ENRG traded under the name iClima Distributed Smart Energy ETF and the ticker SHFT.

Performance Overview:

During the fiscal period, ENRG generated a total return of –5.22% (NAV) and -4.65% (Market). This compares to the -11.21% return of the benchmark, the Dow Jones Global Index TR, and the -4.96% return of the ENRG Index, over the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Utilities was the only contributor to the portfolio, while Information Technology and Consumer Discretionary detracted the most.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Enphase Energy, Stem Inc., and Canadian Solar. Conversely, the leading detractors included Cleanspark, Veritone, and Nuvve Holding.

The SoFi Web 3 ETF

The SoFi Web 3 ETF (“TWEB”) is a passively-managed ETF that seeks to track the performance, before fees and expenses, of the Solactive Web 3.0 Index (the “TWEB Index”). The TWEB Index’s initial investable universe consists of equity securities listed on securities exchanges in the U.S., developed markets, and South Korea. The TWEB Index includes equity securities of companies (each, a “Web 3.0 Company”) with products or services in one of the following four thematic categories Big Data & Artificial Intelligence; Blockchain Technology; Metaverse; and NFT & Tokenization.

Fund Description:

TWEB is passively-managed to provide exposure to Web 3.0, or the third generation of the internet, by investing in four thematic categories: big data & artificial intelligence, blockchain, metaverse, and NFT & tokenization. All four underlying technologies are believed to drive a decentralized approach to the internet. TWEB principally invests in the U.S., developed markets, and South Korea, while excluding equities traded in China. To be eligible for inclusion, a company must derive significant revenue from the four thematic categories. Companies within each category are ranked using a natural language processing algorithm. The TWEB Index selects the 10 highest ranking in each category to build a narrow portfolio of 40 securities. The four categories are weighted equally, with securities within each category weighted based on thematic relevance. The TWEB Index reconstitutes and rebalances semi-annually.

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SoFi Funds

Performance Overview:

During the period since inception (8/8/22) ending 8/31/22, TWEB generated a total return of –14.54% (NAV) and -14.59% (Market). This compares to the -4.33% return of the benchmark, the S&P 500® Total Return Index, while the total return of the TWEB Index was -10.82% for the period.

From a sector perspective, based on performance attribution to the overall portfolio, Health Care and Real Estate detracted the least (no contributors), while Information Technology and Consumer Discretionary detracted the most.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included 1Stdibs.com Inc., Funko Inc., and Vinco Ventures. Conversely, the leading detractors included Gamestop, AMC, and Vuzix.

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SoFi Funds

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Investors buy and sell ETF shares through a brokerage account or an investment advisor. Like ordinary stocks, brokerage commissions, and/or transaction costs or service fees may apply. Please consult your broker or financial advisor for their fee schedule.

There is no guarantee that a Fund’s investment strategy will be successful. Shares may trade at a premium or discount to their NAV in the secondary market, and a fund’s holdings and returns may deviate from those of its index, if applicable. These variations may be greater when markets are volatile or subject to unusual conditions. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. The Funds are newer and each has a limited operating history. You can lose money on your investment in a Fund. Diversification does not ensure profit or protect against loss in declining markets. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Investing in emerging markets involves different and greater risks, as these countries are substantially smaller, less liquid and more volatile than securities markets in more developed markets. Because GIGE may invest in a single sector, country or industry, its shares do not represent a complete investment program. As non-diversified funds, the value of TGIF’s, WKLY’s and ENRG’s shares may fluctuate more than shares invested in a broader range of industries and companies because of concentration in a specific sector, country or industry.

The S&P 500® Total Return Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Financial Services LLC. The S&P MidCap 400® Total Return Index is an index of 400 mid-capitalization companies selected by Standard & Poor’s Financial Services LLC. The Nasdaq-100® Total Return Index is an index of 100 of the largest non-financial securities, based on market capitalization, listed on The Nasdaq Stock Market, LLC. The Bloomberg Barclays 1-3 Year Credit Index is an index of investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related debt with 1 to 3 years to maturity. The Dow Jones Global Index aims to provide 95% market capitalization coverage of stocks globally, including developed and emerging regions. It is not possible to invest directly in an index. Holdings are subject to change.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report.

SoFi ETFs are distributed by Foreside Fund Services, LLC.

Social Finance, Inc. (“SoFi”) is not an affiliated person of the Funds, Toroso Investments, LLC, IR+M, the distributor, or any of their affiliates. SoFi and/or its affiliates, including SoFi Securities, LLC, do not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. SoFi has provided support in developing the methodology used by the SoFi Select 500 ETF, SoFi Next 500 ETF and SoFi Social 50 ETF’s underlying index to determine the securities included in such Index. However, SoFi is not involved in the maintenance of each such Index and does not act in the capacity of an index provider.

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SoFi Funds

SOFI SELECT 500 ETF PORTFOLIO ALLOCATION at August 31, 2022 (Unaudited)

Sector	% of Net Assets
Technology	22.1%
Consumer, Non-cyclical	19.3
Communications	14.0
Consumer, Cyclical	13.1
Financial	12.1
Energy	8.7
Industrial	6.0
Utilities	2.6
Basic Materials	1.9
Cash & Cash Equivalents(1)	0.2
100.0%

(1)Represents cash, short-term investments and liabilities in excess of other assets.

SOFI NEXT 500 ETF PORTFOLIO ALLOCATION at August 31, 2022 (Unaudited)

Sector	% of Net Assets
Consumer, Non-cyclical	20.6%
Financial	18.9
Consumer, Cyclical	14.0
Industrial	12.9
Energy	11.2
Technology	10.2
Basic Materials	5.3
Utilities	3.4
Communications	3.3
Cash & Cash Equivalents(1)	0.2
100.0%

(1)Represents cash, short-term investments and liabilities in excess of other assets.

SOFI SOCIAL 50 ETF PORTFOLIO ALLOCATION at August 31, 2022 (Unaudited)

Sector	% of Net Assets
Consumer, Cyclical	36.2%
Communications	23.9
Technology	22.3
Consumer, Non-cyclical	8.7
Financial	6.0
Industrial	1.5
Energy	1.3
Cash & Cash Equivalents(1)	0.1
100.0%

(1)Represents cash, short-term investments and liabilities in excess of other assets.

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SoFi Funds

SOFI BE YOUR OWN BOSS ETF PORTFOLIO ALLOCATION at August 31, 2022 (Unaudited)

Sector	% of Net Assets
Communications	40.5%
Technology	30.0
Consumer, Non-cyclical	15.2
Financial	6.9
Consumer, Cyclical	4.6
Industrial	2.4
Cash & Cash Equivalents(1)	0.4
100.0%

(1)Represents cash, short-term investments and liabilities in excess of other assets.

SOFI WEEKLY INCOME ETF PORTFOLIO ALLOCATION at August 31, 2022 (Unaudited)

Sector	% of Net Assets
Financial	25.6%
Communications	14.2
Consumer, Cyclical	12.8
Energy	11.9
Industrial	9.9
Consumer, Non-cyclical	8.1
Asset Backed Securities	3.7
Basic Materials	2.8
Government	2.7
Cash & Cash Equivalents(1)	2.5
Utilities	2.5
Technology	2.3
Mortgage Backed Securities	1.0
100.0%

(1)Represents cash, short-term investments and liabilities in excess of other assets.

SOFI WEEKLY DIVIDEND ETF PORTFOLIO ALLOCATION at August 31, 2022 (Unaudited)

Sector	% of Net Assets
Consumer, Non-cyclical	26.7%
Financial	24.4
Energy	11.4
Industrial	8.8
Consumer, Cyclical	6.3
Basic Materials	6.0
Utilities	5.4
Communications	5.3
Technology	5.0
Cash & Cash Equivalents(1)	0.5
Diversified	0.2
100.0%

(1)Represents cash, short-term investments and liabilities in excess of other assets.

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SoFi Funds

SOFI WEB 3 ETF PORTFOLIO ALLOCATION at August 31, 2022 (Unaudited)

Sector	% of Net Assets
Technology	33.2%
Communications	24.5
Consumer, Cyclical	16.8
Financial	12.1
Consumer, Non-cyclical	10.8
Industrial	2.5
Cash & Cash Equivalents(1)	0.1
100.0%

(1)Represents cash, short-term investments and liabilities in excess of other assets.

SOFI SMART ENERGY ETF PORTFOLIO ALLOCATION at August 31, 2022 (Unaudited)

Sector	% of Net Assets
Industrial	44.3%
Energy	30.9
Consumer, Cyclical	11.5
Technology	6.6
Consumer, Non-cyclical	4.4
Utilities	2.0
Cash & Cash Equivalents(1)	0.3
100.0%

(1)Represents cash, short-term investments and other assets in excess of liabilities.

SoFi Select 500 ETF

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The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks – 99.8%
Advertising – 0.1%
Omnicom Group, Inc. (1)	1,568	$104,899
The Trade Desk, Inc. - Class A (1)(2)	4,223	264,782
		369,681
Aerospace & Defense – 1.4%
General Dynamics Corp.	1,870	428,099
L3Harris Technologies, Inc.	1,462	333,614
Lockheed Martin Corp.	1,821	765,020
Northrop Grumman Corp.	1,005	480,380
Raytheon Technologies Corp.	17,251	1,548,277
Teledyne Technologies, Inc. (2)	645	237,592
The Boeing Co. (2)	7,003	1,122,231
TransDigm Group, Inc.	448	268,975
		5,184,188
Agriculture – 0.6%
Altria Group, Inc.	18,115	817,349
Archer-Daniels-Midland Co.	5,632	494,996
Philip Morris International, Inc.	11,255	1,074,740
		2,387,085
Airlines – 0.3%
Delta Air Lines, Inc. (2)	19,611	609,314
Southwest Airlines Co. (2)	8,751	321,161
United Airlines Holdings, Inc. (2)	4,280	149,843
		1,080,318
Apparel – 0.4%
Nike, Inc. - Class B	11,989	1,276,229
VF Corp.	7,436	308,222
		1,584,451
Auto Manufacturers – 6.5%
Cummins, Inc.	1,134	244,229
Ford Motor Co.	90,407	1,377,803
General Motors Co.	10,244	391,423
PACCAR, Inc.	3,066	268,306
Stellantis NV (1)	100,417	1,345,588
Tesla, Inc. (2)	76,471	21,076,172
		24,703,521
Banks – 3.2%
Bank of America Corp.	56,102	1,885,588
Citigroup, Inc.	12,473	608,807
Citizens Financial Group, Inc.	3,626	133,002
Fifth Third Bancorp	4,996	170,613
First Republic Bank	1,455	220,913
Huntington Bancshares, Inc. (1)	13,326	178,568
JPMorgan Chase & Co.	19,923	2,265,843

	Shares	Value
Banks – 3.2% (Continued)
KeyCorp	6,740	$119,231
M&T Bank Corp. (1)	1,224	222,499
Morgan Stanley	13,956	1,189,330
Northern Trust Corp.	1,481	140,828
Regions Financial Corp.	6,694	145,059
State Street Corp.	2,550	174,292
SVB Financial Group (1)(2)	630	256,108
The Bank of New York Mellon Corp.	5,298	220,026
The Goldman Sachs Group, Inc.	2,853	949,108
The PNC Financial Services Group, Inc.	3,190	504,020
Truist Financial Corp.	9,000	421,560
U.S. Bancorp	10,233	466,727
Wells Fargo & Co.	43,192	1,887,922
		12,160,044
Beverages – 1.5%
Brown-Forman Corp. - Class B	2,276	165,465
Constellation Brands, Inc. - Class A	3,435	845,182
Keurig Dr Pepper, Inc.	10,797	411,582
Monster Beverage Corp. (2)	4,038	358,696
PepsiCo, Inc.	10,453	1,800,738
The Coca-Cola Co.	34,006	2,098,510
		5,680,173
Biotechnology – 2.3%
Alnylam Pharmaceuticals, Inc. (2)	1,871	386,680
Amgen, Inc.	4,208	1,011,182
Biogen, Inc. (2)	947	185,025
BioMarin Pharmaceutical, Inc. (2)	2,317	206,676
Bio-Rad Laboratories, Inc. - Class A (2)	172	83,427
Corteva, Inc.	6,019	369,747
Gilead Sciences, Inc.	31,785	2,017,394
Horizon Therapeutics PLC (2)	4,009	237,373
Illumina, Inc. (2)	1,591	320,809
Incyte Corp. (2)	2,119	149,241
Moderna, Inc. (2)	15,133	2,001,642
Regeneron Pharmaceuticals, Inc. (2)	1,805	1,048,813
Seagen, Inc. (2)	1,158	178,668
Vertex Pharmaceuticals, Inc. (2)	2,285	643,822
		8,840,499
Building Materials – 0.3%
Carrier Global Corp.	7,189	281,234
Johnson Controls International PLC	6,799	368,098
Martin Marietta Materials, Inc.	469	163,076
Masco Corp.	2,035	103,520
Vulcan Materials Co.	989	164,659
		1,080,587

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited)

SoFi Select 500 ETF

12

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Chemicals – 1.3%
Air Products and Chemicals, Inc.	1,789	$451,633
Albemarle Corp.	2,053	550,122
Celanese Corp.	1,015	112,523
CF Industries Holdings, Inc.	3,954	409,081
Dow, Inc.	9,841	501,891
DuPont de Nemours, Inc.	3,610	200,860
Eastman Chemical Co. (1)	1,217	110,747
Ecolab, Inc.	2,231	365,505
FMC Corp.	1,041	112,511
International Flavors & Fragrances, Inc.	7,098	784,187
LyondellBasell Industries NV	5,108	423,964
PPG Industries, Inc.	1,885	239,357
The Mosaic Co.	5,963	321,227
The Sherwin-Williams Co.	1,717	398,516
		4,982,124
Commercial Services – 1.7%
Automatic Data Processing, Inc.	3,014	736,652
Block, Inc. - Class A (2)	13,031	897,966
Booz Allen Hamilton Holding Corp.	889	85,077
Cintas Corp.	752	305,944
CoStar Group, Inc. (2)	2,937	204,533
Equifax, Inc.	1,030	194,412
FleetCor Technologies, Inc. (2)	628	133,469
Gartner, Inc. (2)	747	213,134
Global Payments, Inc.	3,403	422,755
MarketAxess Holdings, Inc.	230	57,176
Moody’s Corp.	1,446	411,416
PayPal Holdings, Inc. (2)	9,644	901,135
Rollins, Inc.	3,664	123,697
S&P Global, Inc. (1)	2,997	1,055,483
TransUnion	1,801	133,040
United Rentals, Inc. (2)	636	185,737
Verisk Analytics, Inc.	1,292	241,811
		6,303,437
Computers – 7.3%
Accenture PLC - Class A	5,193	1,497,973
Apple, Inc.	142,708	22,436,552
Cognizant Technology Solutions Corp.	4,052	255,965
Crowdstrike Holdings, Inc. - Class A (2)	3,822	697,935
Dell Technologies, Inc. - Class C	2,033	77,843
EPAM Systems, Inc. (2)	529	225,618
Fortinet, Inc. (2)	8,797	428,326
Hewlett Packard Enterprise Co.	20,464	278,310
HP, Inc.	7,773	223,163
International Business Machines Corp.	6,433	826,319
Leidos Holdings, Inc.	1,017	96,666

	Shares	Value
Computers – 7.3% (Continued)
NetApp, Inc.	1,761	$127,021
Seagate Technology Holdings PLC	1,776	118,921
Western Digital Corp. (2)	4,915	207,708
Zscaler, Inc. (2)	2,070	329,627
		27,827,947
Cosmetics & Personal Care – 0.9%
Colgate-Palmolive Co.	6,187	483,885
The Estee Lauder Companies, Inc.	2,522	641,547
The Procter & Gamble Co.	17,115	2,360,843
		3,486,275
Distribution & Wholesale – 0.2%
Copart, Inc. (2)	2,310	276,391
Fastenal Co.	4,018	202,226
LKQ Corp.	2,071	110,219
W.W. Grainger, Inc.	389	215,872
		804,708
Diversified Financial Services – 3.6%
American Express Co.	6,565	997,880
Ameriprise Financial, Inc.	915	245,229
Apollo Global Management, Inc. (1)	22,655	1,259,165
BlackRock, Inc.	1,239	825,657
Capital One Financial Corp.	3,519	372,381
Cboe Global Markets, Inc. (1)	743	87,652
CME Group, Inc. - Class A	2,488	486,678
Coinbase Global, Inc. - Class A (1)(2)	7,366	492,049
Discover Financial Services	2,309	232,031
Franklin Resources, Inc. (1)	5,854	152,614
Intercontinental Exchange, Inc.	5,680	572,828
Mastercard, Inc. - Class A	8,031	2,605,015
Nasdaq, Inc.	3,705	220,559
Raymond James Financial, Inc.	2,006	209,366
Synchrony Financial	3,415	111,841
T. Rowe Price Group, Inc. (1)	1,921	230,520
The Charles Schwab Corp.	25,039	1,776,517
Visa, Inc. - Class A (1)	13,509	2,684,373
		13,562,355
Electric – 2.5%
Alliant Energy Corp.	1,888	115,244
Ameren Corp.	1,948	180,424
American Electric Power Co., Inc.	3,724	373,145
Avangrid, Inc. (1)	3,783	186,880
CenterPoint Energy, Inc.	6,078	191,639
CMS Energy Corp.	2,208	149,128
Consolidated Edison, Inc.	2,820	275,627
Constellation Energy Corp.	6,205	506,266

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Select 500 ETF

13

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Electric – 2.5% (Continued)
Dominion Energy, Inc.	6,144	$502,579
DTE Energy Co.	1,692	220,535
Duke Energy Corp.	6,418	686,148
Edison International	3,369	228,317
Entergy Corp.	1,603	184,826
Evergy, Inc.	1,797	123,149
Eversource Energy	2,635	236,333
Exelon Corp.	8,030	352,597
FirstEnergy Corp.	4,416	174,653
NextEra Energy, Inc. (1)	19,757	1,680,531
PG&E Corp. (2)	45,507	561,101
PPL Corp.	15,028	437,014
Public Service Enterprise Group, Inc.	6,123	394,076
Sempra Energy	2,839	468,350
The AES Corp.	10,549	268,472
The Southern Co.	8,673	668,428
WEC Energy Group, Inc.	2,429	250,527
Xcel Energy, Inc.	4,215	312,964
		9,728,953
Electrical Components & Equipment – 0.2%
AMETEK, Inc.	1,918	230,467
Emerson Electric Co.	4,630	378,456
		608,923
Electronics – 0.6%
Agilent Technologies, Inc.	2,445	313,571
Amphenol Corp.	4,961	364,782
Fortive Corp.	2,737	173,334
Garmin Ltd.	1,472	130,257
Honeywell International, Inc.	4,548	861,164
Keysight Technologies, Inc. (2)	1,514	248,130
Mettler-Toledo International, Inc. (2)	177	214,606
		2,305,844
Energy – Alternate Sources – 0.1%
Enphase Energy, Inc. (2)	1,921	550,251
Engineering & Construction – 0.0% (4)
Jacobs Solutions, Inc.	1,379	171,796
Entertainment – 0.2%
Live Nation Entertainment, Inc. (1)(2)	6,350	573,786
Environmental Control – 0.2%
Republic Services, Inc.	2,355	336,106
Waste Management, Inc.	3,285	555,263
		891,369

	Shares	Value
Food – 1.0%
Campbell Soup Co.	1,793	$90,331
Conagra Brands, Inc.	3,120	107,266
General Mills, Inc.	4,075	312,960
Hormel Foods Corp. (1)	4,633	232,947
Kellogg Co. (1)	2,309	167,957
McCormick & Co., Inc.	1,912	160,742
Mondelez International, Inc.	9,577	592,433
Sysco Corp. (1)	8,260	679,137
The Hershey Co.	1,054	236,802
The J.M. Smucker Co.	752	105,273
The Kraft Heinz Co.	14,391	538,223
The Kroger Co. (1)	5,420	259,835
Tyson Foods, Inc. - Class A	2,380	179,404
		3,663,310
Forest Products & Paper – 0.0% (4)
International Paper Co.	2,829	117,743
Gas – 0.0% (4)
Atmos Energy Corp. (1)	1,154	130,841
Hand & Machine Tools – 0.1%
Snap-on, Inc.	386	84,094
Stanley Black & Decker, Inc. (1)	1,195	105,280
		189,374
Healthcare – Products – 3.6%
Abbott Laboratories	16,245	1,667,549
ABIOMED, Inc. (2)	409	106,045
Align Technology, Inc. (2)	1,208	294,390
Baxter International, Inc.	4,335	249,089
Boston Scientific Corp. (2)	41,057	1,655,008
Danaher Corp.	7,436	2,007,051
Edwards Lifesciences Corp. (2)	6,082	547,988
Exact Sciences Corp. (2)	1,398	49,699
Hologic, Inc. (2)	1,899	128,296
IDEXX Laboratories, Inc. (2)	816	283,658
Insulet Corp. (1)(2)	1,530	390,869
Intuitive Surgical, Inc. (2)	4,024	827,898
Medtronic PLC	12,175	1,070,426
PerkinElmer, Inc.	1,156	156,129
QIAGEN NV (2)	1,775	80,638
ResMed, Inc.	1,388	305,249
STERIS PLC	1,478	297,640
Stryker Corp.	3,896	799,459
Teleflex, Inc.	422	95,482
The Cooper Companies, Inc.	389	111,814
Thermo Fisher Scientific, Inc.	3,310	1,805,009
Waters Corp. (2)	425	126,905

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Select 500 ETF

14

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Healthcare – Products – 3.6% (Continued)
West Pharmaceutical Services, Inc.	808	$239,726
Zimmer Biomet Holdings, Inc.	3,586	381,264
		13,677,281
Healthcare – Services – 2.0%
Catalent, Inc. (2)	1,585	139,480
Centene Corp. (2)	5,758	516,723
DaVita, Inc. (2)	687	58,594
Elevance Health, Inc.	1,897	920,254
HCA Healthcare, Inc.	2,792	552,453
Humana, Inc.	916	441,310
IQVIA Holdings, Inc. (2)	2,564	545,260
Laboratory Corp of America Holdings	729	164,222
Molina Healthcare, Inc. (2)	704	237,508
Quest Diagnostics, Inc.	793	99,371
UnitedHealth Group, Inc.	7,457	3,872,644
Universal Health Services, Inc. - Class B	559	54,693
		7,602,512
Home Builders – 0.2%
D.R. Horton, Inc.	3,287	233,870
Lennar Corp. - Class A (1)	2,053	159,005
NVR, Inc. (2)	25	103,502
PulteGroup, Inc. (1)	2,034	82,702
		579,079
Home Furnishings – 0.0% (4)
Whirlpool Corp. (1)	372	58,255
Household Products & Wares – 0.1%
Church & Dwight Co., Inc.	1,754	146,827
Kimberly-Clark Corp. (1)	2,026	258,355
The Clorox Co.	884	127,597
		532,779
Insurance – 2.4%
Aflac, Inc. (1)	4,528	269,054
American International Group, Inc.	6,999	362,198
Aon PLC	2,072	578,627
Arch Capital Group Ltd. (2)	2,734	124,998
Arthur J Gallagher & Co.	1,970	357,693
Berkshire Hathaway, Inc. - Class B (2)	9,599	2,695,399
Brown & Brown, Inc.	2,514	158,483
Chubb Ltd.	3,237	611,955
Cincinnati Financial Corp.	1,453	140,883
CNA Financial Corp.	2,131	81,958
Everest Re Group Ltd.	407	109,503
Globe Life, Inc.	705	68,519
Markel Corp. (2)	140	167,175

	Shares	Value
Insurance – 2.4% (Continued)
Marsh & McLennan Companies, Inc.	4,160	$671,299
MetLife, Inc.	5,810	373,757
Principal Financial Group, Inc.	1,680	125,597
Prudential Financial, Inc.	10,174	974,161
The Allstate Corp.	1,981	238,711
The Hartford Financial Services Group, Inc.	2,393	153,894
The Progressive Corp.	3,822	468,768
The Travelers Companies, Inc.	1,710	276,404
W.R. Berkley Corp.	2,377	154,030
Willis Towers Watson PLC	795	164,430
		9,327,496
Internet – 10.5%
Airbnb, Inc. - Class A (2)	9,455	1,069,550
Alphabet, Inc. - Class A (2)	65,244	7,060,706
Alphabet, Inc. - Class C (2)	68,320	7,457,128
Amazon.com, Inc. (2)	97,858	12,405,459
Booking Holdings, Inc. (2)	1,527	2,864,362
CDW Corp.	1,031	175,992
DoorDash, Inc. - Class A (2)	5,092	305,011
eBay, Inc.	12,381	546,374
Etsy, Inc. (1)(2)	1,145	120,923
Expedia Group, Inc. - Class A (2)	5,716	586,747
F5, Inc. (2)	603	94,707
GoDaddy, Inc. - Class A (2)	1,660	125,861
Lyft, Inc. - Class A (2)	5,737	84,506
Match Group, Inc. (2)	3,223	182,196
Meta Platforms, Inc. - Class A (2)	18,672	3,042,229
Netflix, Inc. (2)	3,981	889,992
NortonLifeLock, Inc.	4,689	105,924
Okta, Inc. - Class A (2)	2,068	189,015
Palo Alto Networks, Inc. (2)	1,620	902,032
Pinterest, Inc. - Class A (2)	7,054	162,524
Roku, Inc. - Class A (2)	3,149	214,132
Snap, Inc. - Class A (2)	18,942	206,089
Twitter, Inc. (2)	15,076	584,195
Uber Technologies, Inc. (2)	24,706	710,545
VeriSign, Inc. (2)	832	151,607
		40,237,806
Iron & Steel – 0.2%
Nucor Corp. (1)	6,807	904,923
Leisure Time – 0.0% (4)
Carnival Corp. (1)(2)	7,713	72,965
Royal Caribbean Cruises Ltd. (2)	1,945	79,453
		152,418

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Select 500 ETF

15

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Lodging – 0.5%
Hilton Worldwide Holdings, Inc.	4,432	$564,460
Las Vegas Sands Corp. (2)	8,368	314,888
Marriott International, Inc.	5,392	828,966
MGM Resorts International	7,296	238,141
		1,946,455
Machinery – Construction & Mining – 0.2%
Caterpillar, Inc.	4,884	902,124
Machinery – Diversified – 0.7%
Deere & Co.	2,876	1,050,459
Dover Corp.	1,308	163,448
IDEX Corp.	593	119,318
Ingersoll Rand, Inc.	10,776	510,459
Otis Worldwide Corp.	3,105	224,243
Rockwell Automation, Inc.	1,095	259,449
Westinghouse Air Brake Technologies Corp. (1)	1,374	120,431
Xylem, Inc.	1,261	114,877
		2,562,684
Media – 1.6%
Charter Communications, Inc. - Class A (1)(2)	1,665	687,029
Comcast Corp. - Class A	38,191	1,382,132
FactSet Research Systems, Inc. (1)	291	126,102
Liberty Broadband Corp. - Class C (2)	3,976	404,359
Sirius XM Holdings, Inc. (1)	64,126	390,527
The Walt Disney Co.	24,405	2,735,313
ViacomCBS, Inc. - Class B (1)	4,637	108,460
Warner Bros Discovery, Inc. (2)	24,347	322,354
		6,156,276
Mining – 0.3%
Freeport-McMoRan, Inc.	34,251	1,013,830
Newmont Corp.	7,265	300,480
		1,314,310
Miscellaneous Manufacturers – 0.7%
3M Co. (1)	3,958	492,177
Eaton Corp PLC	3,122	426,590
General Electric Co.	10,219	750,483
Illinois Tool Works, Inc.	2,277	443,628
Parker-Hannifin Corp.	985	261,025
Textron, Inc.	1,678	104,674
Trane Technologies PLC	1,959	301,823
		2,780,400
Office & Business Equipment – 0.0% (4)
Zebra Technologies Corp. (2)	497	149,915

	Shares	Value
Oil & Gas – 7.4%
Chevron Corp.	37,759	$5,968,188
ConocoPhillips	36,056	3,946,329
Continental Resources, Inc.	10,328	721,204
Coterra Energy, Inc. (1)	23,970	740,913
Devon Energy Corp.	16,268	1,148,846
Diamondback Energy, Inc.	4,578	610,156
EOG Resources, Inc.	16,330	1,980,829
Exxon Mobil Corp.	61,613	5,889,587
Hess Corp. (1)	7,866	950,055
Marathon Petroleum Corp.	9,546	961,759
Occidental Petroleum Corp.	14,468	1,027,228
Phillips 66	8,825	789,484
Pioneer Natural Resources Co. (1)	9,989	2,529,415
Valero Energy Corp.	7,598	889,878
		28,153,871
Oil & Gas Services – 0.3%
Baker Hughes Co. - Class A	23,557	595,050
Halliburton Co.	7,522	226,638
Schlumberger NV	10,771	410,913
		1,232,601
Packaging & Containers – 0.1%
Ball Corp.	2,953	164,807
Packaging Corp of America	770	105,428
Westrock Co.	2,462	99,933
		370,168
Pharmaceuticals – 5.6%
AbbVie, Inc.	20,895	2,809,542
AmerisourceBergen Corp.	1,948	285,499
Becton Dickinson and Co.	2,593	654,525
Bristol-Myers Squibb Co.	23,087	1,556,295
Cardinal Health, Inc.	2,654	187,691
Cigna Corp.	2,371	672,060
CVS Health Corp.	10,051	986,506
Dexcom, Inc. (2)	4,805	395,019
Elanco Animal Health, Inc. (2)	7,734	117,015
Eli Lilly & Co.	7,406	2,230,909
Johnson & Johnson	21,255	3,429,282
McKesson Corp.	1,514	555,638
Merck & Co., Inc.	18,536	1,582,233
Pfizer, Inc.	112,961	5,109,226
Viatris, Inc.	24,492	233,898
Zoetis, Inc.	3,926	614,537
		21,419,875

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Select 500 ETF

16

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Pipelines – 0.9%
Cheniere Energy, Inc.	4,606	$737,789
Kinder Morgan, Inc.	70,136	1,284,892
ONEOK, Inc.	9,354	572,745
The Williams Companies, Inc.	19,559	665,593
		3,261,019
Private Equity – 0.6%
Blackstone, Inc. - Class A	15,580	1,463,585
KKR & Co., Inc.	13,458	680,437
		2,144,022
Real Estate – 0.1%
CBRE Group, Inc. (2)	2,904	229,300
Real Estate Investment Trusts (REITs) – 2.3%
Alexandria Real Estate Equities, Inc.	1,198	183,773
American Tower Corp.	3,725	946,336
AvalonBay Communities, Inc.	1,008	202,517
Boston Properties, Inc.	1,027	81,575
Crown Castle, Inc.	3,597	614,476
Digital Realty Trust, Inc.	2,657	328,485
Duke Realty Corp.	3,337	196,382
Equinix, Inc.	732	481,195
Equity Residential	2,556	187,048
Essex Property Trust, Inc.	430	113,976
Extra Space Storage, Inc.	1,144	227,347
Healthpeak Properties, Inc.	5,065	132,956
Host Hotels & Resorts, Inc. (1)	23,349	414,912
Invitation Homes, Inc. (1)	5,387	195,440
Iron Mountain, Inc. (1)	2,202	115,847
Mid-America Apartment Communities, Inc.	909	150,594
Prologis, Inc.	6,125	762,624
Public Storage	1,655	547,524
Realty Income Corp.	8,222	561,398
SBA Communications Corp.	2,084	677,821
Simon Property Group, Inc.	2,656	270,859
Sun Communities, Inc.	1,786	274,526
UDR, Inc.	2,529	113,476
Ventas, Inc.	2,358	112,854
VICI Properties, Inc. (1)	6,787	223,903
W.P. Carey, Inc. (1)	1,397	117,390
Welltower, Inc. (1)	3,357	257,314
Weyerhaeuser Co.	7,822	267,200
		8,759,748
Retail – 4.9%
Advance Auto Parts, Inc.	481	81,116
AutoZone, Inc. (2)	162	343,312
Best Buy Co., Inc.	1,520	107,449
Burlington Stores, Inc. (1)(2)	1,057	148,181

	Shares	Value
Retail – 4.9% (Continued)
CarMax, Inc. (2)	1,700	$150,348
Chipotle Mexican Grill, Inc. (1)(2)	297	474,250
Costco Wholesale Corp.	3,825	1,997,032
Darden Restaurants, Inc. (1)	2,377	294,059
Dollar General Corp.	1,588	377,023
Dollar Tree, Inc. (2)	1,660	225,229
Domino’s Pizza, Inc. (1)	264	98,171
Genuine Parts Co.	1,699	265,061
Lowe’s Companies, Inc.	4,736	919,447
McDonald’s Corp.	5,983	1,509,391
O’Reilly Automotive, Inc. (2)	582	405,724
Ross Stores, Inc.	10,469	903,161
Starbucks Corp.	16,305	1,370,761
Target Corp.	3,646	584,600
The Home Depot, Inc.	7,671	2,212,470
The TJX Companies, Inc.	35,770	2,230,259
Tractor Supply Co.	912	168,857
Ulta Beauty, Inc. (2)	786	330,018
Walgreens Boots Alliance, Inc.	12,942	453,746
Walmart, Inc.	19,863	2,632,841
Yum! Brands, Inc.	2,369	263,527
		18,546,033
Semiconductors – 5.2%
Advanced Micro Devices, Inc. (2)	21,675	1,839,557
Analog Devices, Inc.	7,972	1,207,997
Applied Materials, Inc.	8,288	779,652
Broadcom, Inc.	3,974	1,983,463
GLOBALFOUNDRIES, Inc. (1)(2)	13,440	803,981
Intel Corp.	26,708	852,519
KLA Corp.	1,521	523,422
Lam Research Corp.	1,299	568,845
Marvell Technology, Inc.	20,199	945,717
Microchip Technology, Inc.	7,587	495,052
Micron Technology, Inc.	13,123	741,843
NVIDIA Corp.	36,586	5,522,291
ON Semiconductor Corp. (2)	5,548	381,536
Qorvo, Inc. (2)	938	84,214
QUALCOMM, Inc.	10,563	1,397,168
Skyworks Solutions, Inc.	1,563	154,034
Teradyne, Inc. (1)	1,209	102,330
Texas Instruments, Inc.	8,082	1,335,227
		19,718,848
Software – 9.6%
Activision Blizzard, Inc.	5,564	436,718
Adobe, Inc. (2)	3,955	1,476,955
Akamai Technologies, Inc. (2)	1,423	128,468
ANSYS, Inc. (2)	694	172,320

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Select 500 ETF

17

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Software – 9.6% (Continued)
Autodesk, Inc. (2)	2,280	$459,967
Black Knight, Inc. (2)	1,320	87,331
Broadridge Financial Solutions, Inc.	935	160,044
Cadence Design Systems, Inc. (2)	2,190	380,556
Citrix Systems, Inc.	923	94,857
Cloudflare, Inc. - Class A (2)	3,781	236,577
Datadog, Inc. - Class A (2)	9,382	984,641
DocuSign, Inc. (2)	5,727	333,426
Electronic Arts, Inc.	3,130	397,103
Fidelity National Information Services, Inc.	14,859	1,357,667
Fiserv, Inc. (2)	7,156	724,116
HubSpot, Inc. (2)	850	286,484
Intuit, Inc.	3,657	1,579,019
Jack Henry & Associates, Inc. (1)	558	107,248
Microsoft Corp.	59,374	15,524,520
MongoDB, Inc. - Class A (1)(2)	909	293,480
MSCI, Inc.	753	338,278
Oracle Corp.	20,208	1,498,423
Palantir Technologies, Inc. - Class A (2)	32,815	253,332
Paychex, Inc.	2,764	340,912
Paycom Software, Inc. (2)	550	193,160
ROBLOX Corp. - Class A (1)(2)	9,110	356,292
Roper Technologies, Inc.	739	297,507
Salesforce, Inc. (2)	12,302	1,920,588
ServiceNow, Inc. (2)	4,713	2,048,364
Snowflake, Inc. (2)	5,182	937,683
Splunk, Inc. (2)	1,498	134,865
SS&C Technologies Holdings, Inc.	2,244	125,125
Synopsys, Inc. (2)	1,294	447,750
Take-Two Interactive Software, Inc. (2)	877	107,485
Twilio, Inc. - Class A (1)(2)	2,411	167,757
Tyler Technologies, Inc. (2)	412	153,062
Unity Software, Inc. (1)(2)	3,833	163,746
Veeva Systems, Inc. - Class A (2)	1,298	258,717
VMware, Inc.	3,285	381,159
Workday, Inc. - Class A (2)	5,185	853,244
Zoom Video Communications, Inc. - Class A (2)	2,751	221,180
ZoomInfo Technologies, Inc. (1)(2)	9,011	409,280
		36,829,406
Telecommunications – 1.7%
Arista Networks, Inc. (2)	3,010	360,839
AT&T, Inc.	67,455	1,183,161
Cisco Systems, Inc.	31,065	1,389,227
Corning, Inc. (1)	8,349	286,538
Lumen Technologies, Inc. (1)	8,265	82,319
Motorola Solutions, Inc.	1,387	337,610

	Shares	Value
Telecommunications – 1.7% (Continued)
T-Mobile US, Inc. (1)(2)	9,859	$1,419,301
Ubiquiti, Inc.	473	146,814
Verizon Communications, Inc.	32,510	1,359,243
		6,565,052
Toys, Games & Hobbies – 0.0% (4)
Hasbro, Inc.	1,216	95,845
Transportation – 1.5%
C.H. Robinson Worldwide, Inc.	1,210	138,122
CSX Corp.	16,948	536,404
Expeditors International of Washington, Inc. (1)	1,910	196,520
FedEx Corp.	2,217	467,366
J.B. Hunt Transport Services, Inc. (1)	892	155,226
Norfolk Southern Corp.	1,998	485,774
Old Dominion Freight Line, Inc. (1)	996	270,324
Union Pacific Corp.	4,822	1,082,587
United Parcel Service, Inc. - Class B	12,099	2,353,376
		5,685,699
Water – 0.1%
American Water Works Co., Inc.	1,326	196,845
Total Common Stocks
(Cost $389,389,673)		381,062,628
Short-Term Investments – 0.1%
Money Market Funds – 0.1%
First American Government Obligations Fund, Class X, 2.042% (3)	290,926	290,926
Total Short-Term Investments
(Cost $290,926)		290,926
Investments Purchased With Collateral From Securities Lending – 6.4%
Mount Vernon Liquid Assets Portfolio, LLC, 2.470% (3)	24,630,143	24,630,143
Total Investments Purchased With Collateral From Securities Lending
(Cost $24,630,143)		24,630,143
Total Investments in Securities – 106.3%
(Cost $414,310,742)		405,983,697
Liabilities in Excess of Other Assets – (6.3)%		(24,023,580)
Total Net Assets – 100.0%		$381,960,117

(1)This security or a portion of this security was out on loan as of August 31, 2022. Total loaned securities had a value of $23,920,680 or 6.3% of net assets as of August 31, 2022. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)Non-income producing security.

(3)The rate quoted is the annualized seven-day effective yield as of August 31, 2022.

(4)Does not round to 0.1% or (0.1)%, as applicable.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Next 500 ETF

18

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks – 99.7%
Advertising – 0.2%
The Interpublic Group of Companies, Inc.	4,453	$123,081
Aerospace & Defense – 0.9%
Curtiss-Wright Corp.	376	55,343
HEICO Corp.	539	82,090
Hexcel Corp. (1)	1,551	90,997
Howmet Aerospace, Inc.	4,178	148,027
Spirit AeroSystems Holdings, Inc.	1,322	39,792
		416,249
Agriculture – 0.7%
Bunge Ltd.	1,660	164,622
Darling Ingredients, Inc. (2)	2,079	158,129
		322,751
Airlines – 0.5%
Alaska Air Group, Inc. (2)	2,009	87,512
American Airlines Group, Inc. (1)(2)	9,281	120,560
JetBlue Airways Corp. (2)	6,758	52,645
		260,717
Apparel – 1.3%
Capri Holdings Ltd. (2)	2,200	103,796
Columbia Sportswear Co.	821	58,488
Deckers Outdoor Corp. (1)(2)	277	89,075
Hanesbrands, Inc. (1)	6,567	57,198
PVH Corp.	795	44,719
Ralph Lauren Corp. - Class A (1)	684	62,470
Skechers U.S.A., Inc. - Class A (2)	2,513	94,991
Tapestry, Inc.	4,011	139,302
		650,039
Auto Parts & Equipment – 0.5%
BorgWarner, Inc.	3,003	113,213
Gentex Corp.	1,902	51,906
Lear Corp. (1)	672	93,166
		258,285
Banks – 3.2%
Bank OZK	1,108	44,907
BOK Financial Corp.	591	52,522
Cadence Bank	2,075	52,871
Comerica, Inc.	1,194	95,878
Commerce Bancshares, Inc. (1)	1,047	72,002
Cullen/Frost Bankers, Inc. (1)	571	74,207
East West Bancorp, Inc.	1,338	96,564
First Citizens BancShares, Inc. - Class A (1)	130	105,555
First Financial Bankshares, Inc.	1,213	51,565
First Horizon National Corp.	4,413	99,822

	Shares	Value
Banks – 3.2% (Continued)
Glacier Bancorp, Inc.	957	$48,501
Pinnacle Financial Partners, Inc.	721	58,192
Prosperity Bancshares, Inc. (1)	738	52,309
Signature Bank	650	113,334
SouthState Corp.	959	74,840
Synovus Financial Corp.	1,339	53,774
UMB Financial Corp.	438	39,188
United Bankshares, Inc. (1)	1,036	38,436
Valley National Bancorp	3,679	42,750
Webster Financial Corp.	1,849	86,996
Western Alliance Bancorp (1)	1,297	99,506
Wintrust Financial Corp.	533	44,953
Zions Bancorp N.A.	1,470	80,894
		1,579,566
Beverages – 0.2%
Molson Coors Brewing Co. - Class B	2,133	110,212
Biotechnology – 3.1%
Apellis Pharmaceuticals, Inc. (1)(2)	873	52,825
Arrowhead Pharmaceuticals, Inc. (1)(2)	1,402	55,673
Biohaven Pharmaceutical Holding Co. Ltd. (1)(2)	2,185	326,330
Blueprint Medicines Corp. (2)	404	29,581
Exelixis, Inc. (1)(2)	4,071	72,220
Guardant Health, Inc. (2)	1,123	56,217
Halozyme Therapeutics, Inc. (1)(2)	2,059	83,863
Intra-Cellular Therapies, Inc. (1)(2)	3,054	153,494
Ionis Pharmaceuticals, Inc. (2)	1,305	55,489
Mirati Therapeutics, Inc. (2)	1,736	140,668
Novavax, Inc. (1)(2)	1,235	40,804
Royalty Pharma PLC - Class A	5,053	211,266
Sarepta Therapeutics, Inc. (2)	969	105,989
Ultragenyx Pharmaceutical, Inc. (2)	658	31,380
United Therapeutics Corp. (1)(2)	432	97,900
		1,513,699
Building Materials – 1.7%
Armstrong World Industries, Inc.	665	55,853
Builders FirstSource, Inc. (1)(2)	3,972	232,799
Eagle Materials, Inc.	337	40,312
Fortune Brands Home & Security, Inc. (1)	1,242	76,296
Lennox International, Inc. (1)	379	91,006
Louisiana-Pacific Corp. (1)	986	53,471
MDU Resources Group, Inc.	1,816	54,753
Mohawk Industries, Inc. (2)	503	55,511
Owens Corning	1,184	96,768
Trex Co., Inc. (1)(2)	1,256	58,768
		815,537

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited)

SoFi Next 500 ETF

19

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Chemicals – 1.8%
Ashland, Inc.	613	$62,379
Axalta Coating Systems Ltd. (1)(2)	2,231	57,448
Element Solutions, Inc.	3,220	60,117
Huntsman Corp.	2,900	81,258
Olin Corp.	2,055	112,326
Rogers Corp. (2)	184	46,096
RPM International, Inc.	1,188	110,674
The Chemours Co.	1,613	54,407
Valvoline, Inc.	1,872	54,419
Westlake Corp.	2,204	217,381
		856,505
Commercial Services – 5.4%
ADT, Inc. (1)	11,564	84,302
Affirm Holdings, Inc. - Class A (1)(2)	1,887	44,212
ASGN, Inc. (1)(2)	456	44,095
Avis Budget Group, Inc. (2)	882	147,629
Bright Horizons Family Solutions, Inc. (2)	1,124	76,657
Dun & Bradstreet Holdings, Inc.	12,873	183,440
Euronet Worldwide, Inc. (1)(2)	2,107	186,807
FTI Consulting, Inc. (1)(2)	315	50,589
GXO Logistics, Inc. (2)	2,267	100,609
HealthEquity, Inc. (1)(2)	559	36,939
Hertz Global Holdings, Inc. (1)(2)	8,211	151,575
ManpowerGroup, Inc.	1,580	115,846
Nielsen Holdings PLC	9,386	261,306
Paylocity Holding Corp. (2)	580	139,780
Quanta Services, Inc.	1,511	213,504
R1 RCM, Inc. (2)	3,154	68,915
Robert Half International, Inc.	1,323	101,831
Service Corp. International	1,476	91,084
Terminix Global Holdings, Inc. (2)	1,773	75,618
Toast, Inc. - Class A (2)	4,072	77,083
TriNet Group, Inc. (2)	610	50,264
WEX, Inc. (2)	1,338	206,387
WillScot Mobile Mini Holdings Corp. (1)(2)	3,148	126,361
		2,634,833
Computers – 2.7%
Amdocs Ltd.	1,077	92,051
CACI International, Inc. (2)	216	60,668
DXC Technology Co. (2)	3,194	79,147
Genpact Ltd.	1,790	84,094
KBR, Inc. (1)	4,791	231,405
Lumentum Holdings, Inc. (1)(2)	655	54,725
Maximus, Inc. (1)	620	37,566
NCR Corp. (2)	6,118	189,964
Parsons Corp. (2)	915	37,863

	Shares	Value
Computers – 2.7% (Continued)
Pure Storage, Inc. (1)(2)	5,049	$146,270
Qualys, Inc. (2)	396	60,152
Rapid7, Inc. (2)	723	41,573
Science Applications International Corp.	507	46,172
Tenable Holdings, Inc. (2)	1,380	54,662
Thoughtworks Holding, Inc. (2)	2,955	38,888
Varonis Systems, Inc. (2)	1,569	42,912
		1,298,112
Cosmetics & Personal Care – 0.6%
Coty, Inc. (2)	8,893	66,786
Olaplex Holdings, Inc. (2)	16,893	225,015
		291,801
Distribution & Wholesale – 1.1%
IAA, Inc. (2)	1,410	52,537
Pool Corp.	450	152,635
SiteOne Landscape Supply, Inc. (2)	485	60,703
Univar Solutions, Inc. (2)	3,148	79,393
Watsco, Inc. (1)	351	95,482
WESCO International, Inc. (2)	819	107,846
		548,596
Diversified Financial Services – 2.6%
Affiliated Managers Group, Inc.	451	57,439
Air Lease Corp.	1,087	39,523
Ally Financial, Inc.	3,137	104,148
Credit Acceptance Corp. (1)(2)	127	67,574
Evercore, Inc. - Class A (1)	440	41,224
Interactive Brokers Group, Inc. - Class A	1,084	66,764
Invesco Ltd.	4,756	78,331
Jefferies Financial Group, Inc. (1)	2,651	85,071
Lazard Ltd.	1,116	40,567
LPL Financial Holdings, Inc.	1,001	221,551
OneMain Holdings, Inc.	1,155	40,344
Radian Group, Inc.	1,461	30,842
SEI Investments Co.	1,284	70,235
SLM Corp.	2,218	33,891
Stifel Financial Corp.	1,097	65,063
The Western Union Co.	3,698	54,804
Tradeweb Markets, Inc. - Class A	1,436	99,931
Upstart Holdings, Inc. (1)(2)	3,532	91,479
		1,288,781
Electric – 1.8%
Black Hills Corp. (1)	631	47,628
Hawaiian Electric Industries, Inc.	1,033	40,411
IDACORP, Inc.	465	50,796
NRG Energy, Inc. (1)	7,053	291,148
OGE Energy Corp.	4,040	163,782

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Next 500 ETF

20

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Electric – 1.8% (Continued)
Ormat Technologies, Inc. (1)	491	$45,899
Pinnacle West Capital Corp.	995	74,973
PNM Resources, Inc.	828	39,272
Portland General Electric Co.	961	49,655
Vistra Corp.	3,994	98,851
		902,415
Electrical Components & Equipment – 0.7%
Acuity Brands, Inc.	319	52,294
Generac Holdings, Inc. (1)(2)	764	168,393
Littelfuse, Inc.	275	65,235
Universal Display Corp.	496	55,418
		341,340
Electronics – 2.0%
Allegion PLC	748	71,135
Arrow Electronics, Inc. (2)	617	64,668
Hubbell, Inc.	446	92,010
II-VI, Inc. (2)	1,434	67,728
Jabil, Inc.	1,601	96,540
National Instruments Corp.	1,561	62,066
nVent Electric PLC	3,199	105,439
Sensata Technologies Holding PLC	1,940	78,143
SYNNEX Corp.	1,211	116,595
Trimble, Inc. (2)	2,501	158,188
Woodward, Inc.	617	57,424
		969,936
Energy – Alternate Sources – 1.2%
Enviva, Inc. (1)	485	33,717
First Solar, Inc. (2)	820	104,591
NextEra Energy Partners LP (1)	1,180	96,866
Plug Power, Inc. (1)(2)	8,631	242,013
Sunrun, Inc. (2)	2,594	85,680
		562,867
Engineering & Construction – 0.7%
AECOM	1,400	102,410
EMCOR Group, Inc. (1)	594	70,638
Exponent, Inc. (1)	567	53,219
MasTec, Inc. (2)	792	63,756
TopBuild Corp. (2)	327	60,090
		350,113
Entertainment – 3.1%
AMC Entertainment Holdings, Inc. (1)(2)	10,119	92,285
Caesars Entertainment, Inc. (1)(2)	5,551	239,359
Churchill Downs, Inc. (1)	1,299	256,020
DraftKings, Inc. - Class A (1)(2)	6,315	101,419
Light & Wonder, Inc. (2)	2,621	129,032

	Shares	Value
Entertainment – 3.1% (Continued)
Marriott Vacations Worldwide Corp. (1)	1,328	$189,134
Penn Entertainment, Inc. (1)(2)	2,321	72,485
SeaWorld Entertainment, Inc. (1)(2)	2,595	130,399
Vail Resorts, Inc.	1,289	289,612
		1,499,745
Environmental Control – 0.8%
Clean Harbors, Inc. (2)	595	69,865
Evoqua Water Technologies Corp. (2)	1,311	45,990
Pentair PLC (1)	1,672	74,404
Stericycle, Inc. (1)(2)	2,679	134,191
Tetra Tech, Inc.	525	71,300
		395,750
Food – 2.2%
Albertsons Cos, Inc.	4,541	124,923
Flowers Foods, Inc.	1,919	52,389
Ingredion, Inc.	934	81,323
Lamb Weston Holdings, Inc.	1,484	118,022
Lancaster Colony Corp.	265	44,666
Performance Food Group Co. (2)	5,204	260,096
Pilgrim’s Pride Corp. (1)(2)	6,329	180,187
Post Holdings, Inc. (2)	1,050	93,198
US Foods Holding Corp. (2)	3,669	112,345
		1,067,149
Food Service – 0.6%
Aramark	7,757	277,002
Gas – 1.3%
National Fuel Gas Co.	1,565	111,538
NiSource, Inc.	12,224	360,730
ONE Gas, Inc. (1)	519	40,622
Southwest Gas Holdings, Inc.	627	48,812
UGI Corp. (1)	2,101	82,989
		644,691
Hand & Machine Tools – 0.7%
Lincoln Electric Holdings, Inc.	578	79,007
MSA Safety, Inc.	971	115,413
Regal Rexnord Corp.	990	136,214
		330,634
Healthcare – Products – 4.8%
10X Genomics, Inc. - Class A (2)	1,340	44,207
Avantor, Inc. (1)(2)	8,602	214,276
Azenta, Inc. (1)	658	34,683
Bio-Techne Corp. (1)	458	151,969
Bruker Corp.	1,509	84,504
DENTSPLY SIRONA, Inc.	3,995	130,916
Envista Holdings Corp. (1)(2)	3,098	114,905

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Next 500 ETF

21

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Healthcare – Products – 4.8% (Continued)
Globus Medical, Inc. - Class A (2)	964	$57,059
Henry Schein, Inc. (2)	1,419	104,169
ICU Medical, Inc. (2)	254	40,386
Inspire Medical Systems, Inc. (2)	503	96,319
Integra LifeSciences Holdings Corp. (1)(2)	860	41,031
Masimo Corp. (2)	514	75,501
Omnicell, Inc. (1)(2)	496	50,736
Penumbra, Inc. (2)	1,240	203,571
QuidelOrtho Corp. (2)	366	29,009
Repligen Corp. (2)	834	182,955
Shockwave Medical, Inc. (1)(2)	2,147	637,358
Tandem Diabetes Care, Inc. (2)	1,299	59,416
		2,352,970
Healthcare – Services – 2.0%
Acadia Healthcare Co., Inc. (2)	901	73,819
agilon health, Inc. (2)	3,571	74,205
Amedisys, Inc. (2)	334	39,562
Charles River Laboratories International, Inc. (2)	594	121,919
Chemed Corp.	126	60,000
Encompass Health Corp.	962	46,724
Enhabit, Inc. (2)	476	7,902
LHC Group, Inc. (2)	290	46,826
Medpace Holdings, Inc. (2)	368	54,320
Oak Street Health, Inc. (1)(2)	2,865	75,063
Sotera Health Co. (2)	4,921	83,214
Surgery Partners, Inc. (1)(2)	1,078	29,677
Syneos Health, Inc. (2)	1,242	74,657
Teladoc Health, Inc. (2)	3,749	116,444
Tenet Healthcare Corp. (2)	1,209	68,309
		972,641
Home Builders – 0.2%
Thor Industries, Inc. (1)	662	53,628
Toll Brothers, Inc.	1,182	51,760
		105,388
Home Furnishings – 0.3%
Dolby Laboratories, Inc. - Class A	543	39,769
Leggett & Platt, Inc. (1)	1,251	47,813
Tempur Sealy International, Inc. (1)	1,941	48,545
		136,127
Household Products & Wares – 0.4%
Avery Dennison Corp.	726	133,308
Helen of Troy Ltd. (2)	219	27,075
Reynolds Consumer Products, Inc. (1)	1,887	52,704
		213,087

	Shares	Value
Housewares – 0.2%
Newell Brands, Inc.	4,565	$81,485
The Scotts Miracle-Gro Co.	483	32,337
		113,822
Insurance – 3.6%
Alleghany Corp. (2)	294	247,307
American Financial Group, Inc.	702	89,631
Assurant, Inc.	520	82,415
Axis Capital Holdings Ltd.	1,215	64,577
Equitable Holdings, Inc.	8,349	248,383
Erie Indemnity Co. - Class A	412	88,551
Essent Group Ltd.	996	39,830
Fidelity National Financial, Inc.	3,109	121,562
First American Financial Corp.	1,039	55,586
Kinsale Capital Group, Inc.	265	67,199
Lincoln National Corp.	1,964	90,462
MGIC Investment Corp.	2,702	38,612
Old Republic International Corp.	3,455	75,457
Primerica, Inc.	393	49,813
Reinsurance Group of America, Inc.	683	85,621
RLI Corp.	408	44,782
Selective Insurance Group, Inc.	565	44,872
The Hanover Insurance Group, Inc.	312	40,370
Unum Group	1,728	65,405
Voya Financial, Inc.	1,665	102,447
		1,742,882
Internet – 1.1%
Chewy, Inc. - Class A (2)	1,137	39,033
IAC, Inc. - Class A (2)	812	52,187
Mandiant, Inc. (2)	1,788	40,874
Opendoor Technologies, Inc. (2)	14,792	64,049
Robinhood Markets, Inc. - Class A (1)(2)	6,679	63,785
Wayfair, Inc. - Class A (1)(2)	565	29,781
Zendesk, Inc. (2)	1,539	118,149
Zillow Group, Inc. - Class C (2)	3,578	119,720
		527,578
Iron & Steel – 2.5%
Cleveland-Cliffs, Inc. (2)	28,715	495,908
Commercial Metals Co.	1,495	60,562
Reliance Steel & Aluminum Co.	906	170,310
Steel Dynamics, Inc. (1)	4,016	324,171
United States Steel Corp. (1)	6,811	155,768
		1,206,719
Leisure Time – 1.1%
Brunswick Corp.	809	60,440
Harley-Davidson, Inc.	4,569	176,226

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Next 500 ETF

22

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Leisure Time – 1.1% (Continued)
Norwegian Cruise Line Holdings Ltd. (1)(2)	3,722	$48,684
Peloton Interactive, Inc. - Class A (2)	2,493	25,404
Planet Fitness, Inc. - Class A (1)(2)	1,898	128,590
Polaris, Inc. (1)	720	81,554
YETI Holdings, Inc. (1)(2)	917	33,828
		554,726
Lodging – 1.1%
Boyd Gaming Corp.	2,164	117,787
Choice Hotels International, Inc. (1)	792	90,850
Hilton Grand Vacations, Inc. (2)	3,624	147,787
Wyndham Hotels & Resorts, Inc. (1)	1,226	80,107
Wynn Resorts Ltd. (1)(2)	2,016	122,149
		558,680
Machinery – Construction & Mining – 0.3%
BWX Technologies, Inc.	821	42,798
Oshkosh Corp. (1)	638	50,887
Vertiv Holdings Co.	4,775	55,056
		148,741
Machinery – Diversified – 1.7%
AGCO Corp.	834	90,664
Chart Industries, Inc. (1)(2)	462	89,563
Cognex Corp.	1,900	80,009
Crane Holdings Co.	593	55,956
Esab Corp.	1	41
Flowserve Corp.	1,361	41,470
Gates Industrial Corp. PLC (2)	3,595	38,539
Graco, Inc.	1,696	108,273
Nordson Corp. (1)	566	128,578
The Middleby Corp. (2)	576	82,840
The Toro Co.	996	82,598
Zurn Elkay Water Solutions Corp.	1,302	35,909
		834,440
Media – 1.1%
Cable One, Inc. (1)	69	78,315
DISH Network Corp. - Class A (1)(2)	2,823	48,979
Endeavor Group Holdings, Inc. - Class A (2)	4,699	106,292
Fox Corp. - Class A	2,994	102,335
News Corp. - Class A	4,283	72,468
Nexstar Media Group, Inc. (1)	366	70,023
The New York Times Co. - Class A	1,824	55,614
		534,026
Metal Fabricate & Hardware – 0.7%
Advanced Drainage Systems, Inc.	1,029	139,636
RBC Bearings, Inc. (1)(2)	346	83,275

	Shares	Value
Metal Fabricate & Hardware – 0.7% (Continued)
The Timken Co.	685	$43,148
Valmont Industries, Inc.	205	56,748
		322,807
Mining – 1.1%
Alcoa Corp.	5,428	268,577
MP Materials Corp. (1)(2)	6,145	215,014
Royal Gold, Inc. (1)	637	58,540
		542,131
Miscellaneous Manufacturers – 0.9%
A.O. Smith Corp. - Class A (1)	1,384	78,127
Axon Enterprise, Inc. (1)(2)	604	70,475
Carlisle Companies, Inc.	513	151,674
Donaldson Co., Inc.	1,198	61,517
ITT, Inc.	1,052	76,301
		438,094
Oil & Gas – 7.6%
Antero Resources Corp. (2)	11,578	464,046
APA Corp.	6,560	256,561
Chesapeake Energy Corp. (1)	1,536	154,353
Civitas Resources, Inc.	3,443	231,335
EQT Corp.	9,616	459,645
Helmerich & Payne, Inc.	1,033	44,161
HF Sinclair Corp.	3,464	182,310
Marathon Oil Corp.	13,858	354,626
Matador Resources Co.	2,682	159,847
Murphy Oil Corp.	5,671	220,999
Ovintiv, Inc.	4,512	239,768
PDC Energy, Inc.	2,247	152,594
Range Resources Corp.	5,633	185,100
Southwestern Energy Co. (1)(2)	51,612	386,574
Texas Pacific Land Corp. (1)	108	198,770
		3,690,689
Oil & Gas Services – 0.2%
NOV, Inc. (1)	4,267	75,398
Packaging & Containers – 1.2%
AptarGroup, Inc.	602	61,892
Berry Global Group, Inc. (2)	1,293	70,249
Crown Holdings, Inc.	1,421	128,728
Graphic Packaging Holding Co.	3,554	79,148
Sealed Air Corp.	1,367	73,558
Silgan Holdings, Inc.	1,021	46,506
Sonoco Products Co.	2,089	131,649
		591,730

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Next 500 ETF

23

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Pharmaceuticals – 1.2%
Jazz Pharmaceuticals PLC (2)	1,067	$165,620
Neurocrine Biosciences, Inc. (1)(2)	1,040	108,815
Option Care Health, Inc. (2)	5,212	161,364
Organon & Co.	1,904	54,321
Perrigo Co. PLC	1,955	73,156
		563,276
Pipelines – 2.3%
Antero Midstream Corp. (1)	6,293	63,371
DT Midstream, Inc.	873	48,198
New Fortress Energy, Inc. (1)	7,356	421,867
Targa Resources Corp.	8,876	605,609
		1,139,045
Private Equity – 1.6%
Ares Management Corp.	4,751	352,239
The Carlyle Group, Inc.	13,646	443,905
		796,144
Real Estate – 0.3%
Jones Lang LaSalle, Inc. (2)	529	91,517
The Howard Hughes Corp. (2)	1,087	69,166
		160,683
Real Estate Investment Trusts (REITs) – 7.3%
AGNC Investment Corp.	18,383	219,677
Agree Realty Corp. (1)	801	60,331
American Homes 4 Rent - Class A	3,757	133,599
Americold Realty Trust, Inc. (1)	2,599	76,463
Annaly Capital Management, Inc. (1)	14,111	91,016
Apartment Income REIT Corp.	2,158	88,154
Blackstone Mortgage Trust, Inc. - Class A (1)	1,832	53,091
Brixmor Property Group, Inc.	2,980	64,010
Camden Property Trust	1,104	141,875
Cousins Properties, Inc. (1)	1,312	35,227
CubeSmart	2,489	114,619
Douglas Emmett, Inc.	1,749	34,141
EastGroup Properties, Inc.	456	75,254
Equity LifeStyle Properties, Inc.	1,902	133,330
Federal Realty Investment Trust	756	76,560
First Industrial Realty Trust, Inc.	1,280	64,870
Gaming and Leisure Properties, Inc.	2,291	110,587
Healthcare Realty Trust, Inc. (1)	3,820	92,902
Highwoods Properties, Inc.	920	27,977
Independence Realty Trust, Inc.	4,725	91,901
Kilroy Realty Corp.	1,181	57,597
Kimco Realty Corp. (1)	5,670	119,524
Lamar Advertising Co. - Class A	907	85,158
Life Storage, Inc.	1,058	134,631

	Shares	Value
Real Estate Investment Trusts (REITs) – 7.3% (Continued)
Medical Properties Trust, Inc.	6,489	$94,804
National Retail Properties, Inc.	1,643	73,771
National Storage Affiliates Trust	1,247	62,998
Omega Healthcare Investors, Inc. (1)	2,396	78,253
Rayonier, Inc.	4,872	173,053
Regency Centers Corp.	2,730	166,093
Rexford Industrial Realty, Inc. (1)	1,868	116,208
Rithm Capital Corp. (1)	7,292	68,764
Ryman Hospitality Properties, Inc. (1)(2)	1,016	83,536
SL Green Realty Corp. (1)	494	21,820
Spirit Realty Capital, Inc.	3,107	126,921
STAG Industrial, Inc. - Class A	1,732	53,346
Starwood Property Trust, Inc.	2,973	68,171
STORE Capital Corp.	2,946	79,483
Terreno Realty Corp.	807	49,219
Vornado Realty Trust	2,048	53,699
		3,552,633
Retail – 3.5%
AutoNation, Inc. (2)	613	76,380
Bath & Body Works, Inc. (1)	1,924	71,823
BJ’s Wholesale Club Holdings, Inc. (2)	1,213	90,356
Carvana Co. - Class A (1)(2)	2,228	73,502
Casey’s General Stores, Inc.	411	87,860
Dick’s Sporting Goods, Inc. - RESEARCH (1)	647	68,821
Five Below, Inc. (2)	773	98,851
Floor & Decor Holdings, Inc. (1)(2)	1,171	95,273
Freshpet, Inc. (2)	427	18,587
GameStop Corp. (1)(2)	3,038	87,008
Kohl’s Corp. (1)	2,309	65,622
Lithia Motors, Inc. - Class A	438	116,263
Macy’s, Inc. (1)	3,394	58,784
MSC Industrial Direct Co., Inc. - Class A	437	34,615
Murphy USA, Inc.	259	75,154
Nordstrom, Inc. (1)	2,544	43,528
Penske Automotive Group, Inc. (1)	715	84,306
RH (1)(2)	246	62,954
Texas Roadhouse, Inc. (1)	1,453	128,968
The Gap, Inc. (1)	5,438	49,703
The Wendy’s Co.	2,110	40,470
Victoria’s Secret & Co. (1)(2)	1,851	61,897
Williams-Sonoma, Inc.	703	104,571
		1,695,296
Savings & Loans – 0.2%
New York Community Bancorp, Inc. (1)	4,703	46,042
TFS Financial Corp.	2,215	31,675
		77,717

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Next 500 ETF

24

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Semiconductors – 1.8%
Cirrus Logic, Inc. (2)	523	$40,109
Entegris, Inc.	1,545	146,590
IPG Photonics Corp. (2)	473	42,849
Lattice Semiconductor Corp. (2)	1,661	89,528
MKS Instruments, Inc.	542	53,989
Monolithic Power Systems, Inc.	543	246,077
Semtech Corp. (2)	721	33,303
Silicon Laboratories, Inc. (1)(2)	254	31,834
Synaptics, Inc. (1)(2)	522	60,348
Wolfspeed, Inc. (2)	1,099	124,703
		869,330
Shipbuilding – 0.2%
Huntington Ingalls Industries, Inc.	347	79,900
Software – 5.7%
Alteryx, Inc. - Class A (1)(2)	381	23,744
AppLovin Corp. - Class A (1)(2)	11,019	271,398
Aspen Technology, Inc. (1)(2)	225	47,385
Avalara, Inc. (2)	949	86,919
Bentley Systems, Inc. - Class B (1)	3,390	124,650
Bill.com Holdings, Inc. (2)	1,297	209,958
Blackline, Inc. (2)	556	37,775
Ceridian HCM Holding, Inc. (2)	979	58,388
Change Healthcare, Inc. (2)	8,744	214,840
Concentrix Corp.	548	68,927
Coupa Software, Inc. (2)	794	46,370
DigitalOcean Holdings, Inc. (1)(2)	2,852	120,041
Doximity, Inc. - Class A (1)(2)	2,118	70,296
Dropbox, Inc. - Class A (1)(2)	3,671	78,523
Dynatrace, Inc. (2)	3,817	145,733
Elastic NV (1)(2)	1,242	104,216
Fair Isaac Corp. (2)	248	111,451
Five9, Inc. (1)(2)	1,030	101,053
Guidewire Software, Inc. (2)	591	42,381
Informatica, Inc. - Class A (1)(2)	3,754	82,851
Manhattan Associates, Inc. (2)	629	88,852
nCino, Inc. (1)(2)	1,069	33,716
Nutanix, Inc. (2)	2,301	39,807
Pegasystems, Inc.	1,067	39,063
Procore Technologies, Inc. (2)	1,185	64,701
PTC, Inc. (1)(2)	1,292	148,438
RingCentral, Inc. - Class A (2)	849	36,541
SentinelOne, Inc. - RESEARCH (2)	3,074	83,951
Smartsheet, Inc. (2)	1,217	40,490
Teradata Corp. (1)(2)	1,041	34,249

	Shares	Value
Software – 5.7% (Continued)
UiPath, Inc. - Class A (2)	3,746	$61,622
Workiva, Inc. - Class A (1)(2)	509	34,556
Ziff Davis, Inc. (1)(2)	453	35,008
		2,787,893
Telecommunications – 0.9%
Ciena Corp. (2)	1,348	68,397
Frontier Communications Parent, Inc. (2)	6,022	155,127
Iridium Communications, Inc. (2)	2,021	89,712
Juniper Networks, Inc. (1)	3,883	110,355
		423,591
Toys, Games & Hobbies – 0.2%
Mattel, Inc. (2)	4,684	103,610
Transportation – 0.5%
Knight-Swift Transportation Holdings, Inc. (1)	1,632	82,433
Landstar System, Inc.	440	64,517
Saia, Inc. (2)	263	54,396
XPO Logistics, Inc. (1)(2)	1,136	59,549
		260,895
Water – 0.3%
Essential Utilities, Inc. (1)	2,825	138,849
Total Common Stocks
(Cost $53,117,470)		48,621,944
Preferred Stocks – 0.1%
Entertainment – 0.1%
AMC Entertainment Holdings, Inc. (1)	10,119	49,583
Total Preferred Stocks
(Cost $0)		49,583
Short-Term Investments – 0.1%
Money Market Funds – 0.1%
First American Government Obligations Fund, Class X, 2.042% (3)	30,899	30,899
Total Short-Term Investments
(Cost $30,899)		30,899

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Next 500 ETF

25

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

	Shares	Value
Investments Purchased With Collateral From Securities Lending – 27.2%
Mount Vernon Liquid Assets Portfolio, LLC, 2.470% (3)	13,267,911	$13,267,911
Total Investments Purchased With Collateral From Securities Lending
(Cost $13,267,911)		13,267,911
Total Investments in Securities – 127.1%
(Cost $66,416,280)		61,970,337
Liabilities in Excess of Other Assets – (27.1)%		(13,216,551)
Total Net Assets – 100.0%		$48,753,786

(1)This security or a portion of this security was out on loan as of August 31, 2022. Total loaned securities had a value of $12,878,352 or 26.4% of net assets as of August 31, 2022. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)Non-income producing security.

(3)The rate quoted is the annualized seven-day effective yield as of August 31, 2022.

SoFi Social 50 ETF

26

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited)

	Shares	Value
Common Stocks – 98.6%
Aerospace & Defense – 1.3%
The Boeing Co. (1)	1,320	$211,530
Airlines – 2.2%
American Airlines Group, Inc. (1)(2)	9,692	125,899
Delta Air Lines, Inc. (1)(2)	4,980	154,729
Southwest Airlines Co. (1)	1,985	72,849
		353,477
Apparel – 0.4%
Nike, Inc. - Class B	620	65,999
Auto Manufacturers – 20.9%
Ford Motor Co.	25,145	383,210
Lucid Group, Inc. (1)(2)	29,240	448,542
NIO, Inc. - Class A - ADR (1)	24,455	486,899
Rivian Automotive, Inc. - Class A (1)	25,267	826,483
Tesla, Inc. (1)	4,665	1,285,721
		3,430,855
Banks – 2.2%
NU Holdings Ltd/Cayman Islands - Class A (1)(2)	73,540	360,346
Beverages – 1.0%
The Coca-Cola Co.	2,790	172,171
Biotechnology – 1.0%
Moderna, Inc. (1)	1,285	169,967
Commercial Services – 3.2%
Block, Inc. - Class A (1)	3,775	260,135
PayPal Holdings, Inc. (1)	2,818	263,314
		523,449
Computers – 8.2%
Apple, Inc. (2)	8,539	1,342,502
Diversified Financial Services – 1.1%
Coinbase Global, Inc. - Class A (1)(2)	2,616	174,749
Entertainment – 2.2%
AMC Entertainment Holdings, Inc. (1)(2)	40,037	365,137
Food – 0.2%
Beyond Meat, Inc. (1)	1,268	30,939
Insurance – 2.7%
Berkshire Hathaway, Inc. - Class B (1)(2)	1,560	438,048
Internet – 18.0%
Airbnb, Inc. - Class A (1)	2,093	236,760
Alibaba Group Holding Ltd. - ADR (1)	3,929	374,866
Alphabet, Inc. - Class A (1)	7,450	806,239
Amazon.com, Inc. (1)	10,268	1,301,674

	Shares	Value
Internet – 18.0% (Continued)
Netflix, Inc. (1)	971	$217,077
Shopify, Inc. - Class A (1)(2)	652	20,636
		2,957,252
Leisure Time – 1.1%
Carnival Corp. (1)(2)	14,216	134,483
Virgin Galactic Holdings, Inc. - Class A (1)(2)	8,533	50,430
		184,913
Media – 3.9%
The Walt Disney Co. (1)(2)	5,704	639,304
Miscellaneous Manufacturers – 0.2%
General Electric Co.	545	40,025
Oil & Gas – 1.3%
Exxon Mobil Corp.	2,187	209,055
Pharmaceuticals – 3.2%
Aurora Cannabis, Inc. (1)	22,080	35,328
Johnson & Johnson	746	120,360
Pfizer, Inc.	4,110	185,895
SNDL, Inc. (1)(2)	40,238	114,678
Tilray Brands, Inc. (1)	18,648	70,863
		527,124
Retail – 8.2%
Costco Wholesale Corp.	710	370,691
GameStop Corp. (1)(2)	18,946	542,614
Starbucks Corp. (2)	1,931	162,339
Target Corp. (2)	751	120,415
Walmart, Inc.	1,071	141,961
		1,338,020
Semiconductors – 6.5%
Advanced Micro Devices, Inc. (1)	4,221	358,236
NVIDIA Corp. (2)	4,673	705,343
		1,063,579
Software – 7.6%
BlackBerry Ltd. (1)	11,693	69,457
Microsoft Corp.	3,086	806,896
Palantir Technologies, Inc. - Class A (1)	40,128	309,788
Zoom Video Communications, Inc. - Class A (1)	797	64,079
		1,250,220
Telecommunications – 2.0%
AT&T, Inc.	14,682	257,522
Nokia Oyj - ADR	12,954	65,418
		322,940
Total Common Stocks
(Cost $21,690,961)		16,171,601

SoFi Social 50 ETF

27

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

	Shares	Value
Preferred Stocks – 1.2%
Entertainment – 1.2%
AMC Entertainment Holdings, Inc.	40,037	$196,181
Total Preferred Stocks
(Cost $0)		196,181
Short-Term Investments – 0.0% (4)
Money Market Funds – 0.0% (4)
First American Government Obligations Fund, Class X, 2.042% (3)	5,889	5,889
Total Short-Term Investments
(Cost $5,889)		5,889
Investments Purchased With Collateral From Securities Lending – 32.3%
Mount Vernon Liquid Assets Portfolio, LLC, 2.470% (3)	5,299,321	5,299,321
Total Investments Purchased With Collateral From Securities Lending
(Cost $5,299,321)		5,299,321
Total Investments in Securities – 132.2%
(Cost $26,996,171)		21,672,992
Liabilities in Excess of Other Assets – (32.2)%		(5,278,790)
Total Net Assets – 100.0%		$16,394,202

ADRAmerican Depoistary Receipt.

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of August 31, 2022. Total loaned securities had a value of $5,110,271 or 31.2% of net assets as of August 31, 2022. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)The rate quoted is the annualized seven-day effective yield as of August 31, 2022.

(4)Does not round to 0.1% or (0.1)%, as applicable.

SoFi Be Your Own Boss ETF

28

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited)

	Shares	Value
Common Stocks – 99.6%
Advertising Services – 0.9%
The Trade Desk, Inc. - Class A (1)(2)	1,253	$78,563
Applications Software – 3.9%
Materialise NV - ADR (1)(2)	8,748	102,264
Microsoft Corp.	302	78,964
Monday.com Ltd. (1)(2)	1,332	151,449
		332,677
Athletic Equipment – 0.6%
Peloton Interactive, Inc. - Class A (2)	4,708	47,975
Auto Manufacturers – 2.4%
Rivian Automotive, Inc. - Class A (1)(2)	2,204	72,093
Tesla, Inc. (2)	479	132,017
		204,110
Commercial Services – 0.4%
IWG PLC	18,333	34,324
Commercial Services – Finance – 10.6%
Adyen NV (2)	68	105,643
Block, Inc. - Class A (2)	3,888	267,922
PayPal Holdings, Inc. (2)	2,271	212,202
Shift4 Payments, Inc. - Class A (1)(2)	2,420	109,602
StoneCo Ltd. - Class A (1)(2)	13,271	125,809
Yeahka Ltd. (2)	43,615	90,133
		911,311
Communications Software – 0.3%
Zoom Video Communications, Inc. - Class A (2)	307	24,683
Computer Software – 7.8%
Citrix Systems, Inc. (1)	298	30,625
Cloudflare, Inc. - Class A (2)	1,179	73,770
Dropbox, Inc. - Class A (1)(2)	2,365	50,587
Fastly, Inc. - Class A (1)(2)	4,557	42,608
Lightspeed Commerce, Inc. (2)	5,236	100,217
MongoDB, Inc. - Class A (1)(2)	173	55,855
Snowflake, Inc. (2)	1,270	229,807
Splunk, Inc. (2)	744	66,982
Twilio, Inc. - Class A (1)(2)	319	22,196
		672,647
Computers – Other – 3.6%
Nano Dimension Ltd. - ADR (1)(2)	40,903	121,482
Stratasys Ltd. (2)	11,099	191,569
		313,051
Data Processing & Management – 0.2%
DocuSign, Inc. (2)	282	16,418

	Shares	Value
E-Commerce & Products – 12.7%
Alibaba Group Holding Ltd. - ADR (2)	2,251	$214,768
eBay, Inc. (1)	1,071	47,263
Etsy, Inc. (1)(2)	419	44,251
Farfetch Ltd. - Class A (1)(2)	5,160	51,755
JD.com, Inc. - Class A - ADR	3,559	225,961
JD.com, Inc. - Class A	452	14,213
Pinduoduo, Inc. - Class A - ADR (2)	4,157	296,394
Rakuten Group, Inc. (2)	24,072	117,386
Sea Ltd. - Class A - ADR (2)	1,353	83,886
		1,095,877
E-Commerce & Services – 10.4%
Airbnb, Inc. - Class A (2)	1,848	209,046
BASE, Inc. (2)	5,346	11,993
Demae-Can Co. Ltd.	4,320	18,573
Fiverr International Ltd. (1)(2)	1,639	56,676
Lyft, Inc. - Class A (2)	2,797	41,200
MercadoLibre, Inc. (2)	247	211,274
Uber Technologies, Inc. (1)(2)	5,122	147,309
Upwork, Inc. (1)(2)	11,182	194,567
		890,638
E-Marketing – Information – 1.2%
Jumia Technologies AG - ADR (1)(2)	13,761	101,694
Enterprise Software & Services – 5.4%
HubSpot, Inc. (2)	285	96,056
Salesforce, Inc. (1)(2)	605	94,453
UiPath, Inc. - Class A (2)	13,662	224,740
Workday, Inc. - Class A (1)(2)	307	50,520
		465,769
Entertainment Software – 8.8%
Bilibili, Inc. - ADR (1)(2)	2,398	59,854
HUYA, Inc. - Class A - ADR (2)	22,924	75,420
NetEase, Inc. - ADR (1)	1,973	174,630
ROBLOX Corp. - Class A (1)(2)	6,735	263,406
Unity Software, Inc. (1)(2)	4,279	182,799
		756,109
Finance – Consumer Loans – 2.0%
Dave, Inc. - Class A (1)(2)	18,544	9,550
LendingClub Corp. (2)	6,363	83,164
LendingTree, Inc. (2)	1,152	35,125
Upstart Holdings, Inc. (1)(2)	1,639	42,450
		170,289
Finance – Other Services – 2.8%
Coinbase Global, Inc. - Class A (1)(2)	3,620	241,816

SoFi Be Your Own Boss ETF

29

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

	Shares	Value
Internet Application Software – 3.0%
Shopify, Inc. - Class A (1)(2)	8,262	$261,492
Internet Content – Entertainment – 4.9%
JOYY, Inc. - Class A - ADR (1)(2)	3,212	97,388
Pinterest, Inc. - Class A (2)	2,894	66,677
Snap, Inc. - Class A (2)	6,227	67,750
Spotify Technology SA (2)	1,726	186,667
		418,482
Internet Content – Information & News – 4.7%
Meituan Dianping - Class B (2)	5,991	144,874
Nerdy, Inc. - Class A (2)	25,366	77,620
Tencent Holdings Ltd.	4,365	181,966
		404,460
Internet Gambling – 1.7%
DraftKings, Inc. - Class A (1)(2)	9,015	144,781
Medical – HMO – 1.7%
Oscar Health, Inc. - Class A (2)	21,899	145,190
Medical – Outpatient & Home Medicine – 1.6%
Teladoc Health, Inc. (2)	4,524	140,515
Metal Processors & Fabrication – 1.7%
Proto Labs, Inc. (2)	3,757	144,269
Property & Casualty Insurance – 1.8%
Lemonade, Inc. (2)	6,837	151,234
Real Estate Operations & Development – 0.3%
WeWork, Inc. - Class A (1)(2)	6,467	26,515
Schools – 0.9%
2U, Inc. (2)	11,224	79,915
Transport – Services – 0.7%
DiDi Global, Inc. - Class A - ADR (2)	24,189	61,682
Web Portals & ISPs – 2.6%
Baidu, Inc. - Class A - ADR (1)(2)	1,587	228,480
Yandex NV - Class A (2)(4)	4,764	—
		228,480
Total Common Stock
(Cost $20,391,613)		8,564,966

	Shares	Value
Short-Term Investments – 0.4%
Money Market Funds – 0.4%
First American Government Obligations Fund, Class X, 2.042% (3)	32,052	$32,052
Total Short-Term Investments
(Cost $32,052)		32,052

Investments Purchased With Collateral From Securities Lending – 33.3%
Mount Vernon Liquid Assets Portfolio, LLC, 2.470% (3)	2,862,078	2,862,078
Total Investments Purchased With Collateral From Securities Lending
(Cost $2,862,078)		2,862,078
Total Investments in Securities – 133.3%
(Cost $23,285,743)		11,459,096
Liabilites in Excess of Other Assets – (33.3)%		(2,863,305)
Total Net Assets – 100.0%		$8,595,791

ADRAmerican Depoistary Receipt.

(1)This security or a portion of this security was out on loan as of August 31, 2022. Total loaned securities had a value of $2,793,323 or 32.5% of net assets as of August 31, 2022. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)Non-income producing security.

(3)The rate quoted is the annualized seven-day effective yield as of August 31, 2022.

(4)This security was fair valued by the Fair Valuation Committee.

SoFi Weekly Income ETF

30

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited)

	Principal Amount	Value
Asset Backed Securities – 3.7%
AB Issuer, LLC, Series 2021-1, Class A2
3.734%, 07/30/2051	$89,325	$76,015
Applebee’s Funding, LLC / IHOP Funding, LLC, Series 2019-1A, Class A2I
4.194%, 06/05/2049	198,000	190,813
DB Master Finance, LLC, Series 2021-1A, Class A2I
2.045%, 11/20/2051	79,400	69,330
Hardee’s Funding, LLC, Series 2021-1A, Class A2
2.865%, 06/20/2051	148,500	124,333
ITE Rail Fund Levered L.P., Series 2021-1A, Class A
2.250%, 02/28/2051	92,851	81,900
Planet Fitness Master Issuer, LLC, Series 2022-1A, Class A2I
3.251%, 12/05/2051	74,813	67,443
ServiceMaster Funding, LLC, Series 2020-1, Class A2II
3.337%, 01/30/2051	113,275	89,060
SERVPRO Master Issuer, LLC, Series 2021-1A, Class A2
2.394%, 04/25/2051	124,425	102,350
Wendy’s Funding, LLC, Series 2021-1A, Class A2II
2.775%, 06/15/2051	99,000	81,160
Total Asset Backed Securities
(Cost $1,009,338)		882,404
Corporate Bonds – 88.7%
Advertising – 0.3%
Lamar Media Corp.
3.750%, 02/15/2028	72,000	64,687
Aerospace & Defense – 2.0%
Howmet Aerospace, Inc.
6.875%, 05/01/2025	222,000	228,258
The Boeing Co.
2.196%, 02/04/2026	130,000	119,012
TransDigm, Inc.
6.250%, 03/15/2026	122,000	120,015
		467,285
Agriculture – 0.5%
BAT International Finance PLC
4.448%, 03/16/2028	78,000	73,972
Vector Group Ltd.
5.750%, 02/01/2029	65,000	56,451
		130,423

	Principal Amount	Value
Airlines – 1.9%
Delta Air Lines, Inc.
7.375%, 01/15/2026	$161,000	$164,436
Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/2027	238,000	238,895
United Airlines, Inc.
4.375%, 04/15/2026	44,000	40,176
		443,507
Apparel – 0.7%
Hanesbrands, Inc.
4.875%, 05/15/2026	188,000	173,203
Auto Manufacturers – 2.2%
Allison Transmission, Inc.
4.750%, 10/01/2027	150,000	139,752
Ford Motor Credit Co., LLC
3.664%, 09/08/2024	400,000	383,880
		523,632
Auto Parts & Equipment – 1.0%
Dana, Inc.
5.375%, 11/15/2027	144,000	128,576
The Goodyear Tire & Rubber Co.
4.875%, 03/15/2027	111,000	104,482
		233,058
Banks – 2.6%
Barclays PLC
5.304% (3 Month LIBOR USD - 2.3000%), 08/09/2026 (1)(2)	200,000	198,626
Citigroup, Inc.
4.300%, 11/20/2026	56,000	55,265
Citizens Financial Group, Inc.
6.000% (3 Month LIBOR USD - 3.003%), 07/6/2023 (1)(2)(3)	189,000	173,600
NatWest Group PLC
6.000% (5 Year CMT Rate + 5.625%), 12/29/2025 (1)(2)(3)	200,000	188,459
		615,950
Building Materials – 1.1%
Eco Material Technologies, Inc.
7.875%, 01/31/2027	129,000	120,492
SRM Escrow Issuer, LLC
6.000%, 11/01/2028	146,000	132,659
		253,151
Chemicals – 1.3%
Celanese US Holdings, LLC
5.900%, 07/05/2024	84,000	84,662
Methanex Corp.
4.250%, 12/01/2024	71,000	69,099

SoFi Weekly Income ETF

31

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
Chemicals – 1.3% (Continued)
Olin Corp.
5.125%, 09/15/2027	$124,000	$117,847
The Chemours Co.
4.625%, 11/15/2029	56,000	46,277
		317,885
Commercial Services – 2.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/2026	133,000	124,687
Block, Inc.
2.750%, 06/01/2026	133,000	118,448
Global Payments, Inc.
4.950%, 08/15/2027	120,000	118,938
The Brink’s Co.
4.625%, 10/15/2027	199,000	179,370
United Rentals North America, Inc.
5.500%, 05/15/2027	66,000	65,439
		606,882
Computers – 0.4%
KBR, Inc.
4.750%, 09/30/2028	100,000	90,622
Distribution & Wholesale – 0.2%
H&E Equipment Services, Inc.
3.875%, 12/15/2028	67,000	56,691
Diversified Financial Services – 8.9%
AerCap Holdings N.V.
5.875% (5 Year CMT Rate + 4.535%), 10/10/2079 (1)(2)	238,000	215,919
Aircastle Ltd.
4.250%, 06/15/2026	63,000	58,300
Avolon Holdings Funding Ltd.
4.250%, 04/15/2026	167,000	154,042
BGC Partners, Inc.
4.375%, 12/15/2025	89,000	85,483
Castlelake Aviation Finance DAC
5.000%, 04/15/2027	94,000	81,485
Navient Corp.
6.750%, 06/15/2026	159,000	151,050
5.500%, 01/25/2023	323,000	321,757
OneMain Finance Corp.
3.500%, 01/15/2027 (7)	317,000	262,037
7.125%, 03/15/2026	80,000	74,616
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
6.375%, 02/01/2027	135,000	130,019

	Principal Amount	Value
Diversified Financial Services – 8.9% (Continued)
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/2026	$217,000	$182,683
SLM Corp.
4.200%, 10/29/2025	56,000	51,430
The Depository Trust & Clearing Corp.
3.375% (5 Year CMT Rate + 2.606%), 06/20/2026 (1)(2)(3)	250,000	200,614
United Wholesale Mortgage, LLC
5.500%, 11/15/2025	155,000	137,032
		2,106,467
Electric – 2.5%
FirstEnergy Corp.
1.600%, 01/15/2026	56,000	50,647
NextEra Energy Operating Partners L.P.
4.250%, 09/15/2024	180,000	176,375
3.875%, 10/15/2026	128,000	119,491
TransAlta Corp.
4.500%, 11/15/2022	239,000	238,724
		585,237
Electrical Components & Equipment – 0.9%
EnerSys
4.375%, 12/15/2027	222,000	202,360
Environmental Control – 1.0%
Stericycle, Inc.
5.375%, 07/15/2024	239,000	234,213
Entertainment – 0.5%
Caesars Entertainment, Inc.
6.250%, 07/01/2025	113,000	110,480
Healthcare – Products – 0.9%
Garden Spinco Corp.
8.625%, 07/20/2030	58,000	61,862
Hologic, Inc.
3.250%, 02/15/2029	184,000	157,206
		219,068
Healthcare – Services – 2.8%
Centene Corp.
2.450%, 07/15/2028	152,000	128,413
Encompass Health Corp.
4.500%, 02/01/2028	100,000	87,652
HCA, Inc.
5.375%, 02/01/2025	281,000	284,025

SoFi Weekly Income ETF

32

The accompanying notes are an integral part of these financial statements.

	Principal Amount	Value
Healthcare – Services – 2.8% (Continued)
Tenet Healthcare Corp.
4.625%, 07/15/2024	$42,000	$41,181
5.125%, 11/01/2027	61,000	56,585
6.125%, 06/15/2030	63,000	60,562
		658,418
Home Builders – 1.0%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625%, 04/01/2030	78,000	61,637
LGI Homes, Inc.
4.000%, 07/15/2029	111,000	86,728
Tri Pointe Homes, Inc.
5.700%, 06/15/2028	111,000	100,714
		249,079
Insurance – 1.9%
NMI Holdings, Inc.
7.375%, 06/01/2025	283,000	286,306
SBL Holdings, Inc.
5.125%, 11/13/2026	172,000	164,074
		450,380
Internet – 1.2%
NortonLifeLock, Inc.
5.000%, 04/15/2025	101,000	99,816
Uber Technologies, Inc.
8.000%, 11/01/2026	63,000	63,723
7.500%, 05/15/2025	111,000	111,915
		275,454
Investment Companies – 5.9%
Bain Capital Specialty Finance, Inc.
2.950%, 03/10/2026	127,000	112,726
Blackstone Private Credit Fund
2.625%, 12/15/2026	222,000	187,586
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024	200,000	190,520
5.250%, 05/15/2027	50,000	45,551
Oaktree Specialty Lending Corp.
2.700%, 01/15/2027	133,000	117,352
OWL Rock Core Income Corp.
4.700%, 02/08/2027	189,000	172,202
Owl Rock Technology Finance Corp.
4.750%, 12/15/2025	328,000	305,501
Prospect Capital Corp.
5.875%, 03/15/2023 (7)	143,000	143,188
Sixth Street Specialty Lending, Inc.
3.875%, 11/01/2024	128,000	123,995
		1,398,621

	Principal Amount	Value
Iron & Steel – 1.1%
Cleveland-Cliffs, Inc.
5.875%, 06/01/2027	$122,000	$117,024
Mineral Resources Ltd.
8.125%, 05/01/2027	67,000	67,243
8.000%, 11/01/2027	72,000	71,935
		256,202
Leisure Time – 1.1%
Carnival Corp.
7.625%, 03/01/2026 (7)	139,000	118,525
NCL Corp. Ltd.
5.875%, 02/15/2027	78,000	70,800
Royal Caribbean Cruises Ltd.
4.250%, 07/01/2026	100,000	77,009
		266,334
Lodging – 0.2%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.875%, 04/01/2027 (7)	63,000	60,244
Media – 6.3%
AMC Networks, Inc.
5.000%, 04/01/2024	237,000	231,409
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/2027	198,000	188,199
6.375%, 09/01/2029 (7)	75,000	72,938
CSC Holdings, LLC
5.250%, 06/01/2024	172,000	167,903
DISH DBS Corp.
5.000%, 03/15/2023	103,000	100,928
5.875%, 11/15/2024	37,000	33,530
5.250%, 12/01/2026	128,000	105,920
Gray Television, Inc.
7.000%, 05/15/2027	120,000	118,513
Midcontinent Communications / Midcontinent Finance Corp.
5.375%, 08/15/2027	65,000	60,865
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/2026	130,000	112,288
Sirius XM Radio, Inc.
4.000%, 07/15/2028	176,000	153,560
3.125%, 09/01/2026	111,000	98,999
Univision Communications, Inc.
4.500%, 05/01/2029	56,000	49,084
		1,494,136
Metal Fabricate & Hardware – 0.5%
Advanced Drainage Systems, Inc.
6.375%, 06/15/2030	124,000	120,104

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Weekly Income ETF

33

The accompanying notes are an integral part of these financial statements.

	Principal Amount	Value
Mining – 0.4%
Hudbay Minerals, Inc.
4.500%, 04/01/2026	$111,000	$100,899
Oil & Gas – 5.3%
Antero Resources Corp.
8.375%, 07/15/2026	64,000	68,897
Cenovus Energy, Inc.
5.375%, 07/15/2025	56,000	57,501
EQT Corp.
6.125%, 02/01/2025 (4)(7)	237,000	243,886
Laredo Petroleum, Inc.
9.500%, 01/15/2025	100,000	100,479
Occidental Petroleum Corp.
3.200%, 08/15/2026	43,000	40,698
4.927%, 10/10/2036 (5)(6)	514,000	268,105
Parkland Corp.
5.875%, 07/15/2027	75,000	72,556
Range Resources Corp.
4.875%, 05/15/2025	95,000	92,323
Southwestern Energy Co.
5.700%, 01/23/2025 (4)	122,000	122,146
Strathcona Resources Ltd.
6.875%, 08/01/2026	61,000	53,800
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/2027	133,000	128,820
		1,249,211
Packaging & Containers – 4.5%
Berry Global, Inc.
4.875%, 07/15/2026	300,000	292,452
Crown Americas LLC / Crown Americas Capital Corp VI
4.750%, 02/01/2026	150,000	144,851
Graphic Packaging International, LLC
4.125%, 08/15/2024	142,000	138,267
LABL, Inc.
6.750%, 07/15/2026	206,000	196,006
OI European Group BV
4.750%, 02/15/2030	67,000	54,340
Sealed Air Corp.
5.500%, 09/15/2025	183,000	182,355
Silgan Holdings, Inc.
4.125%, 02/01/2028	56,000	51,338
		1,059,609

	Principal Amount	Value
Pharmaceuticals – 1.3%
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023	$242,000	$232,429
3.150%, 10/01/2026	92,000	77,670
		310,099
Pipelines – 6.7%
Buckeye Partners L.P.
3.950%, 12/01/2026	172,000	152,976
4.125%, 03/01/2025	50,000	46,824
DCP Midstream L.P.
7.375% (3 Month LIBOR USD + 5.148%), 12/15/2022 (1)(2)(3)	56,000	55,860
DCP Midstream Operating L.P.
5.375%, 07/15/2025	217,000	217,826
EnLink Midstream, LLC
6.500%, 09/01/2030	75,000	74,706
Enterprise Products Operating, LLC
5.908% (3 Month LIBOR USD + 2.986%), 08/16/2077 (1)	193,000	172,162
EQM Midstream Partners L.P.
4.125%, 12/01/2026	78,000	70,417
7.500%, 06/01/2027	66,000	65,343
Global Partners LP / GLP Finance Corp.
7.000%, 08/01/2027	72,000	68,129
Hess Midstream Operations L.P.
5.125%, 06/15/2028	161,000	149,774
New Fortress Energy, Inc.
6.500%, 09/30/2026	123,000	116,687
NuStar Logistics L.P.
5.750%, 10/01/2025	239,000	228,449
Western Midstream Operating L.P.
3.950%, 06/01/2025	167,000	159,798
		1,578,951
Real Estate – 0.5%
Newmark Group, Inc.
6.125%, 11/15/2023	124,000	124,188
Real Estate Investment Trusts (REITs) – 4.4%
Blackstone Mortgage Trust, Inc.
3.750%, 01/15/2027	106,000	92,388
EPR Properties
4.750%, 12/15/2026	200,000	188,494
iStar, Inc.
4.750%, 10/01/2024	138,000	138,233
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, 10/15/2027	198,000	177,871

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Weekly Income ETF

34

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITs) – 4.4% (Continued)
Starwood Property Trust, Inc.
4.750%, 03/15/2025	$111,000	$105,851
3.750%, 12/31/2024	56,000	52,282
VICI Properties LP / VICI Note Co., Inc.
3.750%, 02/15/2027 (7)	311,000	281,632
		1,036,751
Retail – 3.1%
Academy Ltd.
6.000%, 11/15/2027	120,000	112,196
Asbury Automotive Group, Inc.
4.500%, 03/01/2028	156,000	139,532
Bath & Body Works, Inc.
6.694%, 01/15/2027	92,000	89,635
Group 1 Automotive, Inc.
4.000%, 08/15/2028	144,000	123,265
Macy’s Retail Holdings, LLC
5.875%, 03/15/2030	61,000	52,238
QVC, Inc.
4.850%, 04/01/2024	93,000	89,609
4.750%, 02/15/2027	144,000	119,152
		725,627
Semiconductors – 1.0%
Amkor Technology, Inc.
6.625%, 09/15/2027	239,000	233,864
Software – 0.9%
Consensus Cloud Solutions, Inc.
6.000%, 10/15/2026	164,000	149,558
ROBLOX Corp.
3.875%, 05/01/2030	78,000	65,201
		214,759
Telecommunications – 6.4%
Frontier Communications Holdings, LLC
5.875%, 10/15/2027	71,000	66,358
Level 3 Financing, Inc.
4.250%, 07/01/2028 (7)	324,000	269,722
Lumen Technologies, Inc.
5.125%, 12/15/2026	63,000	54,520
4.000%, 02/15/2027	102,000	88,851
Nokia Oyj
4.375%, 06/12/2027	258,000	246,329
Quebecor Media, Inc.
5.750%, 01/15/2023	128,000	128,161
Sprint Corp.
7.875%, 09/15/2023	323,000	333,205
T-Mobile USA, Inc.
2.250%, 02/15/2026	357,000	328,529
		1,515,675

	Principal Amount	Value
Toys, Games, & Hobbies – 0.7%
Mattel, Inc.
3.375%, 04/01/2026	$194,000	$176,602
Total Corporate Bonds
(Cost $22,372,794)		20,990,008
Mortgage Backed Securities – 1.0%
Federal Home Loan Mortgage Corporation REMICS
4.000%, 07/15/2047	124,363	21,085
Federal National Mortgage Association Interest Strips
5.000%, 1/25/2043	593,707	100,652
4.000%, 1/25/2048	402,961	51,205
Federal National Mortgage Association REMICS
3.000%, 03/25/2028	1,028,119	54,322
5.000%, 07/25/2046	79,329	13,387
0.574% (SOFR + 1.500%), 05/25/2051 (1)	288,070	900
Total Mortgage Backed Securities
(Cost $197,694)		241,551
Municipal Bonds – 0.9%
Municipal – 0.9%
Metropolitan Transportation Authority
5.000%, 09/01/2022	128,000	128,000
State of Illinois
4.950%, 06/01/2023	86,999	87,422
Total Municipal Bonds
(Cost $215,386)		215,422
United States Treasury Obligations – 1.8%
United States Treasury Bill
2.113%, 10/13/2022 (6)	417,000	415,877
Total United States Treasury Obligations
(Cost $415,976)		415,877

	Shares
Preferred Stocks – 1.4%
Banks – 0.9%
U.S. Bancorp
3.750%, 01/15/2026 (3)	12,000	206,040
Diversified Financial Services – 0.5%
Brookfield Finance, Inc.
4.625%, 10/16/2080	6,665	121,903
Total Preferred Stocks
(Cost $437,448)		327,943

SoFi Weekly Income ETF

35

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

	Shares	Value
Short-Term Investments – 1.6%
Money Market Funds – 1.6%
First American Government Obligations Fund, Class X, 2.042% (8)	367,049	$367,049
Total Short-Term Investments
(Cost $367,049)		367,049
Investments Purchased With Collateral From Securities Lending – 5.6%
Mount Vernon Liquid Assets Portfolio, LLC, 2.470% (8)	1,334,110	1,334,110
Total Investments Purchased With Collateral From Securities Lending
(Cost $1,334,110)		1,334,110
Total Investments in Securities – 104.7%
(Cost $26,349,795)		24,774,364
Liabilites in Excess of Other Assets – (4.7)%		(1,114,263)
Total Net Assets – 100.0%		$23,660,101

CMTConstant Maturity Treasury Rate

LIBORLondon Interbank Offered Rate

SOFRSecured Overnight Financing Rate

USDUnited States Dollar

(1)Variable rate security; rate shown is the rate in effect on August 31, 2022. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

(2)Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on August 31, 2022. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

(3)Perpetual call date security. Date shown is next call date.

(4)Step-up bond; the interest rate shown is the rate in effect as of August 31, 2022.

(5)Rate represents the annualized effective yield to maturity from the purchase price.

(6)Zero coupon security

(7)This security or a portion of this security was out on loan as of August 31, 2022. Total loaned securities had a value of $1,301,129 or 5.5% of net assets as of August 31, 2022. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(8)The rate quoted is the annualized seven-day effective yield as of August 31, 2022.

SoFi Weekly Dividend ETF

36

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited)

	Shares	Value
Common Stocks – 99.4%
Advertising – 0.1%
Dentsu Group, Inc.	126	$4,104
Hakuhodo DY Holdings, Inc.	142	1,281
		5,385
Aerospace & Defense – 1.5%
BAE Systems PLC (1)	1,935	17,477
General Dynamics Corp.	149	34,110
Lockheed Martin Corp.	164	68,898
Saab AB - Class A	48	1,611
Thales SA (1)	65	7,853
		129,949
Agriculture – 1.1%
Archer-Daniels-Midland Co.	339	29,795
British American Tobacco PLC	1,387	55,704
Japan Tobacco, Inc.	679	11,560
		97,059
Apparel – 0.1%
Burberry Group PLC	244	4,963
Auto Manufacturers – 2.4%
Bayerische Motoren Werke AG	197	14,554
Cummins, Inc.	87	18,737
Honda Motor Co. Ltd.	982	26,380
Isuzu Motors Ltd.	361	4,508
PACCAR, Inc.	195	17,065
Stellantis NV	1,323	17,765
Suzuki Motor Corp.	254	8,940
Toyota Motor Corp.	6,698	101,539
		209,488
Auto Parts & Equipment – 0.6%
Aisin Corp.	96	2,877
Bridgestone Corp.	353	13,631
Cie Generale des Etablissements Michelin SCA	424	10,363
Magna International, Inc.	185	10,718
NGK Insulators Ltd.	186	2,682
NGK Spark Plug Co. Ltd.	119	2,460
Sumitomo Electric Industries Ltd.	457	5,283
Toyota Boshoku Corp.	49	720
Toyota Industries Corp.	95	5,359
		54,093
Banks – 13.3%
Banco Bilbao Vizcaya Argentaria SA	3,639	16,435
Bank Hapoalim BM	698	7,281
Bank Leumi Le-Israel BM	916	9,737

	Shares	Value
Banks – 13.3% (Continued)
Bank of America Corp. (2)	4,347	$146,103
Bank of Montreal	408	37,775
Barclays PLC	10,092	19,317
CaixaBank SA	2,666	8,053
Canadian Imperial Bank of Commerce	547	25,942
Citigroup, Inc.	1,192	58,182
Citizens Financial Group, Inc.	302	11,077
Concordia Financial Group Ltd.	658	2,098
DBS Group Holdings Ltd.	1,114	26,031
Erste Group Bank AG	198	4,476
Fifth Third Bancorp	420	14,343
FinecoBank Banca Fineco SpA	375	4,078
Huntington Bancshares, Inc.	866	11,604
ING Groep NV	2,241	19,754
JPMorgan Chase & Co.	1,793	203,918
KBC Group NV (1)	172	8,195
KeyCorp	573	10,136
M&T Bank Corp.	109	19,814
Mediobanca Banca di Credito Finanziario SpA	384	3,054
Mizrahi Tefahot Bank Ltd.	92	3,761
Morgan Stanley	826	70,392
National Bank of Canada	208	13,801
NatWest Group PLC	3,303	9,472
Northern Trust Corp.	122	11,601
Oversea-Chinese Banking Corp. Ltd.	2,358	20,435
Powszechna Kasa Oszczednosci Bank Polski SA	542	2,717
Raiffeisen Bank International AG	88	1,118
Regions Financial Corp.	570	12,352
Royal Bank of Canada	860	80,201
Seven Bank Ltd.	371	707
State Street Corp.	214	14,627
Sumitomo Mitsui Financial Group, Inc.	743	22,479
The Bank of New York Mellon Corp.	446	18,522
The Bank of Nova Scotia	705	39,094
The Chiba Bank Ltd.	417	2,262
The PNC Financial Services Group, Inc.	253	39,974
The Shizuoka Bank Ltd.	344	2,000
The Toronto-Dominion Bank	1,091	70,387
Truist Financial Corp.	817	38,268
U.S. Bancorp	820	37,400
		1,178,973
Beverages – 1.9%
Carlsberg AS - Class A	59	7,704
Coca-Cola Europacific Partners PLC	75	3,688
JDE Peet’s NV	59	1,822

SoFi Weekly Dividend ETF

37

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

	Shares	Value
Beverages – 1.9% (Continued)
The Coca-Cola Co.	2,386	$147,240
Treasury Wine Estates Ltd.	443	4,006
		164,460
Biotechnology – 0.5%
Gilead Sciences, Inc.	759	48,174
Building Materials – 0.4%
AGC, Inc.	118	4,043
Cie de Saint-Gobain	260	10,549
CRH PLC	467	17,256
HeidelbergCement AG	89	4,036
Lixil Corp.	183	3,220
		39,104
Chemicals – 2.7%
Air Products and Chemicals, Inc.	137	34,586
Air Water, Inc.	128	1,616
Akzo Nobel NV	101	6,402
Asahi Kasei Corp.	817	6,029
BASF SE	566	23,944
Covestro AG	115	3,483
Dow, Inc. (2)	447	22,797
Eastman Chemical Co.	84	7,644
FMC Corp.	81	8,754
Givaudan SA	5	16,031
ICL Group Ltd.	430	4,137
LyondellBasell Industries NV	160	13,280
Mitsubishi Chemical Group Corp.	822	4,346
Mitsubishi Gas Chemical Co., Inc.	130	1,951
Mitsui Chemicals, Inc.	109	2,473
Nitto Denko Corp.	90	5,596
Nutrien Ltd.	341	31,395
Shin-Etsu Chemical Co. Ltd.	248	29,188
Showa Denko KK	55	855
Solvay SA	43	3,487
Sumitomo Chemical Co. Ltd.	971	3,852
Toray Industries, Inc.	921	5,308
Tosoh Corp.	176	2,294
Yara International ASA	99	4,204
		243,652
Commercial Services – 1.4%
Ashtead Group PLC	271	13,402
Automatic Data Processing, Inc.	257	62,813
Brambles Ltd.	852	7,231
Dai Nippon Printing Co. Ltd.	151	3,199
Intertek Group PLC	99	4,561

	Shares	Value
Commercial Services – 1.4% (Continued)
Randstad NV	68	$3,179
RELX PLC	1,181	31,085
		125,470
Computers – 0.2%
Computershare Ltd.	327	5,537
Hewlett Packard Enterprise Co.	819	11,139
Itochu Techno-Solutions Corp.	27	689
Otsuka Corp.	65	2,124
SCSK Corp.	97	1,595
		21,084
Cosmetics & Personal Care – 3.1%
The Procter & Gamble Co.	1,481	204,289
Unilever PLC	1,539	70,297
		274,586
Distribution & Wholesale – 1.1%
ITOCHU Corp.	896	24,839
Jardine Cycle & Carriage Ltd.	29	683
Marubeni Corp.	1,025	10,736
Mitsubishi Corp.	827	27,228
Mitsui & Co. Ltd.	905	21,322
Seven Group Holdings Ltd.	115	1,465
Sojitz Corp.	141	2,390
Sumitomo Corp.	723	10,248
		98,911
Diversified Financial Services – 2.4%
Ally Financial, Inc.	191	6,341
Apollo Global Management, Inc.	261	14,506
ASX Ltd.	118	6,346
Avanza Bank Holding AB	69	1,114
BlackRock, Inc.	88	58,642
CME Group, Inc. - Class A	218	42,643
Franklin Resources, Inc. (2)	190	4,953
Hargreaves Lansdown PLC	216	2,055
Hong Kong Exchanges & Clearing Ltd.	789	31,947
IGM Financial, Inc.	62	1,693
Japan Exchange Group, Inc.	324	4,872
ORIX Corp.	732	12,124
SBI Holdings Inc/Japan	148	2,932
Schroders PLC	80	2,502
Singapore Exchange Ltd.	526	3,578
St James’s Place PLC	333	4,290
Synchrony Financial (2)	307	10,054
		210,592

SoFi Weekly Dividend ETF

38

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Electric – 5.0%
A2A SpA	1,072	$1,207
Alliant Energy Corp.	154	9,400
Ameren Corp.	158	14,634
American Electric Power Co., Inc.	316	31,663
Atco Ltd. - Class I	68	2,414
Avangrid, Inc.	46	2,272
Canadian Utilities Ltd.	59	1,810
CLP Holdings Ltd.	1,165	10,049
CMS Energy Corp.	178	12,022
Consolidated Edison, Inc.	217	21,210
Duke Energy Corp.	473	50,568
Electric Power Development Co. Ltd.	51	789
Entergy Corp.	125	14,413
Evergy, Inc.	139	9,526
Eversource Energy	211	18,925
Exelon Corp.	593	26,039
FirstEnergy Corp.	331	13,091
Fortis Inc/Canada	292	12,919
Hera SpA	581	1,461
Hydro One Ltd.	190	5,159
Iberdrola SA	3,757	39,233
National Grid PLC	2,237	28,060
Northland Power, Inc.	113	3,879
Pinnacle West Capital Corp.	74	5,576
Power Assets Holdings Ltd.	842	5,042
SSE PLC	654	12,575
The Southern Co.	646	49,787
WEC Energy Group, Inc.	193	19,906
Xcel Energy, Inc.	333	24,725
		448,354
Electrical Components & Equipment – 1.2%
ABB Ltd.	982	27,137
Brother Industries Ltd.	151	2,915
Casio Computer Co. Ltd.	130	1,240
Emerson Electric Co.	366	29,917
Prysmian SpA	157	4,832
Schneider Electric SE	342	40,848
		106,889
Electronics – 0.3%
Garmin Ltd. (2)	98	8,672
Hirose Electric Co. Ltd.	18	2,577
Kyocera Corp.	199	11,166
SCREEN Holdings Co. Ltd.	28	1,895
Venture Corp. Ltd.	166	2,176
Yokogawa Electric Corp.	158	2,787
		29,273

	Shares	Value
Engineering & Construction – 0.5%
CK Infrastructure Holdings Ltd.	374	$2,278
Kajima Corp.	265	2,808
Keppel Corp. Ltd.	855	4,456
Obayashi Corp.	384	2,676
Taisei Corp.	117	3,574
Vinci SA	351	32,559
		48,351
Environmental Control – 0.2%
Republic Services, Inc.	127	18,125
Food – 5.1%
Associated British Foods PLC	221	3,922
Axfood AB	70	2,117
Campbell Soup Co.	132	6,650
Coles Group Ltd.	781	9,402
Conagra Brands, Inc.	294	10,108
Etablissements Franz Colruyt NV	35	974
General Mills, Inc.	364	27,955
Hormel Foods Corp.	175	8,799
Kesko Oyj - B Shares	148	3,122
Koninklijke Ahold Delhaize NV	623	17,165
MEIJI Holdings Co. Ltd.	81	3,874
Metro Inc/CN	155	8,176
Mondelez International, Inc.	838	51,839
Nestle SA	1,680	197,238
Nichirei Corp.	83	1,492
Nisshin Seifun Group, Inc.	162	1,835
Orkla ASA	456	3,833
Saputo, Inc.	180	4,584
Seven & i Holdings Co. Ltd.	460	18,360
Tesco PLC	4,615	13,355
The J.M. Smucker Co.	62	8,679
The Kroger Co.	396	18,984
Tyson Foods, Inc. - Class A	178	13,418
Wilmar International Ltd.	1,100	3,185
Woolworths Group Ltd.	745	18,432
		457,498
Forest Products & Paper – 0.4%
International Paper Co.	228	9,489
Oji Holdings Corp.	528	2,122
Smurfit Kappa Group PLC	159	5,364
Stora Enso Oyj - R Shares	355	5,310
UPM-Kymmene Oyj	324	11,041
		33,326

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Weekly Dividend ETF

39

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Gas – 0.4%
Atmos Energy Corp. (2)	88	$9,977
NiSource, Inc.	248	7,319
Osaka Gas Co. Ltd.	247	4,177
Snam SpA	1,239	5,900
Tokyo Gas Co. Ltd.	254	4,786
		32,159
Hand & Machine Tools – 0.2%
Disco Corp.	18	4,441
Fuji Electric Co. Ltd.	84	3,678
Snap-on, Inc.	34	7,407
Stanley Black & Decker, Inc.	74	6,520
		22,046
Healthcare – Products – 0.9%
Elekta AB - B Shares (1)	204	1,175
Medtronic PLC	803	70,600
Smith & Nephew PLC	535	6,322
		78,097
Healthcare – Services – 0.1%
Medibank Pvt Ltd.	1,686	4,288
Sonic Healthcare Ltd.	292	6,806
		11,094
Holding Companies – Diversified – 0.2%
CK Hutchison Holdings Ltd.	1,635	10,572
Jardine Matheson Holdings Ltd.	157	8,337
Swire Pacific Ltd. - Class A	285	1,973
		20,882
Home Builders – 0.3%
Barratt Developments PLC	663	3,297
Daiwa House Industry Co. Ltd.	372	8,416
Haseko Corp.	165	1,904
Iida Group Holdings Co. Ltd.	92	1,409
Sekisui Chemical Co. Ltd.	242	3,327
Sekisui House Ltd.	366	6,268
		24,621
Home Furnishings – 0.2%
Panasonic Holdings Corp.	1,418	11,590
Sharp Corp/Japan	98	709
Whirlpool Corp. (2)	34	5,324
		17,623
Housewares – 0.1%
Newell Brands, Inc.	244	4,355

	Shares	Value
Insurance – 5.6%
Aflac, Inc.	362	$21,510
Allianz SE	243	41,192
American International Group, Inc.	488	25,254
Assicurazioni Generali SpA	715	10,526
AXA SA	1,394	32,976
Cincinnati Financial Corp.	96	9,308
Dai-ichi Life Holdings, Inc.	575	9,984
Direct Line Insurance Group PLC	403	966
Everest Re Group Ltd.	24	6,457
Fairfax Financial Holdings Ltd.	14	6,999
Fidelity National Financial, Inc.	176	6,882
Great-West Lifeco, Inc.	176	4,146
Hannover Rueck SE	37	5,465
iA Financial Corp, Inc.	69	3,717
Intact Financial Corp.	107	15,544
Japan Post Insurance Co. Ltd.	121	1,861
Marsh & McLennan Company, Inc.	308	49,702
MetLife, Inc.	378	24,317
MS&AD Insurance Group Holdings, Inc.	283	8,495
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	86	20,599
NN Group NV	173	7,127
Power Corp of Canada	328	8,458
Powszechny Zaklad Ubezpieczen SA	349	2,094
Principal Financial Group, Inc. (2)	154	11,513
Prudential Financial, Inc.	231	22,118
Sampo Oyj	254	11,519
Sompo Holdings, Inc.	192	8,273
Storebrand ASA	279	2,244
Sun Life Financial, Inc.	361	15,950
The Allstate Corp.	167	20,123
The Travelers Company, Inc.	147	23,761
Tokio Marine Holdings, Inc.	376	21,135
Zurich Insurance Group AG	92	40,921
		501,136
Internet – 0.1%
carsales.com Ltd.	191	2,959
Trend Micro Inc/Japan	82	5,099
		8,058
Iron & Steel – 0.6%
BlueScope Steel Ltd.	288	3,301
Fortescue Metals Group Ltd.	1,097	13,853
Nippon Steel Corp.	528	8,412
Nucor Corp.	164	21,802
SSAB AB - A Shares	164	794
SSAB AB - A Shares	397	1,867
		50,029

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Weekly Dividend ETF

40

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Leisure Time – 0.0% (4)
Yamaha Motor Co. Ltd.	187	$3,911
Machinery – Construction & Mining – 0.7%
Hitachi Construction Machinery Co. Ltd.	67	1,391
Hitachi Ltd.	581	29,321
Komatsu Ltd.	572	12,090
Metso Outotec Oyj	450	3,539
Mitsubishi Electric Corp.	1,199	12,269
		58,610
Machinery – Diversified – 0.2%
ANDRITZ AG	47	2,173
Atlas Copco AB - Class A	928	8,511
Ebara Corp.	56	2,149
Sumitomo Heavy Industries Ltd.	77	1,632
THK Co. Ltd.	75	1,544
		16,009
Media – 1.3%
Comcast Corp. - Class A	2,686	97,206
Shaw Communications, Inc. - Class B	284	7,304
ViacomCBS, Inc. - Class B (2)	362	8,467
		112,977
Metal Fabricate & Hardware – 0.1%
SKF AB - Class A	218	3,292
Tenaris SA	286	3,954
		7,246
Mining – 2.3%
Agnico Eagle Mines Ltd.	283	11,704
Alumina Ltd.	1,670	1,735
Anglo American PLC	695	22,506
B2Gold Corp.	691	2,126
Barrick Gold Corp.	1,088	16,200
BHP Group Ltd.	3,109	86,534
Glencore PLC	6,402	35,258
KGHM Polska Miedz SA	42	792
Lundin Mining Corp.	405	2,112
Mitsubishi Materials Corp.	78	1,171
Newcrest Mining Ltd.	547	6,649
Norsk Hydro ASA	820	5,660
Pan American Silver Corp.	104	1,552
South32 Ltd.	2,792	7,943
Sumitomo Metal Mining Co. Ltd.	149	4,735
		206,677
Miscellaneous Manufacturers – 1.6%
3M Co. (2)	350	43,522
Eaton Corp PLC	248	33,887
Nikon Corp.	192	2,206

	Shares	Value
Miscellaneous Manufacturers – 1.6% (Continued)
Siemens AG	488	$49,601
Toshiba Corp.	251	9,356
Trelleborg AB - Class B	154	3,221
		141,793
Office & Business Equipment – 0.0% (4)
Seiko Epson Corp.	190	3,010
Oil & Gas – 11.2%
Aker BP ASA	244	8,549
Canadian Natural Resources Ltd.	687	37,770
Chevron Corp.	1,193	188,566
ConocoPhillips	791	86,575
DCC PLC	62	3,580
Devon Energy Corp.	400	28,248
Diamondback Energy, Inc.	108	14,394
ENEOS Holdings, Inc.	1,889	7,135
Eni SpA	1,502	17,834
EOG Resources, Inc.	356	43,183
Equinor ASA	578	22,289
Exxon Mobil Corp.	2,581	246,718
Idemitsu Kosan Co. Ltd.	126	3,318
Inpex Corp.	610	7,058
Marathon Petroleum Corp.	331	33,348
Phillips 66	294	26,301
Pioneer Natural Resources Co.	140	35,451
Santos Ltd.	2,068	11,186
Suncor Energy, Inc.	858	27,838
TotalEnergies SE	1,604	81,758
Tourmaline Oil Corp.	195	11,562
Valero Energy Corp.	250	29,280
Woodside Energy Group Ltd.	1,166	27,378
		999,319
Packaging & Containers – 0.2%
Amcor PLC	930	11,169
DS Smith PLC	883	2,751
Packaging Corp of America	46	6,298
		20,218
Pharmaceuticals – 12.5%
Alfresa Holdings Corp.	109	1,312
Astellas Pharma, Inc.	1,120	16,033
Bristol-Myers Squibb Co.	1,300	87,633
CVS Health Corp.	801	78,618
Eisai Co. Ltd.	164	6,740
GSK PLC	2,494	40,031
Johnson & Johnson	1,611	259,919
Medipal Holdings Corp.	116	1,596
Merck & Co., Inc.	1,568	133,844

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Weekly Dividend ETF

41

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Pharmaceuticals – 12.5% (Continued)
Novartis AG	1,389	$112,620
Pfizer, Inc.	3,477	157,265
Recordati Industria Chimica e Farmaceutica SpA	60	2,458
Roche Holding AG	16	6,135
Roche Holding AG	432	139,610
Sanofi	667	55,118
Santen Pharmaceutical Co. Ltd.	115	835
Shionogi & Co. Ltd.	183	8,982
Viatris, Inc.	596	5,692
		1,114,441
Pipelines – 0.1%
Keyera Corp.	105	2,595
Pembina Pipeline Corp.	275	9,739
		12,334
Private Equity – 0.7%
3i Group PLC	588	8,316
Blackstone, Inc. - Class A	430	40,394
Intermediate Capital Group PLC	187	2,975
Partners Group Holding AG	14	13,576
		65,261
Real Estate – 0.5%
Aeon Mall Co. Ltd.	58	696
Azrieli Group Ltd.	22	1,835
Castellum AB	65	918
CK Asset Holdings Ltd.	1,005	6,799
Hang Lung Properties Ltd.	1,104	1,840
Henderson Land Development Co. Ltd.	898	3,009
Hulic Co. Ltd.	289	2,210
Mitsubishi Estate Co. Ltd.	714	9,683
Nomura Real Estate Holdings, Inc.	68	1,680
Sino Land Co. Ltd.	2,068	3,030
Sun Hung Kai Properties Ltd.	876	10,302
Tokyu Fudosan Holdings Corp.	183	991
		42,993
Real Estate Investment Trusts (REITs) – 1.9%
Ascendas Real Estate Investment Trust	2,121	4,287
AvalonBay Communities, Inc.	84	16,876
Boston Properties, Inc.	70	5,560
Canadian Apartment Properties REIT	111	3,786
CapitaLand Integrated Commercial Trust	3,295	4,889
Charter Hall Group	269	2,491
Dexus (1)	657	3,932
Digital Realty Trust, Inc. (2)	173	21,388
Goodman Group	1,112	14,995

	Shares	Value
Real Estate Investment Trusts (REITs) – 1.9% (Continued)
Keppel DC REIT	887	$1,233
Land Securities Group PLC	455	3,445
Link REIT	1,300	10,079
Mapletree Industrial Trust	1,221	2,214
Mapletree Logistics Trust	2,011	2,407
Mapletree Pan Asia Commercial Trust	1,378	1,818
Mirvac Group	2,545	3,664
Nippon Building Fund, Inc.	1	5,006
Public Storage	93	30,767
Segro PLC	742	8,142
Stockland	1,412	3,504
Suntec Real Estate Investment Trust	1,090	1,235
The GPT Group	1,239	3,576
Weyerhaeuser Co.	453	15,475
		170,769
Retail – 1.5%
ABC-Mart, Inc.	19	769
Best Buy Co., Inc.	129	9,119
Canadian Tire Corp Ltd. - Class A	35	4,128
Chow Tai Fook Jewellery Group Ltd.	1,077	2,176
Darden Restaurants, Inc.	76	9,402
Domino’s Pizza Enterprises Ltd.	38	1,655
Genuine Parts Co.	85	13,261
Industria de Diseno Textil SA	679	14,714
Kingfisher PLC	1,220	3,295
Next PLC	78	5,275
Sundrug Co. Ltd.	42	1,033
Target Corp.	285	45,697
USS Co. Ltd.	116	2,062
Walgreens Boots Alliance, Inc. (2)	434	15,216
Yamada Holdings Co. Ltd.	436	1,516
		129,318
Semiconductors – 3.8%
Advantest Corp.	117	6,752
ASMPT Ltd.	209	1,626
Broadcom, Inc.	241	120,286
Intel Corp.	2,526	80,630
SUMCO Corp.	210	2,893
Texas Instruments, Inc.	571	94,335
Tokyo Electron Ltd.	92	29,307
		335,829
Shipbuilding – 0.0% (4)
Yangzijiang Shipbuilding Holdings Ltd.	1,713	1,191

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

SoFi Weekly Dividend ETF

42

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

	Shares	Value
Software – 1.0%
Koei Tecmo Holdings Co. Ltd.	35	$1,185
Paychex, Inc.	198	24,421
SAP SE	634	54,151
Sega Sammy Holdings, Inc.	95	1,421
The Sage Group PLC	624	5,193
		86,371
Telecommunications – 3.9%
Cisco Systems, Inc.	2,346	104,913
Corning, Inc.	466	15,993
Elisa Oyj	90	4,820
Hikari Tsushin, Inc.	12	1,528
KDDI Corp.	927	28,601
Nippon Telegraph & Telephone Corp.	1,353	36,786
Swisscom AG	16	8,299
Telefonaktiebolaget LM Ericsson - Class A	1,797	13,516
TELUS Corp.	854	19,289
Verizon Communications, Inc.	2,602	108,790
		342,535
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	79	6,227
Transportation – 1.6%
AP Moller - Maersk A/S - Class B	3	7,202
AP Moller - Maersk A/S - Class A	2	4,694
C.H. Robinson Worldwide, Inc. (2)	77	8,789
Hapag-Lloyd AG	15	3,910
Kawasaki Kisen Kaisha Ltd.	33	2,114
Kuehne + Nagel International AG	31	7,179
Kyushu Railway Co.	42	889
Mitsui OSK Lines Ltd.	215	5,669
Nippon Yusen KK	101	7,788
United Parcel Service, Inc. - Class B (2)	450	87,529
Yamato Holdings Co. Ltd.	190	2,988
ZIM Integrated Shipping Services Ltd. (2)	54	1,949
		140,700
Total Common Stock
(Cost $9,533,952)		8,835,598
Preferred Stocks – 0.1%
Auto Manufacturers – 0.0% (4)
Bayerische Motoren Werke AG	37	2,576
Household Products & Wares – 0.1%
Henkel AG & Co. KGaA	105	6,783
Total Preferred Stocks
(Cost $9,671)		9,359

	Shares	Value
Short-Term Investments – 0.2%
Money Market Funds – 0.2%
First American Government Obligations Fund, Class X, 2.042% (3)	16,837	$16,837
Total Short-Term Investments
(Cost $16,837)		16,837
Investments Purchased With Collateral From Securities Lending – 4.6%
Mount Vernon Liquid Assets Portfolio, LLC, 2.470% (3)	405,264	405,264
Total Investments Purchased With Collateral From Securities Lending
(Cost $405,264)		405,264
Total Investments in Securities – 104.3%
(Cost $9,965,724)		9,267,058
Liabilities in Excess of Other Assets – (4.3)%		(379,737)
Total Net Assets – 100.0%		$8,887,321

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of August 31, 2022. Total loaned securities had a value of $391,966 or 4.4% of net assets as of August 31, 2022. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)The rate quoted is the annualized seven-day effective yield as of August 31, 2022.

(4)Does not round to 0.1% or (0.1)%, as applicable.

SoFi Web 3 ETF

43

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited)

	Shares	Value
Common Stocks – 98.8%
Advertising – 5.0%
ALBERT, Inc. (1)	693	$21,421
Biotechnology – 2.4%
Exscientia PLC - ADR (1)	1,074	10,396
Commercial Services – 8.4%
Bakkt Holdings, Inc. - Class A (1)	4,222	10,935
Block, Inc. - Class A (1)	76	5,237
Marathon Digital Holdings, Inc. (1)	942	11,163
PayPal Holdings, Inc. (1)	18	1,682
Riot Blockchain, Inc. (1)	974	6,983
		36,000
Computers – 13.6%
Apple, Inc.	58	9,119
TaskUS, Inc. - Class A (1)	168	2,500
TELUS International CDA, Inc. (1)	458	13,118
Vuzix Corp. (1)	4,457	33,472
		58,209
Diversified Financial Services – 10.7%
Argo Blockchain PLC (1)	26,697	13,047
Coinbase Global, Inc. - Class A (1)	146	9,753
Galaxy Digital Holdings Ltd. (1)	769	4,222
SBI Holdings, Inc.	859	17,016
Upstart Holdings, Inc. (1)	61	1,580
		45,618
Electronics – 2.5%
Kopin Corp. (1)	7,689	10,534
Entertainment – 7.0%
AMC Entertainment Holdings, Inc. (1)	984	8,974
DraftKings, Inc. - Class A (1)	1,309	21,022
		29,996
Internet – 19.5%
1stdibs.com, Inc. (1)	2,580	17,466
Alphabet, Inc. - Class A (1)	169	18,289
Amazon.com, Inc. (1)	104	13,184
Meta Platforms, Inc. - Class A (1)	91	14,827
Overstock.com, Inc. (1)	139	3,628
Robinhood Markets, Inc. - Class A (1)	1,109	10,591
Snap, Inc. - Class A (1)	178	1,937
Twitter, Inc. (1)	88	3,410
		83,332
Real Estate – 1.4%
eXp World Holdings, Inc.	460	5,948

	Shares	Value
Retail – 3.9%
GameStop Corp. (1)	578	$16,554
Semiconductors – 8.6%
CEVA, Inc. (1)	83	2,429
Himax Technologies, Inc. - ADR	1,507	9,389
Intel Corp.	185	5,905
NVIDIA Corp.	125	18,868
		36,591
Software – 11.0%
HIVE Blockchain Technologies, Ltd. (1)	2,779	14,218
ROBLOX Corp. - Class A (1)	255	9,973
Unity Software, Inc. (1)	199	8,501
Veritone, Inc. (1)	1,670	12,275
WiMi Hologram Cloud, Inc. - Class A - ADR (1)	1,273	2,241
		47,208
Toys, Games & Hobbies – 4.8%
Funko, Inc. - Class A (1)	757	16,858
Vinco Ventures, Inc. (1)	3,734	3,622
		20,480
Total Common Stocks
(Cost $499,615)		422,287
Preferred Stocks – 1.1%
Entertainment – 1.1%
AMC Entertainment Holdings, Inc.	984	4,822
Total Preferred Stocks
(Cost $0)		4,822
Short-Term Investments – 0.1%
Money Market Funds – 0.1%
First American Government Obligations Fund, Class X, 2.042% (2)	385	385
Total Short-Term Investments
(Cost $385)		385
Total Investments in Securities – 100.0%
(Cost $500,000)		427,494
Liabilities in Excess of Other Assets – (0.0)% (3)		(170)
Total Net Assets – 100.0%		$427,324

ADRAmerican Depoistary Receipt.

(1)Non-income producing security.

(2)The rate quoted is the annualized seven-day effective yield as of August 31, 2022.

(3)Does not round to 0.1% or (0.1)%, as applicable.

SoFi Smart Energy ETF

44

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited)

	Shares	Value
Common Stocks – 99.7%
Auto Manufacturers – 6.2%
BYD Co. Ltd. – H Shares	2,178	$67,209
Proterra, Inc. (1)	8,162	49,298
Tesla, Inc. (1)	151	41,617
		158,124
Commercial Services – 4.4%
Quanta Services, Inc.	344	48,607
Vivint Smart Home, Inc. (1)	9,877	61,830
		110,437
Distribution & Wholesale – 1.7%
Resideo Technologies, Inc. (1)	2,077	43,243
Electric – 2.0%
Ameresco, Inc. – Class A (1)	745	51,293
Electrical Components & Equipment – 14.3%
ABB Ltd.	1,602	44,271
Blink Charging Co. (1)	2,143	45,796
ChargePoint Holdings, Inc. – Class A (1)	2,998	48,778
EnerSys	703	43,846
Nexans SA	493	45,162
Prysmian SpA	1,512	46,539
Schneider Electric SE	356	42,520
SMA Solar Technology AG	914	46,229
		363,141
Electronics – 8.6%
Advanced Energy Industries, Inc.	508	45,613
Itron, Inc. (1)	818	38,921
Smart Metering Systems PLC	4,209	44,519
Trimble, Inc. (1)	681	43,073
Vicor Corp. (1)	640	45,530
		217,656
Energy – Alternate Sources – 31.0%
Ballard Power Systems, Inc. (1)	5,751	45,012
Canadian Solar, Inc. (1)	1,298	58,631
Enphase Energy, Inc. (1)	163	46,690
Fluence Energy, Inc. – Class A (1)	3,303	65,895
FuelCell Energy, Inc. (1)	12,724	53,313
ITM Power PLC (1)	19,261	44,286
Landis+Gyr Group AG	739	43,237
Meyer Burger Technology AG (1)	87,804	44,120
Plug Power, Inc. (1)	2,023	56,725
SolarEdge Technologies, Inc. (1)	159	43,879
Stem, Inc. (1)	4,054	63,729
Sunnova Energy International, Inc. (1)	1,904	48,019

	Shares	Value
Energy – Alternate Sources – 31.0% (Continued)
SunPower Corp. (1)	2,150	$51,600
Sunrun, Inc. (1)	1,555	51,362
Xinyi Solar Holdings Ltd.	49,374	68,190
		784,688
Engineering & Construction – 3.6%
Alfen Beheer BV (1)	404	45,824
MYR Group, Inc. (1)	500	46,470
		92,294
Hand & Machine Tools – 2.9%
Meidensha Corp.	5,011	72,513
Industrial – Other – 1.8%
Nibe Industries AB – B Shares (1)	4,948	46,650
Leisure Time – 1.5%
Gogoro, Inc. (1)	8,092	38,842
Machinery – Construction & Mining – 6.1%
Bloom Energy Corp. – Class A (1)	2,220	56,410
Tritium DCFC Ltd. (1)	7,438	51,620
Wallbox NV (1)	5,103	45,315
		153,345
Metal Fabricate & Hardware – 1.9%
Valmont Industries, Inc.	175	48,443
Miscellaneous Manufacturers – 5.1%
Alstom SA	2,019	41,741
Eaton Corp PLC	319	43,588
Siemens AG	441	44,824
		130,153
Retail – 2.0%
EVgo, Inc. – Class A (1)	5,312	50,411
Semiconductors – 4.9%
Analog Devices, Inc.	268	40,610
Infineon Technologies AG	1,686	41,197
NXP Semiconductors NV	255	41,968
		123,775
Software – 1.7%
Veritone, Inc. (1)	5,809	42,696
Total Common Stocks
(Cost $2,752,841)		2,527,704
Short–Term Investments – 0.2%
Money Market Funds – 0.2%
First American Government Obligations Fund, Class X, 2.042% (2)	5,390	5,390

SoFi Smart Energy ETF

45

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited) (Continued)

	Shares	Value
Total Short–Term Investments
(Cost $5,390)		$5,390
Total Investments in Securities – 99.9%
(Cost $2,758,231)		2,533,094
Other Assets in Excess of Liabilities – 0.1%		1,884
Total Net Assets – 100.0%		$2,534,978

(1)Non-income producing security.

(2)The rate quoted is the annualized seven-day effective yield as of August 31, 2022.

SoFi Funds

46

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES at August 31, 2022 (Unaudited)

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Be Your Own Boss ETF

Assets:
Investments in securities, at value (Note 2)(1)	$405,983,697	$61,970,337	$21,672,992	$11,459,096
Foreign currency (cost of $-, $-, $-, and $55, respectively)	—	—	—	49
Receivables:
Fund shares sold	—	—	—	—
Investment securities sold	—	—	—	—
Dividends and interest	598,324	46,740	11,225	1,215
Securities lending income, net (Note 5)	8,239	4,620	13,719	2,508
Due from adviser, net	—	—	—	—
Total assets	406,590,260	62,021,697	21,697,936	11,462,868

Liabilities:
Collateral received for securities loaned (Note 5)	24,630,143	13,267,911	5,299,321	2,862,078
Payables:
Investment securities purchased	—	—	—	—
Distributions	—	—	—	—
Management fees, net (Note 4)	—	—	4,413	4,999
Total liabilities	24,630,143	13,267,911	5,303,734	2,867,077
Net Assets	$381,960,117	$48,753,786	$16,394,202	$8,595,791

Components of Net Assets:
Paid-in capital	$393,380,097	$55,436,734	$28,761,310	$26,052,225
Total distributable (accumulated) earnings (losses)	(11,419,980)	(6,682,948)	(12,367,108)	(17,456,434)
Net assets	$381,960,117	$48,753,786	$16,394,202	$8,595,791

Net Asset Value (unlimited shares authorized):
Net assets	$381,960,117	$48,753,786	$16,394,202	$8,595,791
Shares of beneficial interest issued and outstanding	27,300,000	4,200,000	650,000	550,000
Net asset value	$13.99	$11.61	$25.22	$15.63

Cost of investments	$414,310,742	$66,416,280	$26,996,171	$23,285,743

SoFi Funds

47

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES at August 31, 2022 (Unaudited) (Continued)

	SoFi Weekly Income ETF	SoFi Weekly Dividend ETF	SoFi Web 3 ETF	SoFi Smart Energy ETF

Assets:
Investments in securities, at value (Note 2)(1)	$24,774,364	$9,267,058	$427,494	$2,533,094
Foreign currency (cost of $-, $351, $-, and $-, respectively)	—	351	—	—
Receivables:
Fund shares sold	—	—	—	421,550
Investment securities sold	—	1,036,320	—	—
Dividends and interest	302,946	31,643	—	774
Securities lending income, net (Note 5)	159	87	—	—
Due from advisor, net	—	—	—	84
Total assets	25,077,469	10,335,459	427,494	2,955,502

Liabilities:
Collateral received for securities loaned (Note 5)	1,334,110	405,264	—	—
Payables:
Investment securities purchased	58,682	1,035,035	—	419,303
Distributions	12,500	4,000	—	—
Management fees, net (Note 4)	12,076	3,839	170	1,221
Total liabilities	1,417,368	1,448,138	170	420,524
Net Assets	$23,660,101	$8,887,321	$427,324	$2,534,978

Components of Net Assets:
Paid-in capital	$25,502,613	$10,051,410	$500,000	$2,877,816
Total distributable (accumulated) earnings (losses)	(1,842,512)	(1,164,089)	(72,676)	(342,838)
Net assets	$23,660,101	$8,887,321	$427,324	$2,534,978

Net Asset Value (unlimited shares authorized):
Net assets	$23,660,101	$8,887,321	$427,324	$2,534,978
Shares of beneficial interest issued and outstanding	250,000	200,000	25,000	150,000
Net asset value	$94.64	$44.44	$17.09	$16.90

Cost of investments	$26,349,795	$9,965,724	$500,000	$2,758,231

(1)Includes loaned securities with value of $23,920,680, $12,878,352, $5,110,271, $2,793,323, $1,301,129, $391,966, $- and $-, respectively.

SoFi Funds

48

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS For the Periods Ended August 31, 2022 (Unaudited)

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Be Your Own Boss ETF
	Six-Months Ended August 31, 2022	Six-Months Ended August 31, 2022	Six-Months Ended August 31, 2022	Six-Months Ended August 31, 2022

Investment Income:
Dividend income (net of foreign withholding tax of $10,538, $138, $-, and $-, respectively)	$3,004,507	$350,549	$39,623	$15,730
Securities lending income, net (Note 5)	32,210	17,737	63,975	21,015
Interest income	2,267	449	104	152
Total investment income	3,038,984	368,735	103,702	36,897

Expenses:
Management fees (Note 4)	360,495	46,243	25,637	32,717
Total expenses	360,495	46,243	25,637	32,717
Less: Management fee wavier (Note 4)	(360,495)	(46,243)	—	—
Net expenses	—	—	25,637	32,717
Net investment income (loss)	3,038,984	368,735	78,065	4,180

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	375,450	(1,197,400)	(4,068,401)	(3,620,982)
Foreign currency transactions	1,516	—	—	475
Change in net unrealized appreciation/depreciation on:
Investments	(44,321,910)	(4,995,379)	(111,615)	(555,744)
Foreign currency translations	—	—	—	(86,421)
Net realized and unrealized gain (loss) on investments	(43,944,944)	(6,192,779)	(4,180,016)	(4,262,672)
Net increase (decrease) in net assets resulting from operations	$(40,905,960)	$(5,824,044)	$(4,101,951)	$(4,258,492)

SoFi Funds

49

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS For the Periods Ended August 31, 2022 (Unaudited) (Continued)

	SoFi Weekly Income ETF	SoFi Weekly Dividend ETF	SoFi Web 3 ETF	SoFi Smart Energy ETF	SoFi Smart Energy ETF
	Six-Months Ended August 31, 2022	Six-Months Ended August 31, 2022	Period Ended August 31, 2022(1)	Period Ended August 31, 2022(2)	Period Ended April 30, 2022(3)

Investment Income:
Dividend income (net of foreign withholding tax of $-, $20,561, $-, $421, and $1,126, respectively)	$8,282	$211,990	$21	$5,294	$7,559
Securities lending income, net (Note 5)	1,350	287	—	—	—
Interest income	490,532	93	1	18	—
Total investment income	500,164	212,370	22	5,312	7,559

Expenses:
Management fees (Note 4)	72,239	23,322	170	4,252	10,582
Total expenses	72,239	23,322	170	4,252	10,582
Net investment income (loss)	427,925	189,048	(148)	1,060	(3,023)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(354,519)	(412,808)	(24)	(102,084)	(16,318)
Foreign currency transactions	—	(914)	3	517	(568)
Change in net unrealized appreciation/depreciation on:
Investments	(1,182,649)	(774,710)	(70,177)	288,076	(429,373)
Foreign currency translations	—	(755)	(2,330)	(22,589)	(61,252)
Net realized and unrealized gain (loss) on investments	(1,537,168)	(1,189,187)	(72,528)	163,920	(507,511)
Net increase (decrease) in net assets resulting from operations	$(1,109,243)	$(1,000,139)	$(72,676)	$164,980	$(510,534)

(1)The Fund commenced operations on August 8, 2022. The information presented is from August 8, 2022 to August 31, 2022.

(2)The Fund changed its fiscal year end from April 30 to February 28 effective as of the close of business on August 9, 2022. The information presented is from May 1, 2022 to August 31, 2022.

(3)The Fund commenced operations on July 20, 2021. The information presented is from July 20, 2021 to April 30, 2022.

SoFi Select 500 ETF

50

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$3,038,984	$3,447,177
Net realized gain (loss) on investments and foreign currency transactions	376,966	14,207,304
Change in net unrealized appreciation/depreciation on investments	(44,321,910)	4,065,106
Net increase (decrease) in net assets resulting from operations	(40,905,960)	21,719,587

Distributions to Shareholders:
Net distributions to shareholders	(2,620,000)	(3,055,645)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	44,840,450	184,911,331
Total increase (decrease) in net assets	1,314,490	203,575,273

Net Assets:
Beginning of period/year	380,645,627	177,070,354
End of period/year	$381,960,117	$380,645,627

(1)Summary of share transactions is as follows:

	Six-Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022
	Shares	Value	Shares	Value
Shares sold	5,400,000	$79,477,050	14,650,000	$232,831,870
Shares redeemed	(2,300,000)	(34,636,600)	(3,150,000)	(47,920,540)
Net increase (decrease)	3,100,000	$44,840,450	11,500,000	$184,911,330

SoFi Next 500 ETF

51

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$368,735	$402,585
Net realized gain (loss) on investments	(1,197,400)	3,277,805
Change in net unrealized appreciation/depreciation on investments	(4,995,379)	(5,106,006)
Net increase (decrease) in net assets resulting from operations	(5,824,044)	(1,425,616)

Distributions to Shareholders:
Net distributions to shareholders	(324,000)	(372,090)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	5,894,175	26,186,520
Total increase (decrease) in net assets	(253,869)	24,388,814

Net Assets:
Beginning of period/year	49,007,655	24,618,841
End of period/year	$48,753,786	$49,007,655

(1)Summary of share transactions is as follows:

	Six-Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022
	Shares	Value	Shares	Value
Shares sold	1,250,000	$15,469,875	2,550,000	$35,932,690
Shares redeemed	(750,000)	(9,575,700)	(700,000)	(9,746,170)
Net increase (decrease)	500,000	$5,894,175	1,850,000	$26,186,520

SoFi Social 50 ETF

52

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$78,065	$70,659
Net realized gain (loss) on investments	(4,068,401)	4,822,235
Change in net unrealized appreciation/depreciation on investments	(111,615)	(5,301,070)
Net increase (decrease) in net assets resulting from operations	(4,101,951)	(408,176)

Distributions to Shareholders:
Net distributions to shareholders	(45,500)	(66,015)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	—	9,264,860
Total increase (decrease) in net assets	(4,147,451)	8,790,669

Net Assets:
Beginning of period/year	20,541,653	11,750,984
End of period/year	$16,394,202	$20,541,653

(1)Summary of share transactions is as follows:

	Six-Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022
	Shares	Value	Shares	Value
Shares sold	—	$—	1,400,000	$49,544,660
Shares redeemed	—	—	(1,150,000)	(40,279,800)
Net increase (decrease)	—	$—	250,000	$9,264,860

53

The accompanying notes are an integral part of these financial statements.

SoFi Be Your Own Boss ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$4,180	$(105,750)
Net realized gain (loss) on investments and foreign currency transactions	(3,620,507)	2,938,316
Change in net unrealized appreciation/depreciation on investments and foreign currency translations	(642,165)	(18,695,093)
Net increase (decrease) in net assets resulting from operations	(4,258,492)	(15,862,527)

Distributions to Shareholders:
Net distributions to shareholders	—	(600,000)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	(3,991,020)	(18,524,523)
Total increase (decrease) in net assets	(8,249,512)	(34,987,050)

Net Assets:
Beginning of period/year	16,845,303	51,832,353
End of period/year	$8,595,791	$16,845,303

(1)Summary of share transactions is as follows:

	Six-Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022
	Shares	Value	Shares	Value
Shares sold	—	$—	600,000	$20,599,730
Shares redeemed	(200,000)	(3,991,020)	(1,100,000)	(39,125,835)
Variable fees	—	—	—	1,582
Net increase (decrease)	(200,000)	$(3,991,020)	(500,000)	$(18,524,523)

SoFi Weekly Income ETF

54

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$427,925	$521,515
Net realized gain (loss) on investments	(354,519)	303,202
Change in net unrealized appreciation/depreciation on investments	(1,182,649)	(1,048,207)
Net increase (decrease) in net assets resulting from operations	(1,109,243)	(223,490)

Distributions to Shareholders:
Net dividends and distributions	(341,250)	(855,250)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	2,525,355	2,896,337
Total increase (decrease) in net assets	1,074,862	1,817,597

Net Assets:
Beginning of period/year	22,585,239	20,767,642
End of period/year	$23,660,101	$22,585,239

(1)Summary of share transactions is as follows:

	Six-Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022
	Shares	Value	Shares	Value
Shares sold	75,000	$7,294,305	175,000	$18,323,995
Shares redeemed	(50,000)	(4,768,950)	(150,000)	(15,481,845)
Variable fees	—	—	—	54,187
Net increase (decrease)	25,000	$2,525,355	25,000	$2,896,337

SoFi Weekly Dividend ETF

55

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended August 31, 2022 (Unaudited)	Period Ended February 28, 2022(1)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$189,048	$110,602
Net realized gain (loss) on investments and foreign currency transactions	(413,722)	(22,411)
Change in net unrealized appreciation/depreciation on investments and foreign currency translations	(775,465)	75,500
Net increase (decrease) in net assets resulting from operations	(1,000,139)	163,691

Distributions to Shareholders:
Distributable earnings	(108,000)	(112,697)
Return of capital	—	(4,803)
	(108,000)	(117,500)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	—	9,949,269
Total increase (decrease) in net assets	(1,108,139)	9,995,460

Net Assets:
Beginning of period	9,995,460	—
End of period	$8,887,321	$9,995,460

(1)The Fund commenced operations on May 10, 2021. The information presented is from May 10, 2021 to February 28, 2022.

(2)Summary of share transactions is as follows:

	Six-Months Ended August 31, 2022 (Unaudited)		Period Ended February 28, 2022(1)
	Shares	Value	Shares	Value
Shares sold	—	$—	225,000	$11,157,765
Shares redeemed	—	—	(25,000)	(1,208,502)
Variable fees	—	—	—	6
Net increase (decrease)	—	$—	200,000	$9,949,269

SoFi Web 3 ETF

56

The accompanying notes are an integral part of these financial statements.

Period Ended August 31, 2022(1) (Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$(148)
Net realized gain (loss) on investments and foreign currency transactions	(21)
Change in net unrealized appreciation/depreciation on investments and foreign currency translations	(72,507)
Net increase (decrease) in net assets resulting from operations	(72,676)

Distributions to Shareholders:
Net dividends and distributions	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	500,000
Total increase (decrease) in net assets	427,324

Net Assets:
Beginning of period	—
End of period	$427,324

(1)The Fund commenced operations on August 8, 2022. The information presented is from August 8, 2022 to August 31, 2022.

(2)Summary of share transactions is as follows:

	Period Ended August 31, 2022(1) (Unaudited)
	Shares	Value
Shares sold	25,000	$500,000
Shares redeemed	—	—
Net increase (decrease)	25,000	$500,000

STATEMENTS OF CHANGES IN NET ASSETS

57

The accompanying notes are an integral part of these financial statements.

SoFi Smart Energy ETF

	Period Ended August 31, 2022(1) (Unaudited)	Period Ended April 30, 2022(2)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$1,060	$(3,023)
Net realized gain (loss) on investments and foreign currency transactions	(101,567)	(16,886)
Change in net unrealized appreciation/depreciation on investments and foreign currency translations	265,487	(490,625)
Net increase (decrease) in net assets resulting from operations	164,980	(510,534)

Distributions to Shareholders:
Net dividends and distributions	—	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(3)	421,550	2,458,982
Total increase (decrease) in net assets	586,530	1,948,448

Net Assets:
Beginning of period	1,948,448	—
End of period	$2,534,978	$1,948,448

(1)The Fund changed its fiscal year end from April 30 to February 28 effective as of the close of business on August 9, 2022. The information presented is from May 1, 2022 to August 31, 2022.

(2)The Fund commenced operations on July 20, 2021. The information presented is from July 20, 2021 to April 30, 2022.

(3)Summary of share transactions is as follows:

	Period Ended August 31, 2022(2) (Unaudited)		Period Ended April 30, 2022(3)
	Shares	Value	Shares	Value
Shares sold	25,000	$421,550	125,000	$2,458,982
Shares redeemed	—	—	—	—
Net increase (decrease)	25,000	$421,550	125,000	$2,458,982

STATEMENTS OF CHANGES IN NET ASSETS

SoFi Select 500 ETF

58

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six-Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022	Year Ended February 28, 2021		Period Ended February 29, 2020(1)
Net asset value, beginning of period/year	$15.73		$13.94	$10.38		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.12		0.19	0.18		0.17
Net realized and unrealized gain (loss) on investments	(1.76)		1.76	3.54		0.33
Total from investment operations	(1.64)		1.95	3.72		0.50

Less Distributions:
From net investment income	(0.10)		(0.16)	(0.16)		(0.12)
From net realized gain	—		—	(0.00	)(6)	—
Total distributions	(0.10)		(0.16)	(0.16)		(0.12)

Net asset value, end of period/year	$13.99		$15.73	$13.94		$10.38
Total return(4)	(10.40	)%(3)	13.89%	36.04%		4.95	%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$382.0		$380.6	$177.1		$73.7
Portfolio turnover rate	16	%(3)	9%	26%		22	%(3)
Ratio of expenses to average net assets
Before management fees waived	0.19	%(5)	0.19%	0.19%		0.19	%(5)
After management fees waived	0.00	%(5)	0.00%	0.00%		0.00	%(5)
Ratio of net investment income (loss) to average net assets
Before management fees waived	1.41	%(5)	0.96%	1.25%		1.60	%(5)
After management fees waived	1.60	%(5)	1.15%	1.44%		1.79	%(5)

(1)The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

(6)Does not round to $0.01 or $(0.01), as applicable.

SoFi Next 500 ETF

59

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six-Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022	Year Ended February 28, 2021		Period Ended February 29, 2020(1)
Net asset value, beginning of period/year	$13.25		$13.31	$9.62		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.09		0.15	0.16		0.13
Net realized and unrealized gain (loss) on investments	(1.65)		(0.08)	3.67		(0.40)
Total from investment operations	(1.56)		0.07	3.83		(0.27)

Less Distributions:
From net investment income	(0.08)		(0.13)	(0.14)		(0.11)
From net realized gain	—		—	(0.00	)(6)	—
Total distributions	(0.08)		(0.13)	(0.14)		(0.11)

Net asset value, end of period/year	$11.61		$13.25	$13.31		$9.62
Total return(4)	(11.74	)%(3)	0.45%	40.17%		(2.84	)%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$48.8		$49.0	$24.6		$9.1
Portfolio turnover rate	34	%(3)	27%	53%		55	%(3)
Ratio of expenses to average net assets
Before management fees waived	0.19	%(5)	0.19%	0.19%		0.19	%(5)
After management fees waived	0.00	%(5)	0.00%	0.00%		0.00	%(5)
Ratio of net investment income (loss) to average net assets
Before management fees waived	1.33	%(5)	0.85%	1.29%		1.29	%(5)
After management fees waived	1.52	%(5)	1.04%	1.48%		1.48	%(5)

(1)The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

(6)Does not round to $0.01 or $(0.01), as applicable.

SoFi Social 50 ETF

60

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six-Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022	Year Ended February 28, 2021	Period Ended February 29, 2020(1)
Net asset value, beginning of period/year	$31.60		$29.38	$18.73	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.12		0.11	0.12	0.15
Net realized and unrealized gain (loss) on investments	(6.43)		2.21	10.64	(1.27)
Total from investment operations	(6.31)		2.32	10.76	(1.12)

Less Distributions:
From net investment income	(0.07)		(0.10)	(0.11)	(0.15)
Total distributions	(0.07)		(0.10)	(0.11)	(0.15)

Net asset value, end of period/year	$25.22		$31.60	$29.38	$18.73
Total return(4)	(19.96	)%(3)	7.85%	57.67%	(5.67	)%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$16.4		$20.5	$11.8	$2.8
Portfolio turnover rate	33	%(3)	62%	414%	168	%(3)
Ratio of expenses to average net assets	0.29	%(5)	0.29%	0.29%	0.29	%(5)
Ratio of net investment income (loss) to average net assets	0.88	%(5)	0.31%	0.52%	0.92	%(5)

(1)The Fund commenced operations on May 7, 2019. The information presented is from May 7, 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

61

The accompanying notes are an integral part of these financial statements.

SoFi Be Your Own Boss ETF

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six-Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022	Year Ended February 28, 2021	Period Ended February 29, 2020(1)
Net asset value, beginning of period/year	$22.46		$41.47	$18.56	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.01		(0.11)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	(6.84)		(18.10)	23.14	(1.39)
Total from investment operations	(6.83)		(18.21)	23.03	(1.44)

Less Distributions:
From net investment income	—		(0.80)	(0.12)	—
Total distributions	—		(0.80)	(0.12)	—

Net asset value, end of period/year	$15.63		$22.46	$41.47	$18.56
Total return(4)	(30.39	)%(3)	(44.32)%	124.22%	(7.22	)%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$8.6		$16.8	$51.8	$7.4
Portfolio turnover rate	29	%(3)	47%	68%	33	%(3)
Ratio of expenses to average net assets	0.59	%(5)	0.59%	0.59%	0.59	%(5)
Ratio of net investment income (loss) to average net assets	0.08	%(5)	(0.32)%	(0.36)%	(0.36	)%(5)

(1)The Fund commenced operations on May 7, 2019. The information presented is from May 7, 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

SoFi Weekly Income ETF

62

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six-Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022	Period Ended February 28, 2021(1)
Net asset value, beginning of period/year	$100.38		$103.84	$100.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	1.70		2.56	1.16
Net realized and unrealized gain (loss) on investments	(3.45)		(1.98)	3.73
Total from investment operations	(1.75)		0.58	4.89

Less Distributions:
From net investment income	(3.99)		(4.04)	(1.05)
Total distributions	(3.99)		(4.04)	(1.05)

Net asset value, end of period/year	$94.64		$100.38	$103.84
Total return(4)	(4.40	)%(3)	0.48%	4.91	%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$23.7		$22.6	$20.8
Portfolio turnover rate	27	%(3)	49%	8	%(3)
Ratio of expenses to average net assets	0.59	%(5)	0.59%	0.59	%(5)
Ratio of net investment income (loss) to average net assets	3.49	%(5)	2.44%	2.73	%(5)

(1)The Fund commenced operations on October 1, 2020. The information presented is from October 1, 2020 to February 28, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

SoFi Weekly Dividend ETF

63

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six-Months Ended August 31, 2022 (Unaudited)		Period Ended February 28, 2022(1)
Net asset value, beginning of period	$49.98		$50.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.95		0.78
Net realized and unrealized gain (loss) on investments	(5.95)		0.02
Total from investment operations	(5.00)		0.80

Less Distributions:
From net investment income	(0.54)		(0.79)
From return of capital	—		(0.03)
Total distributions	(0.54)		(0.82)

Net asset value, end of period	$44.44		$49.98
Total return(3)(4)	(10.06)%		1.62%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$8.9		$10.0
Portfolio turnover rate	36	%(3)	68	%(3)
Ratio of expenses to average net assets	0.49	%(5)	0.49	%(5)
Ratio of net investment income (loss) to average net assets	3.97	%(5)	1.93	%(5)

(1)The Fund commenced operations on May 10, 2021. The information presented is from May 10, 2021 to February 28, 2022.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

SoFi Web 3 ETF

64

The accompanying notes are an integral part of these financial statements.

Period Ended August 31, 2022(1) (Unaudited)
Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.01)
Net realized and unrealized gain (loss) on investments	(2.90)
Total from investment operations	(2.91)

Less Distributions:
From net investment income	—
Total distributions	—

Net asset value, end of period	$17.09
Total return(3)(4)	(14.54)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$0.4
Portfolio turnover rate(3)(6)	0%
Ratio of expenses to average net assets(5)	0.59%
Ratio of net investment income (loss) to average net assets(5)	(0.52)%

(1) The Fund commenced operations on August 8, 2022. The information presented is from August 8, 2022 to August 31, 2022.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(5)Annualized.

(6)Does not round to $0.01 or $(0.01), as applicable.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

65

The accompanying notes are an integral part of these financial statements.

SoFi Smart Energy ETF

	Period Ended August 31, 2022(1) (Unaudited)		Period Ended April 30, 2022(2)
Net asset value, beginning of period	$15.59		$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(3)	0.01		(0.03)
Net realized and unrealized gain (loss) on investments	1.30		(4.38)
Total from investment operations	1.31		(4.41)

Less Distributions:
From net investment income	—		—
Total distributions	—		—

Net asset value, end of period	$16.90		$15.59
Total return(4)(5)	8.42%		(22.06)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$2.5		$1.9
Portfolio turnover rate(4)	16%		41%
Ratio of expenses to average net assets(6)	0.64	%(7)	0.65%
Ratio of net investment income (loss) to average net assets(6)	0.16%		(0.19)%

(1)The Fund changed its fiscal year end from April 30 to February 28 effective as of the close of business on August 9, 2022. The information presented is from May 1, 2022 to August 31, 2022.

(2)The Fund commenced operations on July 20, 2021. The information presented is from July 20, 2021 to April 30, 2022.

(3)Calculated using average shares outstanding method.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value.

(6)Annualized.

(7)Effective August 9, 2022, the Fund’s management fee was reduced from 0.65% to 0.59%.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

66

SoFi Funds

NOTE 1 – ORGANIZATION

The SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Be Your Own Boss ETF and SoFi Web 3 ETF are diversified series of shares and the SoFi Weekly Income ETF, SoFi Weekly Dividend ETF and SoFi Smart Energy, are non-diversified series of shares (each a “Fund”, and collectively the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The SoFi Select 500 ETF and SoFi Next 500 ETF commenced operations on April 10, 2019, the SoFi Social 50 ETF and SoFi Be Your Own Boss ETF commenced operations on May 7, 2019, the SoFi Weekly Income ETF commenced operations on October 1, 2020, the SoFi Weekly Dividend ETF commenced operations on May 10, 2021, the SoFi Smart Energy ETF commenced operations on July 20, 2021 and the SoFi Web 3 ETF commenced operations on August 8, 2022.

The investment objective of the SoFi Select 500 ETF is to seek to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index. The investment objective of the SoFi Next 500 ETF is to seek to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index. The investment objective of the SoFi Social 50 ETF is to seek to track the performance, before fees and expenses, of the SoFi Social 50 Index. The investment objective of the SoFi Be Your Own Boss ETF is to seek long-term capital appreciation. The investment objective of the SoFi Weekly Income ETF is to seek to provide current income. The investment objective of the SoFi Weekly Dividend ETF is to seek to track the performance, before fees and expenses, of the SoFi Sustainable Dividend Index. The investment objective of the SoFi Web 3 ETF is to seek to track the performance, before fees and expenses, of the SoFi Solactive Web 3.0 Index. The investment objective of the SoFi Smart Energy ETF is to seek to track the performance, before fees and expenses, of the iClima Distributed Renewable Energy Index (together with the Solactive SoFi US 500 Growth Index, the Solactive SoFi US Next 500 Growth Index, the SoFi Social 50 Index, the SoFi Solactive Web 3.0 Index and the iClima Distributed Renewable Energy Index, the “Indexes”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures

NOTES TO FINANCIAL STATEMENTS August 31, 2022 (Unaudited)

67

SoFi Funds

adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2022:

SoFi Select 500 ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$381,062,628	$—	$—	$381,062,628
Short-Term Investments	—	290,926	—	—	290,926
Investments Purchased With Collateral From Securities Lending(2)	24,630,143	—	—	—	24,630,143
Total Investments in Securities	$24,630,143	$381,353,554	$—	$—	$405,983,697

SoFi Next 500 ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$48,621,944	$—	$—	$48,621,944
Preferred Stocks(1)	—	49,583	—	—	49,583
Short-Term Investments	—	30,899	—	—	30,899
Investments Purchased With Collateral From Securities Lending(2)	13,267,911	—	—	—	13,267,911
Total Investments in Securities	$13,267,911	$48,702,426	$—	$—	$61,970,337

NOTES TO FINANCIAL STATEMENTS August 31, 2022 (Unaudited) (Continued)

68

SoFi Funds

SoFi Social 50 ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$16,171,601	$—	$—	$16,171,601
Preferred Stocks(1)	—	196,181	—	—	196,181
Short-Term Investments	—	5,889	—	—	5,889
Investments Purchased With Collateral From Securities Lending(2)	5,299,321	—	—	—	5,299,321
Total Investments in Securities	$5,299,321	$16,373,671	$—	$—	$21,672,992

SoFi Be Your Own Boss ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3		Total
Common Stocks(1)	$—	$8,564,966	$—	$0	(3)	$8,564,966
Short-Term Investments	—	32,052	—	—		32,052
Investments Purchased With Collateral From Securities Lending(2)	2,862,078	—	—	—		2,862,078
Total Investments in Securities	$2,862,078	$8,597,018	$—	$0		$11,459,096

Investments in Securities at Fair Value(3)
Balance as of February 28, 2022	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(70,650)
Purchases	—
Sales	—
Transfer into and/or out of Level 3	70,650
Balance as of August 31, 2022	$0

Change in unrealized appreciation/depreciation for Level 3 investments held at August 31, 2022:	$(70,650)

SoFi Weekly Income ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$—	$882,404	$—	$882,404
Corporate Bonds(1)	—	—	20,990,008	—	20,990,008
Mortgage Backed Securities	—	—	241,551	—	241,551
Municipal Bonds	—	—	215,422	—	215,422
United States Treasury Obligations	—	—	415,877	—	415,877
Preferred Stocks(1)	—	327,943	—	—	327,943
Short-Term Investments	—	367,049	—	—	367,049
Investments Purchased With Collateral From Securities Lending(2)	1,334,110	—	—	—	1,334,110
Total Investments in Securities	$1,334,110	$694,992	$22,745,262	$—	$24,774,364

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SoFi Weekly Dividend ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$8,835,598	$—	$—	$8,835,598
Preferred Stocks(1)	—	9,359	—	—	9,359
Short-Term Investments	—	16,837	—	—	16,837
Investments Purchased With Collateral From Securities Lending(2)	405,264	—	—	—	405,264
Total Investments in Securities	$405,264	$8,861,794	$—	$—	$9,267,058

SoFi Web 3 ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$422,287	$—	$—	$422,287
Preferred Stocks(1)	4,822	—	—	4,822
Short-Term Investments	385	—	—	385
Total Investments in Securities	$427,494	$—	$—	$427,494

SoFi Smart Energy ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$2,527,704	$—	$—	$2,527,704
Short-Term Investments	5,390	—	—	5,390
Total Investments in Securities	$2,533,094	$—	$—	$2,533,094

(1)See Schedule of Investment for the industry breakout.

(2)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(3)The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of August 31, 2022, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

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The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Be Your Own Boss ETF, and SoFi Web 3 are declared and paid at least semi-annually, for the SoFi Weekly Income ETF and SoFi Weekly Dividend ETF are declared and paid at least weekly, and for the SoFi Smart Energy ETF are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by each Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.Recently Issued Accounting Pronouncements.

•In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management implemented a Rule 18f-4 Derivatives Risk Management Program effective August 19, 2022.

•In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds began complying with Rule 2a-5 effective September 8, 2022.

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Effective on that date, securities for which market quotations are not readily available will have a fair value determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Funds’ investment adviser, Toroso Investments, LLC (the “Adviser”), subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable.

•In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact, if any, of these amendments on the financial statements.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Agency Debt Risk (SoFi Weekly Income ETF Only). Bonds or debentures issued by U.S. government agencies, government-sponsored entities, or government corporations, including, among others, Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), are generally backed only by the general creditworthiness and reputation of the U.S. government agency, government-sponsored entity, or government corporation issuing the bond or debenture and are not guaranteed by the U.S. Department of the Treasury (“U.S. Treasury”) or backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government. By contrast, Government National Mortgage Association securities are generally backed by the full faith and credit of the U.S. government.

B.Asset Backed Securities (“ABS”) Risk (SoFi Weekly Income ETF Only). The value of ABS may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

C.Associated Risk of Investing in Distributed Smart Energy Companies (SoFi Smart Energy ETF Only). Distributed Smart Energy Companies (as defined in the Fund’s prospectus) typically face intense competition, potentially short product lifecycles and potentially rapid product obsolescence (e.g., when a better, higher utility solution becomes available) due to anticipated and frequent technological improvements. These companies may be significantly affected by fluctuations in energy prices and in the supply and demand of renewable energy, tax incentives, subsidies and other governmental regulations and policies. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Distributed Smart Energy Companies may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, availability of certain inputs and materials required for production, depletion of resources (such as lithium, copper and cobalt), technological developments and labor relations. A decline in the price of conventional energy such as oil and natural gas could have a materially adverse impact on Distributed Smart Energy Companies. Renewable energy resources may be highly dependent upon on government policies that support renewable generation and enhance the economic viability of owning renewable electric generation assets. Investors should additionally take notice of the distinction between implemented government policy based on legislation and less guaranteed commitments which may be aspirational, subject to political risk, and difficult to enforce. Additionally, adverse environmental conditions may cause fluctuations in renewable electric generation and adversely affect the cash flows associated with Distributed Smart Energy Companies.

D.Bank Loans Risk (SoFi Weekly Income ETF Only). Bank loans often involve borrowers whose financial conditions are troubled or uncertain and companies that are highly leveraged. The market for bank loans may not be highly liquid and the Fund may have difficulty selling bank loans. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans generally are subject to legal or contractual restrictions on resale. In addition, bank loans may have trade settlement periods extending beyond seven days, which means that, in certain cases, it could take the Fund a significant amount of time to get its money after selling an investment. Bank loans may be structured such that they are not “securities” under federal securities laws and therefore not subject to federal securities laws protections against fraud and misrepresentation. As such, there can be no assurances that fraud or misrepresentation will not occur with respect to bank loans in which the Fund invests.

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E.Big Data & AI Risk (SoFi Web 3 ETF Only). Companies that develop or support the development of Big Data (as defined in the Fund’s prospectus) analytics systems and AI (artificial intelligence) systems may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Big Data and AI companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Big Data and AI companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. Big Data and AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. In addition, Big Data and AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Big Data and AI companies face increased risk from trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. Lack of resolution or potential imposition of trade tariffs may hinder the companies’ ability to successfully deploy their inventories. The customers and/or suppliers of Big Data and AI companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Big Data and AI companies.

F.Blockchain Technology Risk (SoFi Web 3 ETF Only). Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Blockchain technology is not a product or service that provides identifiable revenue for companies that implement, or otherwise use it. Therefore, the values of the companies included in the Fund’s portfolio, if any, may not be a reflection of their connection to blockchain technology, but may be based on other business operations. Currently, blockchain technology is primarily used for the recording of transactions in digital currency, which are extremely speculative, unregulated and volatile. Problems in digital currency markets could have a wider effect on companies associated with blockchain technology. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit to the companies included in the Fund’s portfolio, if any. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Finally, because digital assets registered in a blockchain do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of fraud or manipulation.

G.Call Risk (SoFi Weekly Income ETF Only). During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

H.Collateralized Mortgage-Backed Securities(“CMBS”) Risk (SoFi Weekly Income ETF Only). The Fund’s investments in CMBS are subject to the risk that if there is a shortfall in loan payments from borrowers or if an underlying property is sold via foreclosure and does not generate sufficient proceeds to meet scheduled payments on all bond classes, investments in the most subordinate outstanding bond class will incur a principal loss first, with any further losses impacting more senior classes in reverse order of payment priority. CMBS are historically more volatile than RMBS. Such securities are subject to credit, interest rate, prepayment, and extension risks.

I.Collateralized Mortgage Obligations (“CMOs”) Risk (SoFi Weekly Income ETF Only). CMOs represent interests in a short-term, intermediate-term or long-term portion of a mortgage pool. Each portion of the pool receives monthly interest payments, but the principal repayments pass through to the short-term CMO first and to the long-term CMO last. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage-backed securities including credit, interest rate,

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prepayment, and extension risks. In the event of a bankruptcy or other default of a broker who issued the CMO held by the Fund, the Fund could experience both delays in liquidating its position and losses. In addition, classes of CMOs may also include interest only (“IOs”) and principal only (“POs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

J.Concentration Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, SoFi Social 50 ETF, SoFi Weekly Dividend ETF, SoFi Web 3 ETF and SoFi Smart Energy ETF Only). Each Fund’s investments will be concentrated in an industry or group of industries to the extent the applicable Index is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

K.Convertible Securities Risk (SoFi Weekly Income ETF Only). Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.

L.Credit Risk (SoFi Weekly Income ETF Only). Issuers and/or counterparties may fail to make payments when due or default completely. If an issuer’s or counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate, making it difficult for the Fund to sell such investments. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.

M.Currency Exchange Rate Risk (SoFi Be Your Own Boss ETF Only). Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

N.Dividend Risk (SoFi Weekly Income ETF and SoFi Weekly Dividend ETF Only). Dividend payments may fluctuate widely in amounts. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time. An issuer of a security may be unwilling or unable to pay income on a security. Dividends are paid only when declared by an issuer’s board of directors, and the amount of any dividend may vary over time. The Fund’s NAV may fluctuate based on the timing of the receipt and payment of dividends.

O.Emerging Markets Risk (SoFi Be Your Own Boss, SoFi Weekly Income ETF, and SoFi Smart Energy Only). Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political, and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

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NOTES TO FINANCIAL STATEMENTS August 31, 2022 (Unaudited) (Continued)

P.Equity Market Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Be Your Own Boss ETF, SoFi Weekly Dividend ETF, SoFi Web 3, and SoFi Smart Energy Only). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.

Q.Event Risk (SoFi Weekly Income ETF Only). Corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

R.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/ or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk (SoFi Weekly Income ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for shares based on trading volume and market liquidity and is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Funds, asset swings in the Funds and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares will approximate a Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers, or other participants that trade the shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. Toroso Investments, LLC, the Funds’ investment adviser (the “Adviser”), believes that, under normal market conditions, large

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market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. Because securities held by the SoFi Be Your Own Boss ETF may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although shares are listed on a national securities exchange, such as NYSE Arca, Inc. and The NASDAQ Stock Market, LLC (the “Exchanges”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Exchanges, make trading in shares inadvisable. In addition, trading in shares on the Exchanges is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchanges when a decline in the S&P 500 during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchanges may halt trading in shares when extraordinary volatility causes sudden, significant swings in the market price of shares. There can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than shares.

S.Extension Risk (SoFi Weekly Income ETF Only). When interest rates rise, certain obligations will be repaid by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to future changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than the value of shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

T.Fixed Income Risk (SoFi Weekly Income ETF Only). The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

U.Floating and Variable Rate Securities Risk (SoFi Weekly Income ETF Only). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities can be rated below investment grade or unrated; therefore, the Fund relies heavily on the analytical ability of the Sub-Adviser (defined below). Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.

V.Foreign Securities Risks (SoFi Be Your Own Boss ETF, SoFi Weekly Income ETF, SoFi Weekly Dividend ETF, SoFi Web 3, and SoFi Smart Energy Only). Certain foreign countries may impose exchange control regulations, restrictions on repatriation of profit on investments or of capital invested, local taxes on investments, and restrictions on the ability of issuers of non-U.S. securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights, and the potential inability to enforce legal judgments, all of which could cause the Funds to lose money on its investments in non-U.S. securities. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. securities may trade on days when shares are not priced, NAV may change at times when shares cannot be sold.

Foreign banks and securities depositories at which the Funds hold their foreign securities and cash may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. Additionally, many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the

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United States and may not have laws to protect investors that are comparable to U.S. securities laws. Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of each Fund’s investments.

W.High-Yield Securities Risk (SoFi Weekly Income ETF Only). Below investment grade instruments are commonly referred to as “junk” or high-yield instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.

Lower grade instruments, though higher yielding, are characterized by higher risk. The retail secondary market for lower grade instruments, which are often thinly traded or subject to irregular trading, may be less liquid than that for higher rated instruments. Such instruments can be more difficult to sell and to value than higher rated instruments because there is generally less public information available about such securities. As a result, subjective judgment may play a greater role in valuing such instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in the Fund, both in the short-term and the long-term.

X.Interest Rate Risk (SoFi Weekly Income ETF Only). The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

Y.Market Capitalization Risk.

•Large-Capitalization Investing (SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Be Your Own Boss ETF, SoFi Smart Energy ETF and SoFi Web 3 ETF Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing (SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Be Your Own Boss ETF, SoFi Smart Energy ETF and SoFi Web 3 ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing (SoFi Be Your Own Boss ETF, SoFi Smart Energy ETF and SoFi Web 3 ETF Only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

•Micro-Capitalization Investing (SoFi Web 3 ETF Only). Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

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Z.Metaverse Risk (SoFi Web 3 ETF Only). Metaverse companies provide internet navigation services and reference guide information and publish, provide or present proprietary advertising and/or third-party content. In addition, they often derive a large portion of their revenues from advertising, and a reduction in spending by or loss of advertisers could seriously harm their business. This industry is rapidly evolving and intensely competitive, and is subject to changing technologies, shifting user needs, and frequent introductions of new products and services. The research and development of new, technologically advanced products is a complex and uncertain process requiring high levels of innovation and investment, as well as the accurate anticipation of technology, market trends and consumer needs. The number of people who access the Internet has increased dramatically and a failure to attract and retain a substantial number of such users to a company’s products and services or to develop products and technologies that are more compatible with alternative devices, could adversely affect operating results. Concerns regarding a company’s products, services or processes that may compromise the privacy of users or other privacy related matters, even if unfounded, could damage a company’s reputation and adversely affect operating results. Many internet-related companies have declared bankruptcy, gone out of business and incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Metaverse companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of a Metaverse company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of a Metaverse or other new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by a Metaverse company to modify or adapt its services or infrastructure, which could have a material adverse effect on the company’s business.

AA.Mortgage-Backed Securities Risk (SoFi Weekly Income ETF Only). Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as Ginnie Mae and government-related organizations such as Fannie Mae and Freddie Mac. Although these mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. MBS, like traditional fixed-income securities, are subject to credit, interest rate, prepayment, and extension risks.

These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund will receive scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, MBS do not provide an effective means of locking in long-term interest rates for the investor. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS.

The mortgage market in the United States has experienced and may in the future experience difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) may increase and real-estate values may decline due to such difficulties, which may exacerbate such delinquencies and losses. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements may cause limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities and the Fund.

BB.Municipal Securities Risk (SoFi Weekly Income ETF Only). Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from the project or the assets.

CC.NFT & Tokenization Industry Risk (SoFi Web 3 ETF Only). The NFT (non-fungible tokens) and tokenization industries are rapidly evolving and intensely competitive, and are subject to changing technologies, shifting user needs, and frequent introductions of new products and services. If the NFT marketplace fails to continue to grow, firms that support NFT marketplaces may lose money or go out of business. In addition, the value of NFTs and other digital assets are extremely volatile and are subject to significant risks.

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Blockchain (distributed ledgers) is used to record transfers of ownership of NFTs and other digital assets. NFTs are “held” in digital wallets and are solely represented by ledger balances and secured by cryptographic key pairs, a public key and a private key (via a password). A private key is needed to sell or transfer an NFT. As a result, NFTs can be lost permanently if an owner loses the private key to its digital wallet. In addition, NFTs may be vulnerable to cyber theft or technology failures. For example, if an NFT company is hacked and any one or more of its private keys (or passwords) are stolen, the thief could transfer the digital assets to its own account and/or sell them. Further, if such a breach were to occur companies cannot guarantee that it could be detected in time to prevent the unauthorized sale/transfer/use of the affected digital assets. The blockchain on which ownership of NFTs is recorded may be the target of malicious cyberattacks or may contain exploitable flaws in its underlying code, which may result in security breaches or the loss, decline in value, or theft of underlying digital assets. There is currently no insurance available for NFTs. As a result, NFT firms are largely self-insured for NFT losses. An NFT company that suffers a large loss may be subject to significant financial stress.

NFTs and other digital assets are a new and relatively untested asset class. There is considerable uncertainty about their long-term viability. In addition, the success of digital assets will depend on whether blockchain and other new technologies related to digital assets turn out to be useful and economically viable. The value of NFTs relies in part on the development, general acceptance and adoption and usage of blockchain assets, rather than solely on the value of the underlying item itself (for example, artwork). There can be no assurance that the market for NFTs will be sustained, which may materially adversely affect the value of NFT companies and the Fund’s investments.

DD.Non-Diversification Risk (SoFi Weekly Income ETF, SoFi Weekly Dividend ETF, and SoFi Smart Energy ETF Only). A non-diversified Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund’s performance.

EE.Privately Placed Securities Risk (SoFi Weekly Income ETF Only). Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

FF.REIT Investment Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent a Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.

In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the 1940 Act. The Funds expect that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

GG.TBA Securities and Rolls Risk (SoFi Weekly Income ETF Only). TBA transactions are subject to increased credit risk and increased overall investment exposure. TBA rolls involve the risk that the Fund’s counterparty will be unable to deliver the MBS underlying the TBA roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. TBA roll transactions may have the effect of creating leverage in the Fund’s portfolio.

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HH.TIPS Risk (SoFi Weekly Income ETF Only). Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that the Consumer Price Index (“CPI”) will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives. In addition, TIPS are subject to credit risk and interest rate risk.

II.U.S. Government Obligations Risk (SoFi Weekly Income ETF Only). Obligations of U.S. government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds. For the SoFi Weekly Income ETF, the Adviser provides oversight of the Sub-Adviser (defined below), monitoring of the Sub-Adviser’s buying and selling of securities for the Fund, and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund as follows:

Fund	Management Fee	Management Fee After Waiver
SoFi Select 500 ETF	0.19%	0.00%
SoFi Next 500 ETF	0.19%	0.00%
SoFi Social 50 ETF	0.29%	0.29%
SoFi Be Your Own Boss ETF	0.59%	0.59%
SoFi Weekly Income ETF	0.59%	0.59%
SoFi Weekly Dividend ETF	0.49%	0.49%
SoFi Web 3 ETF	0.59%	0.59%
SoFi Smart Energy ETF	0.59%(4)	0.59%

(4)Effective August 9, 2022, the Management Fee was reduced from 0.65% to 0.59%.

The Adviser has contractually agreed to waive its full Management Fee for the SoFi Select 500 ETF and SoFi Next 500 ETF until at least June 30, 2023 (the “Fee Waiver Agreement”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement. There is currently no Fee Waiver Agreement in effect for the SoFi Social 50 ETF, SoFi Be Your Own Boss ETF, SoFi Weekly Income ETF, SoFi Weekly Dividend ETF, SoFi Web 3 ETF, or SoFi Smart Energy ETF. Management Fees for the period ended August 31, 2022 are disclosed in the Statements of Operations.

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser. The Adviser has entered into an agreement with Social Finance, Inc. (“SoFi”), under which SoFi assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses (such expenses of the Fund, except Excluded Expenses, the “Unitary Expenses”). For assuming

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the payment obligation, the Adviser has agreed to pay SoFi the profits, if any, generated by each Fund’s unitary Management Fee. Although SoFi has agreed to be responsible for the Unitary Expenses, the Adviser retains the ultimate obligation to the Funds to pay such expenses. SoFi also provides marketing support for the Funds, including hosting the Funds’ website and preparing marketing materials related to the Funds.

Income Research + Management (“IR+M”) (the “Sub-Adviser”) serves as a sub-adviser to the SoFi Weekly Income ETF pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for day-to-day management of the SoFi Weekly Income ETF’s portfolio, including determining the securities purchased and sold by the Fund and the execution of the Fund’s portfolio investments. The Sub-Adviser is responsible for trading portfolio securities for the SoFi Weekly Income ETF, including selecting broker-dealers to execute purchase and sale transactions subject to the supervision of the Adviser and the Board.

Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities the Sub-Adviser provides (the “Sub-Advisory Fee”) based on the average daily net assets of the Fund as follows:

Fund	IR+M Sub-Advisory Fee
SoFi Weekly Income ETF	0.35% on first $20 million
0.30% on next $80 million
0.20% on next $200 million
0.15% on next $300 million
0.10% on next $400 million
0.075% on amounts over $1 billion

The Sub-Advisory Fees incurred are paid monthly to the Sub-Adviser by the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Funds. The Funds receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

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As of August 31, 2022, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
SoFi Select 500 ETF	$23,920,680	$24,630,143	6.3%
SoFi Next 500 ETF	12,878,352	13,267,911	26.4%
SoFi Social 50 ETF	5,110,271	5,299,321	31.2%
SoFi Be Your Own Boss ETF	2,793,323	2,862,078	32.5%
SoFi Weekly Income ETF	1,301,129	1,334,110	5.5%
SoFi Weekly Dividend ETF	391,966	405,264	4.4%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the period ended August 31, 2022, the Funds each loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations. The SoFi Smart Energy ETF and the SoFi Web 3 ETF did not participate in securities lending during the period ended August 31, 2022.

The Funds are not subject to a master netting agreement with respect to each Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments and U.S. government securities were as follows:

Fund	Purchases	Sales
SoFi Select 500 ETF	$64,996,229	$60,057,600
SoFi Next 500 ETF	17,397,554	16,546,321
SoFi Social 50 ETF	5,977,471	5,949,060
SoFi Be Your Own Boss ETF	3,233,986	3,172,836
SoFi Weekly Income ETF	7,357,656	6,430,441
SoFi Weekly Dividend ETF	3,496,800	3,415,110
SoFi Web 3 ETF	400	11,220
SoFi Smart Energy ETF	344,484	345,678

For the period ended August 31, 2022, there were no purchases or sales of long-term U.S. Government securities.

For the period ended August 31, 2022, the cost of purchases and proceeds from in-kind transactions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
SoFi Select 500 ETF	$64,996,229	$34,013,172
SoFi Next 500 ETF	14,942,555	9,507,168
SoFi Social 50 ETF	—	—
SoFi Be Your Own Boss ETF	—	3,962,299
SoFi Weekly Income ETF	5,480,631	4,418,630
SoFi Weekly Dividend ETF	—	—
SoFi Web 3 ETF	510,436	—
SoFi Smart Energy ETF	419,303	—

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NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended August 31, 2022 (estimated) and year/period ended February 28, 2022, was as follows:

	Ordinary Income
	August 31, 2022	February 28, 2022
SoFi Select 500 ETF	$2,620,000	$3,055,645
SoFi Next 500 ETF	324,000	372,090
SoFi Social 50 ETF	45,500	66,015
SoFi Be Your Own Boss ETF	—	600,000
SoFi Weekly Income ETF	341,250	837,558
SoFi Weekly Dividend ETF	108,000	112,697
SoFi Web 3 ETF	—	—
SoFi Smart Energy ETF	—	—

Long-Term Capital Gains
	August 31, 2022	February 28, 2022
SoFi Select 500 ETF	$—	$—
SoFi Next 500 ETF	—	—
SoFi Weekly Income ETF	—	17,692

	Return of Capital
	August 31, 2022	February 28, 2022
SoFi Weekly Dividend ETF	$—	$4,803

As of the most recent fiscal year ended February 28, 2022 (and April 30, 2022 for the SoFi Smart Energy ETF) the components of accumulated earnings/(losses) on a tax basis were as follows:

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Be Your Own Boss ETF	SoFi Weekly Income ETF	SoFi Weekly Dividend ETF	SoFi Smart Energy ETF(6)
Cost of investments(5)	$385,872,345	$64,307,809	$31,699,660	$33,641,258	$23,306,018	$9,943,041	$2,456,215
Gross tax unrealized appreciation	58,971,779	6,113,296	628,202	355,136	213,305	426,755	$52,627
Gross tax unrealized depreciation	(25,321,580)	(6,156,244)	(7,203,654)	(12,692,588)	(606,378)	(413,924)	(559,738)
Net tax unrealized appreciation (depreciation)	33,650,199	(42,948)	(6,575,452)	(12,337,452)	(393,073)	12,831)	(507.111)
Undistributed ordinary income (loss)	758,885	60,918	19,948	—	1,054	—	—
Undistributed long-term capital gain (loss)	—	—	—	—	—	—	—
Total distributable earnings	758,885	60,918	19,948	—	1,054	—	—
Other accumulated gain (loss)	(2,303,104)	(552,874)	(1,664,153)	(860,490)	—	(68,781)	(707)
Total accumulated gain (loss)	$32,105,980	$(534,904)	$(8,219,657)	$(13,197,942)	$(392,019)	$(55,950)	$(507,818)

(5)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales. SoFi Web 3 ETF commenced operations on August 8, 2022 and would not have a cost difference.

(6)The Fund changed its fiscal year end from April 30 to February 28 effective as of the close of business on August 9, 2022. The information presented is as of April 30, 2022.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. As of the most recent fiscal year ended February 28, 2022, the Funds, excluding the SoFi Smart Energy ETF, had no late year losses and the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Be Your Own Boss ETF, and SoFi Weekly Dividend ETF had short-term capital loss carryovers of $1,199,866, $311,023, $1,646,990, $421,186, and $68,781, respectively, and long-term capital loss carryovers of $1,103,238, $241,851, $17,163, $439,304, and $0, respectively, both of which do not expire. As of April 30, 2022, the SoFi Smart Energy ETF had late year losses of $707 and no capital loss carryovers.

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NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. has made available to the SoFi Be Your Own Boss ETF, SoFi Weekly Income ETF and SoFi Weekly Dividend ETF credit facilities pursuant to Loan Agreements for temporary or extraordinary purposes. Credit facility details for the period ended August 31, 2022, are as follows:

SoFi Be Your Own Boss ETF
Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of August 31, 2022	—
Average interest rate	—
SoFi Weekly Income ETF
Maximum available credit	$2,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of August 31, 2022	—
Average interest rate	—
SoFi Weekly Dividend ETF
Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of August 31, 2022	—
Average interest rate	—

Interest expense incurred for the period ended August 31, 2022 is disclosed in the Statement of Operations, if applicable.

The credit facility for the SoFi Be Your Own Boss ETF and the SoFi Weekly Dividend ETF is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds within the Trust. The credit facility for the SoFi Weekly Income ETF is an uncommitted, senior secured 364-day line of credit used for the benefit of the Fund.

NOTE 9 – SHARE TRANSACTIONS

Shares of the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Weekly Income ETF, SoFi Weekly Dividend ETF and SoFi Smart Energy are listed and traded on NYSE Arca, Inc. and shares of the SoFi Be Your Own Boss ETF and SoFi Web 3 are listed and traded on The NASDAQ Stock Market, LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Web 3 and SoFi Smart Energy is $500, for the SoFi Social 50 ETF, SoFi Be Your Own Boss ETF, and SoFi Weekly Income ETF is $300, and for the SoFi Weekly Dividend ETF is $1,500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units for Funds of up to a maximum of 2% of

NOTES TO FINANCIAL STATEMENTS August 31, 2022 (Unaudited) (Continued)

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the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds’ have determined that there are no subsequent events that would need to be disclosed in the Funds financial statements.

NOTES TO FINANCIAL STATEMENTS August 31, 2022 (Unaudited) (Continued)

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EXPENSE EXAMPLES For the Periods Ended August 31, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The actual expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from March 1, 2022 to August 31, 2022 for the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Be Your Own Boss ETF, SoFi Weekly Income ETF, SoFi Weekly Dividend ETF, and SoFi Smart Energy ETF and from August 8, 2022 (commencement of operations) to August 31, 2022 for the SoFi Web 3 ETF. The hypothetical examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from March 1, 2022 to August 31, 2022.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Funds’ shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

SoFi Select 500 ETF

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period(1)
Actual	$1,000.00	$896.00	$—
Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	—

(1)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.00% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six month period).

SoFi Next 500 ETF

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period(2)
Actual	$1,000.00	$882.60	$—
Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	—

(2)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.00% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six month period).

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SoFi Social 50 ETF

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period(3)
Actual	$1,000.00	$800.40	$1.32
Hypothetical (5% annual return before expenses)	1,000.00	1,023.74	1.48

(3)Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.29%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

SoFi Be Your Own Boss ETF

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period(4)
Actual	$1,000.00	$696.10	$2.52
Hypothetical (5% annual return before expenses)	1,000.00	1,022.23	3.01

(4)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six month period).

SoFi Weekly Income ETF

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period(5)
Actual	$1,000.00	$956.00	$2.91
Hypothetical (5% annual return before expenses)	1,000.00	1,022.23	3.01

(5)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six month period).

SoFi Weekly Dividend ETF

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period(6)
Actual	$1,000.00	$899.40	$2.35
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.74	$2.50

(6)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six month period).

EXPENSE EXAMPLES For the Periods Ended August 31, 2022 (Unaudited) (Continued)

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SoFi Web 3 ETF

	Beginning Account Value August 8, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period(7)
Actual	$1,000.00	$854.60	$0.36

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period(8)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.23	$3.01

(7)The actual expenses are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 24/365 (to reflect the period from August 8, 2022 to August 31, 2022, the commencement of operations date to the end of the period).

(8)The hypothetical expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

SoFi Smart Energy ETF

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period(9)
Actual	$1,000.00	$947.80	$3.14
Hypothetical (5% annual return before expenses)	1,000.00	1,021.98	3.26

(9)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.64%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six month period).

EXPENSE EXAMPLES For the Periods Ended August 31, 2022 (Unaudited) (Continued)

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met via video conference at a meeting held on March 10 and March 14, 2022 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF and SoFi Gig Economy ETF (n/k/a the “SoFi Be Your Own Boss ETF”) (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and Toroso Investments, LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the renewal of Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the SoFi Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the SoFi Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Charles Ragauss, who serves as portfolio manager of the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, and SoFi Gig Economy ETF, and Michael Venuto and David Dziekanski, who serve as co-portfolio managers of the SoFi Gig Economy ETF, as well as the responsibilities of other key personnel of the Adviser involved in the daytoday activities of the SoFi Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by the SoFi Funds.

The Board also considered other services provided to the SoFi Funds, such as monitoring adherence to each SoFi Fund’s investment strategy and restrictions, oversight of other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF (the “SoFi Index Funds”) achieve their investment objectives as passively-managed ETFs and the extent to which the SoFi Gig Economy ETF achieves its investment objective as an actively-managed ETF. The Board noted that the SoFi Index Funds are each designed to track the performance of an index and the Adviser is responsible for trade execution. The Board noted that, with respect to the SoFi Gig Economy ETF, the Adviser is responsible for active portfolio management, including selecting the Fund’s investments and trade execution.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the SoFi Funds and that the nature, overall quality and extent of the management services provided to the SoFi Funds, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Funds and the Adviser. The Board considered the investment performance of the SoFi Funds and the Adviser. The Board noted that the SoFi Index Funds were designed to track the performance of an index and considered the extent to which the SoFi Index Funds tracked their respective indexes, before fees and expenses, in addition to the performance of the Funds against their benchmark indexes and respective peer groups. For the SoFi Gig Economy ETF, the Board considered the Fund’s performance against its benchmark index and peer group.

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The Board discussed the performance of the SoFi Select 500 ETF on both an absolute basis and in comparison to its underlying index (the Solactive SoFi US 500 Growth Index), its benchmark index (the S&P 500 Index), and in comparison to a peer group of funds based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. large growth funds and U.S. large blend funds) (the “SFY Morningstar Peer Group”). The Board noted that the SoFi Select 500 ETF’s performance was generally in line with its underlying index. The Board noted that the SoFi Select 500 ETF underperformed the S&P 500 Index for the six-month and one-year periods ended December 31, 2021, but outperformed the S&P 500 Index for the since inception period ended December 31, 2021. The Board also noted that the performance of the SoFi Select 500 ETF was above the SFY Morningstar Peer Group average for the year-to-date and one-year periods ended January 31, 2022.

The Board discussed the performance of the SoFi Next 500 ETF on both an absolute basis and in comparison to its underlying index (the Solactive SoFi US Next 500 Growth Index), its benchmark index (the S&P MidCap 400® Total Return Index (the “S&P 400 Index”)), and in comparison to a peer group of funds based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. mid-cap blend funds and U.S. mid-cap growth funds) (the “SFYX Morningstar Peer Group”). The Board noted that the SoFi Next 500 ETF’s performance was generally in line with its underlying index. The Board noted that the SoFi Next 500 ETF underperformed the S&P 400 Index for the six-month, one-year and since inception periods ended December 31, 2021. The Board also noted that the performance of the SoFi Next 500 ETF was above the SFYX Morningstar Peer Group average for the year-to-date and one-year periods ended January 31, 2022.

The Board discussed the performance of the SoFi Social 50 ETF on both an absolute basis and in comparison to its underlying index (the SoFi Social 50 Index), a benchmark index (the S&P 500 Index), and in comparison to a peer group of funds based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. large-cap blend funds and U.S. large-cap growth funds) (the “SFYF Morningstar Peer Group”). The Board noted that the SoFi Social 50 ETF’s investment objective and principal investment strategies were substantially revised on June 30, 2020 and the performance of the Fund for periods prior to that date were achieved under the Fund’s prior investment objectives and principal investment strategies and would have differed if the Fund’s current investment objective and principal investment strategies had been in effect during those periods. As a result, when evaluating the SoFi Social 50 ETF’s performance in comparison to its underlying index, the Board evaluated blended index performance for the prior underlying index (the Solactive SoFi US 50 Growth Index) and the current underlying index (the SoFi Social 50 Index) for the relevant periods. The Board noted that the SoFi Social 50 ETF’s performance was generally in line with the blended underlying index. The Board noted that the SoFi Social 50 ETF outperformed the S&P 500 Index for the one-year and since inception periods ended December 31, 2021, but underperformed the S&P 500 Index for the six-month period ended December 31, 2021. The Board also noted that the performance of the SoFi Social 50 ETF was below the SFYF Morningstar Peer Group average for the year-to-date and one-year periods ended January 31, 2022.

The Board discussed the performance of the SoFi Gig Economy ETF on both an absolute basis and in comparison to its primary benchmark index, the S&P 500 Index, a secondary benchmark index, the NASDAQ 100 Index, and in comparison to a peer group of funds based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. mid-cap growth funds, U.S. technology funds and U.S. world large stock growth funds) (the “GIGE Morningstar Peer Group”). The Board noted that the SoFi Gig Economy ETF had negative absolute returns and underperformed the S&P 500 Index and NASDAQ 100 Index for the six-month and one-year periods ended December 31, 2021, and had positive absolute returns but relative underperformance versus the S&P 500 Index and the NASDAQ 100 Index for the since inception period ended December 31, 2021. The Board also noted that the performance of the SoFi Gig Economy ETF was above the GIGE Morningstar Peer Group average for the one-year period ended January 31, 2022, but below the Morningstar Peer Group average for the year-to-date period ended January 31, 2022.

After considering all of the information, the Board concluded that the performance of the SoFi Funds was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with each SoFi Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that each of the SoFi Funds and its shareholders were likely to benefit from the Adviser’s continued management.

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3.Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that each SoFi Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to each SoFi Fund’s Rule 12b1 Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each SoFi Fund’s other expenses out of its own fee and resources. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement.

For the SoFi Select 500 ETF, the Board noted that the Adviser had contractually agreed to maintain an annual net expense ratio of 0.00% since the Fund’s inception and at least through June 30, 2022. The Board noted that the Fund’s advisory fee of 0.19% was below the SFY Morningstar Peer Group average of 0.23% and the Fund’s expense ratio, net of fee waivers, of 0.00% was below the SFY Morningstar Peer Group average of 0.25%.

For the SoFi Next 500 ETF, the Board noted that the Adviser had contractually agreed to maintain an annual net expense ratio of 0.00% since the Fund’s inception and at least through June 30, 2022. The Board noted that the Fund’s advisory fee of 0.19% was below the SFYX Morningstar Peer Group average of 0.42% and the Fund’s expense ratio, net of fee waivers, of 0.00% was below the SFYX Morningstar Peer Group average of 0.42%.

For the SoFi Social 50 ETF, the Board noted that the Fund’s advisory fee of 0.29% was above the SFYF Morningstar Peer Group average of 0.24% and the Fund’s expense ratio of 0.29% was above the SFYF Morningstar Peer Group average of 0.27%.

For the SoFi Gig Economy ETF, the Board noted that the Fund’s advisory fee of 0.59% was below the GIGE Morningstar Peer Group average of 0.71% and the Fund’s expense ratio of 0.59% was below the GIGE Morningstar Peer average of 0.71%.

The Board concluded that each SoFi Fund’s expense ratio and advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the SoFi Funds by the Adviser given the nature of the SoFi Funds’ strategies. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profit realized by the Adviser from its relationship with the SoFi Funds, and concluded that the fees had not been, and currently were not, excessive, and the Board further concluded that the Adviser had adequate financial resources to support its services to the SoFi Funds from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as the Funds Grow. The Board compared each SoFi Fund’s expenses relative to its respective Morningstar Peer Group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that each of the SoFi Funds might realize under the structure of the advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as each SoFi Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.Benefits to be Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the SoFi Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the SoFi Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fees are reasonable in light of the services that the Adviser provides to each of the SoFi Funds; and (c) the approval of renewal of the Advisory Agreement for an additional one-year term was in the best interests of each of the SoFi Funds and its shareholders.

The Board of the Trust met via video conference at a meeting held on June 17, 2022 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the SoFi Web 3 ETF (the “Fund”), a proposed series of the Trust, and Toroso Investments, LLC, the Fund’s proposed investment adviser. Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

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considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund by the Adviser, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively-managed ETF.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the Fund is designed to track the performance of an index, the performance of the Fund would not be the direct result of investment decisions made by the Adviser. However, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s trade execution services, including whether the Fund’s performance exhibited significant tracking error.

3.Cost of services to be provided and profits to be realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by the Fund. The Board considered comparative information prepared by Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of the Fund relative to a peer group. The Board noted that the Fund was compared to a peer group of ETFs in the U.S. global large stock growth and U.S. global small/mid stock categories. The Board also considered that the Fund was also compared to a peer group of ETFs prepared by the Adviser that the Adviser considered to be a representative sample of peer group competitors for the Fund.

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

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the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund. The Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of economies of scale as the Fund grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.Benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

93

SoFi Funds

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the SoFi Web 3 ETF (the “Fund’) has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 23, 2021, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2020 through September 30, 2021 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is reasonably designed and operating effectively.

The Fund commenced operations on August 8, 2022 and was not a part of the Report but has adopted the Program upon commencement of operations.

STATEMENT REGARDING THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

94

SoFi Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (877) 358-0096 or by accessing the Funds’ website at www.sofi.com/invest/etfs. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (877) 358-0096 or by accessing the SEC’s website at www.sec.gov. The SoFi Web 3 ETF commenced operations after the June 30, 2022 period end. Proxy voting information will be available for the period ending June 30, 2023.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.sofi.com/invest/etfs. The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (877) 358-0096. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Funds’ website at www.sofi.com/invest/etf.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (877) 358-0096. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website www.sofi.com/invest/etfs.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
(SoFi Weekly Income ETF Only)
Income Research + Management
100 Federal Street, 30th Floor
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, 29th Floor
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
SoFi Select 500 ETF	SFY	886364207
SoFi Next 500 ETF	SFYX	886364306
SoFi Social 50 ETF	SFYF	886364405
SoFi Be Your Own Boss ETF	BYOB	886364504
SoFi Weekly Income ETF	TGIF	886364884
SoFi Weekly Dividend ETF	WKLY	886364736
SoFi Web 3 ETF	TWEB	886364512
SoFi Smart Energy ETF	ENRG	886364686

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tidal ETF Trust

By (Signature and Title)      /s/ Eric W. Falkeis

                                                Eric W. Falkeis, President/Principal Executive Officer

Date

November 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Eric W. Falkeis

  Eric W. Falkeis, President/Principal Executive Officer

Date

November 7, 2022

By (Signature and Title)* /s/ Aaron Perkovich

                                               Aaron Perkovich, Treasurer/Principal Financial Officer

Date

November 7, 2022

* Print the name and title of each signing officer under his or her signature.

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